UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 745 Fifth Avenue
                        New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2015

Date of reporting period: 3/31/2015

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.1%

Consumer Discretionary – 15.2%
Auto Components - 2.1%
Dorman Products [1]	425,921	$21,189,570
Drew Industries	575,483	35,415,224
Gentex Corporation	1,275,494	23,341,540
Standard Motor Products	73,243	3,095,249
STRATTEC SECURITY [2]	255,650	18,877,196
Superior Industries International	488,000	9,237,840

		111,156,619

Automobiles - 1.2%
Thor Industries	684,550	43,270,406
Winnebago Industries	846,500	17,996,590

		61,266,996

Distributors - 1.1%
Core-Mark Holding Company	537,725	34,586,472
Pool Corporation	100,300	6,996,928
Weyco Group [2]	566,900	16,950,310

		58,533,710

Diversified Consumer Services - 0.9%
Chegg [1],[3]	200,000	1,590,000
Liberty Tax [1]	548,237	15,257,436
Sotheby’s	532,700	22,511,902
Universal Technical Institute	753,700	7,235,520

		46,594,858

Hotels, Restaurants & Leisure - 0.0%
MTY Food Group	66,200	1,809,517

Household Durables - 1.4%
Cavco Industries [1]	14,000	1,050,840
Ethan Allen Interiors	1,072,388	29,640,804
La-Z-Boy	416,200	11,699,382
NVR [1]	21,419	28,458,569

		70,849,595

Internet & Catalog Retail - 0.2%
Blue Nile [1]	62,268	1,982,613
FTD Companies [1]	197,200	5,904,168

		7,886,781

Leisure Products - 0.2%
Nautilus [1]	499,900	7,633,473
Smith & Wesson Holding Corporation [1],[3]	215,000	2,736,950

		10,370,423

Media - 1.6%
DreamWorks Animation SKG Cl. A [1],[3]	296,054	7,164,507
E.W. Scripps Company Cl. A [1]	190,100	5,406,444
Harte-Hanks	234,640	1,830,192
Morningstar	349,395	26,173,180
Rentrak Corporation [1],[3]	272,265	15,127,043
Saga Communications Cl. A	143,034	6,370,734
Wiley (John) & Sons Cl. A	377,893	23,104,378

		85,176,478

Multiline Retail - 0.1%
Tuesday Morning [1],[3]	370,000	5,957,000

Specialty Retail - 5.3%
American Eagle Outfitters	770,991	13,168,526
America’s Car-Mart [1],[2]	456,900	24,786,825
Ascena Retail Group [1]	1,459,717	21,180,494
Buckle (The)	804,463	41,100,015
Cato Corporation (The) Cl. A	494,696	19,589,961
Destination Maternity	686,467	10,338,193
DSW Cl. A	424,900	15,670,312
Finish Line (The) Cl. A	64,800	1,588,896
GameStop Corporation Cl. A	589,400	22,373,624
Genesco [1]	600,583	42,779,527
Monro Muffler Brake	304,200	19,788,210
Penske Automotive Group	167,800	8,640,022
Shoe Carnival	808,681	23,807,569
Stein Mart	788,318	9,814,559

		274,626,733

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s	3,500	323,645
G-III Apparel Group [1]	49,031	5,523,342
Gildan Activewear	17,600	519,552
Movado Group	494,096	14,091,618
Steven Madden [1]	514,246	19,541,348
Vera Bradley [1]	53,680	871,226
Wolverine World Wide	405,900	13,577,355

		54,448,086

Total		788,676,796

Consumer Staples – 2.3%
Food & Staples Retailing - 0.1%
United Natural Foods [1]	5,000	385,200
Village Super Market Cl. A	181,297	5,699,978

		6,085,178

Food Products - 0.9%
Cal-Maine Foods	260,090	10,159,115
Farmer Bros. [1]	50,777	1,256,731
Industrias Bachoco ADR [1]	96,861	4,828,521
John B. Sanfilippo & Son	34,000	1,465,400
Sanderson Farms	257,000	20,470,050
Seneca Foods Cl. A [1]	171,589	5,115,068
Seneca Foods Cl. B [1]	7,197	251,535
SunOpta [1]	165,019	1,752,502

		45,298,922

Household Products - 0.2%
HRG Group [1]	969,200	12,095,616

Personal Products - 1.1%
Inter Parfums	501,800	16,368,716
Nu Skin Enterprises Cl. A	520,305	31,327,564
Nutraceutical International [1]	312,500	6,156,250

		53,852,530

Total		117,332,246

Energy – 4.9%
Energy Equipment & Services - 4.7%
Atwood Oceanics	582,421	16,371,854
CARBO Ceramics [3]	162,300	4,951,773
Ensign Energy Services	1,520,200	11,918,666
Era Group [1]	687,240	14,322,081
Exterran Holdings	623,700	20,937,609
Helmerich & Payne	280,810	19,114,737
Matrix Service [1]	581,786	10,216,162
Oil States International [1]	416,134	16,549,649
Pason Systems	1,977,710	31,167,417
RPC	993,975	12,732,820
SEACOR Holdings [1]	538,082	37,488,173
TGS-NOPEC Geophysical	459,965	10,209,188
Tidewater	493,414	9,443,944
Total Energy Services	169,600	1,882,733
Trican Well Service	1,266,000	3,448,502
Unit Corporation [1]	874,649	24,472,679

		245,227,987

Oil, Gas & Consumable Fuels - 0.2%
Cimarex Energy	61,200	7,043,508
Sprott Resource [1]	2,510,000	1,843,038
World Fuel Services	12,300	707,004
WPX Energy [1]	66,000	721,380

		10,314,930

Total		255,542,917

Financials – 12.1%
Banks - 0.7%
Ames National	14,900	370,265
Blue Hills Bancorp [1]	132,540	1,752,179
Camden National	154,788	6,166,754
City Holding Company	216,370	10,175,881
First Citizens BancShares Cl. A	63,226	16,419,160

		34,884,239

Capital Markets - 5.0%
AllianceBernstein Holding L.P.	1,045,060	32,261,002
Artisan Partners Asset Management Cl. A	204,020	9,274,749
ASA Gold and Precious Metals	98,100	988,848
Cowen Group [1]	2,114,177	10,993,721
Diamond Hill Investment Group	151,217	24,194,720
Dundee Corporation Cl. A [1]	1,121,000	10,382,006
Evercore Partners Cl. A	2,500	129,150
Federated Investors Cl. B	1,030,562	34,925,746
Financial Engines	45,000	1,882,350
Lazard Cl. A	378,697	19,915,675
Manning & Napier Cl. A	677,292	8,811,569
Medley Management Cl. A	151,100	1,660,589
Paris Orleans	328,346	6,962,158
Qalaa Holdings [1]	6,165,715	2,052,685
RCS Capital Cl. A [1],[3]	72,200	768,208
Reinet Investments	238,550	4,737,955
Reinet Investments DR	1,300,000	2,626,103
SEI Investments	848,465	37,408,822
Sprott	4,325,100	9,220,141
Stifel Financial [1]	50,900	2,837,675
Virtus Investment Partners	79,320	10,372,676
Waddell & Reed Financial Cl. A	35,700	1,768,578
Westwood Holdings Group	387,935	23,392,481
WisdomTree Investments	171,000	3,669,660

		261,237,267

Diversified Financial Services - 1.1%
Bolsa Mexicana de Valores	6,954,200	11,853,621
PICO Holdings [1]	1,145,111	18,562,249
Sofina	195,300	20,177,592
TMX Group	172,600	7,416,124

		58,009,586

Insurance - 3.1%
Alleghany Corporation [1]	10,550	5,137,850
Allied World Assurance Company
Holdings	163,458	6,603,703
Aspen Insurance Holdings	101,855	4,810,612
E-L Financial	51,000	26,576,132
Erie Indemnity Cl. A	141,700	12,364,742
Greenlight Capital Re Cl. A [1]	808,704	25,716,787
MBIA [1]	2,208,477	20,538,836
PartnerRe	128,581	14,700,666
ProAssurance Corporation	41,500	1,905,265
Reinsurance Group of America	249,121	23,215,586
RLI Corp.	328,381	17,210,448
Validus Holdings	70,860	2,983,206

		161,763,833

Investment Companies - 0.5%
British Empire Securities and General
Trust	183,727	1,478,120
RIT Capital Partners	964,600	22,417,727

		23,895,847

Real Estate Management & Development - 0.7%
AV Homes [1]	52,200	833,112
FRP Holdings [1]	333,912	12,154,397
Jones Lang LaSalle	5,500	937,200
Kennedy-Wilson Holdings	109,400	2,859,716
St. Joe Company (The) [1]	105,000	1,948,800
Tejon Ranch [1]	689,615	18,240,317

		36,973,542

Thrifts & Mortgage Finance - 1.0%
Genworth MI Canada	1,519,067	33,582,469
TrustCo Bank Corp. NY	2,175,051	14,964,351

		48,546,820

Total		625,311,134

Health Care – 5.9%
Biotechnology - 0.2%
ARIAD Pharmaceuticals [1],[3]	121,250	999,100
Lexicon Pharmaceuticals [1],[3]	1,522,400	1,437,602
Myriad Genetics [1]	291,620	10,323,348

		12,760,050

Health Care Equipment & Supplies - 1.9%
Analogic Corporation	281,000	25,542,900
Atrion Corporation	4,303	1,486,730
IDEXX Laboratories [1]	154,200	23,820,816
Meridian Bioscience	42,000	801,360
Merit Medical Systems [1]	534,586	10,290,780
STERIS Corporation	291,000	20,448,570
SurModics [1]	346,900	9,029,807
Teleflex	44,500	5,376,935
Trinity Biotech ADR Cl. A	72,600	1,397,550

		98,195,448

Health Care Providers & Services - 1.7%
Aceto Corporation	429,060	9,439,320
Bio-Reference Laboratories [1],[3]	169,600	5,976,704
Chemed Corporation	96,948	11,575,591
HealthSouth Corporation	538,013	23,866,257
Landauer	439,800	15,454,572
MEDNAX [1]	45,484	3,298,045
U.S. Physical Therapy	395,954	18,807,815

		88,418,304

Health Care Technology - 0.2%
Computer Programs and Systems	100,000	5,426,000
HMS Holdings [1]	400,000	6,180,000

		11,606,000

Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories Cl. A [1]	77,672	10,499,701
Bio-Techne	211,330	21,194,286
ICON [1]	177,400	12,512,022
Mettler-Toledo International [1]	76,100	25,010,265
PAREXEL International [1]	318,900	22,000,911

		91,217,185

Pharmaceuticals - 0.1%
Lannett Company [1]	47,180	3,194,558
Medicines Company (The) [1]	81,882	2,294,333

		5,488,891

Total		307,685,878

Industrials – 24.6%
Aerospace & Defense - 1.6%
Curtiss-Wright	220,520	16,305,249
HEICO Corporation	623,635	38,085,389
HEICO Corporation Cl. A	155,640	7,710,406
Kratos Defense & Security Solutions [1]	95,578	528,546
Teledyne Technologies [1]	208,600	22,263,878

		84,893,468

Air Freight & Logistics - 1.8%
Echo Global Logistics [1]	263,904	7,194,023
Forward Air	704,900	38,276,070
Hub Group Cl. A [1]	213,500	8,388,415
UTi Worldwide [1]	2,389,000	29,384,700
XPO Logistics [1],[3]	259,192	11,785,460

		95,028,668

Building Products - 1.9%
AAON	1,302,562	31,951,846
American Woodmark [1]	394,374	21,584,089
Gibraltar Industries [1]	615,120	10,094,119
Insteel Industries	307,267	6,646,185
Simpson Manufacturing	718,900	26,865,293

		97,141,532

Commercial Services & Supplies - 3.1%
Copart [1]	967,052	36,332,144
Healthcare Services Group	566,675	18,207,268
Heritage-Crystal Clean [1]	245,156	2,868,325
Mobile Mini	268,300	11,440,312
MSA Safety	128,200	6,394,616
Ritchie Bros. Auctioneers	1,802,100	44,944,374
Steelcase Cl. A	62,970	1,192,652
Team [1]	519,698	20,257,828
UniFirst Corporation	106,526	12,537,045
US Ecology	95,000	4,747,150
Waste Connections	20,700	996,498

		159,918,212

Construction & Engineering - 1.4%
Comfort Systems USA	553,491	11,645,451
EMCOR Group	463,100	21,520,257
Jacobs Engineering Group [1]	49,000	2,212,840
KBR	1,435,572	20,787,083
MYR Group [1]	502,057	15,734,466

		71,900,097

Electrical Equipment - 1.9%
AZZ	167,352	7,796,930
Encore Wire	283,679	10,745,760
EnerSys	71,920	4,620,141
Franklin Electric	660,300	25,183,842
Global Power Equipment Group	599,145	7,908,714
GrafTech International [1]	4,033,812	15,691,529
Powell Industries	329,000	11,110,330
Preformed Line Products [2]	333,978	14,070,493

		97,127,739

Industrial Conglomerates - 0.4%
Carlisle Companies	34,115	3,160,072
Raven Industries	848,245	17,355,093

		20,515,165

Machinery - 7.6%
AGCO Corporation	3,600	171,504
Alamo Group	202,612	12,790,896
Chart Industries [1]	19,600	687,470
CIRCOR International	466,237	25,503,164
CLARCOR	361,500	23,880,690
Columbus McKinnon	135,829	3,659,233
Donaldson Company	449,700	16,958,187
Federal Signal	192,720	3,043,049
Foster (L.B.) Company	168,298	7,990,789
Gorman-Rupp Company (The)	62,166	1,861,872
Graco	310,749	22,423,648
Hyster-Yale Materials Handling Cl. A	26,290	1,926,794
IDEX Corporation	23,500	1,782,005
John Bean Technologies	843,833	30,141,715
Kadant	43,600	2,293,796
Kennametal	803,593	27,073,048
Lincoln Electric Holdings	311,460	20,366,369
Lindsay Corporation	140,300	10,697,875
Lydall [1]	71,470	2,267,028
Miller Industries	242,125	5,932,062
Mueller Industries	49,800	1,799,274
Mueller Water Products Cl. A	23,000	226,550
Nordson Corporation	238,100	18,652,754
RBC Bearings	489,400	37,458,676
Sun Hydraulics	633,610	26,206,110
Tennant Company	478,800	31,299,156
Valmont Industries	255,825	31,435,776
Wabash National [1]	96,800	1,364,880
Wabtec Corporation	259,677	24,671,912

		394,566,282

Professional Services - 2.4%
Advisory Board (The) [1]	557,223	29,688,841
Corporate Executive Board	88,600	7,075,596
CRA International [1]	345,861	10,763,194
Exponent	259,939	23,108,577
Franklin Covey [1]	85,500	1,646,730
Heidrick & Struggles International	32,800	806,224
ICF International [1]	114,260	4,667,521
ManpowerGroup	270,905	23,338,466
Robert Half International	88,950	5,383,254
RPX Corporation [1]	316,100	4,548,679
Towers Watson & Co. Cl. A	54,500	7,204,083
TrueBlue [1]	229,200	5,581,020

		123,812,185

Road & Rail - 0.9%
Landstar System	447,200	29,649,360
Universal Truckload Services	752,084	18,937,475

		48,586,835

Trading Companies & Distributors - 1.3%
Air Lease Cl. A	20,400	769,896
Applied Industrial Technologies	850,601	38,566,249
GATX Corporation	5,600	324,688
MSC Industrial Direct Cl. A	320,960	23,173,312
Richelieu Hardware	100,000	4,974,932

		67,809,077

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings [1]	1,055,687	16,173,125

Total		1,277,472,385

Information Technology – 21.8%
Communications Equipment - 1.9%
ADTRAN	1,169,115	21,827,377
Brocade Communications Systems	1,698,919	20,157,674
Digi International [1]	388,644	3,878,667
Finisar Corporation [1],[3]	58,100	1,239,854
NETGEAR [1]	850,818	27,974,896
Plantronics	253,602	13,428,226
Polycom [1]	165,000	2,211,000
TESSCO Technologies	239,296	5,901,039

		96,618,733

Electronic Equipment, Instruments & Components - 10.6%
Anixter International [1]	175,300	13,345,589
Avnet	15,900	707,550
AVX Corporation	1,216,921	17,365,463
Badger Meter	262,614	15,741,083
Benchmark Electronics [1]	1,217,495	29,256,405
Cognex Corporation [1]	493,390	24,467,210
Coherent [1]	523,590	34,012,406
Dolby Laboratories Cl. A	434,946	16,597,539
DTS [1],[2]	994,129	33,869,975
Fabrinet [1]	1,390,945	26,414,046
FARO Technologies [1]	364,000	22,615,320
FLIR Systems	798,100	24,964,568
Hollysys Automation Technologies	379,900	7,548,613
II-VI [1]	5,300	97,838
IPG Photonics [1]	282,145	26,154,841
Key Tronic [1],[2],[3]	681,935	7,337,621
Methode Electronics	404,750	19,039,440
MTS Systems	454,574	34,388,523
National Instruments	1,057,100	33,869,484
Newport Corporation [1]	1,605,122	30,593,625
PC Connection	1,021,506	26,651,092
Plexus Corporation [1]	482,100	19,655,217
Richardson Electronics	157,551	1,414,808
Rofin-Sinar Technologies [1]	1,167,711	28,293,637
Rogers Corporation [1]	296,181	24,349,040
ScanSource [1]	211,587	8,601,012
Vishay Intertechnology	1,783,702	24,650,762

		552,002,707

Internet Software & Services - 0.6%
Envestnet [1]	278,101	15,595,904
j2 Global	127,820	8,395,218
Stamps.com [1]	10,700	720,003
Textura Corporation [1],[3]	200,900	5,460,462

		30,171,587

IT Services - 1.7%
Calian Technologies	19,700	287,750
Computer Task Group	399,372	2,919,410
Convergys Corporation	605,093	13,838,477
CoreLogic [1]	275,000	9,699,250
DST Systems	4,000	442,840
Forrester Research	286,300	10,530,114
ManTech International Cl. A	484,870	16,456,488
MAXIMUS	367,300	24,520,948
MoneyGram International [1]	293,113	2,532,496
ServiceSource International [1]	199,061	617,089
Sykes Enterprises [1]	278,752	6,926,987

		88,771,849

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries [1]	591,314	15,173,117
Brooks Automation	268,500	3,122,655
Cabot Microelectronics [1]	398,980	19,937,031
Cascade Microtech [1]	43,800	594,804
Cirrus Logic [1]	350,688	11,663,883
Diodes [1]	984,900	28,128,744
Exar Corporation [1]	824,441	8,285,632
Fairchild Semiconductor International [1]	789,700	14,356,746
Integrated Silicon Solution	195,200	3,492,128
IXYS Corporation	414,105	5,101,774
Kulicke & Soffa Industries [1]	76,800	1,200,384
Micrel	1,037,600	15,647,008
MKS Instruments	800,369	27,060,476
Nanometrics [1]	263,401	4,430,405
Photronics [1]	226,260	1,923,210
Teradyne	432,701	8,156,414
Tessera Technologies	45,640	1,838,379
Veeco Instruments [1]	336,810	10,289,545

		180,402,335

Software - 2.8%
ACI Worldwide [1]	1,172,800	25,402,848
Advent Software	15,350	677,088
ANSYS [1]	6,700	590,873
Blackbaud	498,191	23,604,290
Ellie Mae [1]	172,700	9,552,037
ePlus [1]	199,628	17,353,662
Fair Isaac	207,700	18,427,144
Manhattan Associates [1]	189,196	9,575,209
Mentor Graphics	323,960	7,784,759
Monotype Imaging Holdings	746,796	24,375,421
Rovi Corporation [1]	463,984	8,449,149
SS&C Technologies Holdings	50	3,115

		145,795,595

Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology [1]	64,200	956,580
Diebold	783,332	27,776,953
Silicon Graphics International [1],[3]	432,951	3,762,344
Stratasys [1],[3]	81,200	4,285,736

		36,781,613

Total		1,130,544,419

Materials – 9.6%
Chemicals - 3.4%
Balchem Corporation	523,800	29,008,044
Cabot Corporation	107,900	4,855,500
FutureFuel Corporation	802,156	8,238,142
Innospec	556,164	25,800,448
Minerals Technologies	315,977	23,097,919
OM Group	66,435	1,995,043
Quaker Chemical	377,488	32,328,073
Schulman (A.)	269,690	12,999,058
Sensient Technologies	15,200	1,046,976
Stepan Company	229,214	9,549,055
Umicore	276,000	11,510,055
Westlake Chemical	248,700	17,891,478

		178,319,791

Construction Materials - 0.2%
Ash Grove Cement [4]	44,318	8,907,918

Containers & Packaging - 0.8%
AptarGroup	412,500	26,202,000
Greif Cl. A	374,968	14,724,993

		40,926,993

Metals & Mining - 4.3%
Allegheny Technologies	442,546	13,280,805
Commercial Metals	952,000	15,412,880
Compass Minerals International	150,426	14,021,207
Franco-Nevada Corporation	50,200	2,436,708
Globe Specialty Metals	926,603	17,531,329
Gold Fields ADR	520,000	2,085,200
Haynes International	520,395	23,214,821
Hecla Mining	228,300	680,334
Horsehead Holding Corporation [1],[3]	491,000	6,216,060
Major Drilling Group International	2,693,110	14,607,924
Pan American Silver	919,200	8,061,384
Pretium Resources [1]	1,422,487	7,165,502
Reliance Steel & Aluminum	882,480	53,901,878
Schnitzer Steel Industries Cl. A	451,410	7,159,363
Seabridge Gold [1]	1,202,504	6,601,747
Sims Metal Management	1,441,745	13,555,496
Steel Dynamics	341,121	6,856,532
Worthington Industries	443,533	11,802,413

		224,591,583

Paper & Forest Products - 0.9%
Glatfelter	13,200	363,396
Schweitzer-Mauduit International	298,317	13,758,380
Stella-Jones	1,021,000	32,051,605

		46,173,381

Total		498,919,666

Telecommunication Services – 0.2%
Diversified Telecommunication Services - 0.1%
Premiere Global Services [1]	601,500	5,750,340

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems	162,000	4,033,800

Total		9,784,140

Utilities – 0.0%
Gas Utilities - 0.0%
UGI Corporation	33,000	1,075,470

Total		1,075,470

Miscellaneous [5] – 0.5%
Total		27,575,027

TOTAL COMMON STOCKS
(Cost $3,356,660,286)		5,039,920,078

REPURCHASE AGREEMENT – 1.1%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $55,001,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.50%-1.75% due 2/10/20-2/12/20, valued
at $56,101,700)
(Cost $55,001,000)		55,001,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $44,813,313)		44,813,313

TOTAL INVESTMENTS – 99.1%
(Cost $3,456,474,599)		5,139,734,391

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.9%		48,810,407

NET ASSETS – 100.0%		$5,188,544,798

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.5%

Consumer Discretionary – 14.0%
Auto Components - 0.8%
Drew Industries	66,178	$4,072,594

Diversified Consumer Services - 3.2%
American Public Education [1]	177,930	5,334,341
Capella Education	74,151	4,810,917
Liberty Tax [1]	112,376	3,127,424
Lincoln Educational Services [1]	911,143	2,077,406

		15,350,088

Household Durables - 0.8%
Cavco Industries [1]	50,310	3,776,269

Internet & Catalog Retail - 0.7%
FTD Companies [1]	51,500	1,541,910
Gaiam Cl. A [1]	236,062	1,720,892

		3,262,802

Leisure Products - 1.8%
LeapFrog Enterprises Cl. A [1]	445,000	970,100
Malibu Boats Cl. A [1]	144,000	3,362,400
Smith & Wesson Holding Corporation [1],[3]	343,265	4,369,763

		8,702,263

Specialty Retail - 5.8%
Boot Barn Holdings [1]	31,000	741,520
Buckle (The)	69,075	3,529,042
Cato Corporation (The) Cl. A	47,450	1,879,020
Citi Trends [1]	97,524	2,633,148
Destination Maternity	197,094	2,968,236
Kirkland’s [1]	152,340	3,618,075
Shoe Carnival	250,614	7,378,076
Stein Mart	267,234	3,327,063
Zumiez [1]	40,300	1,622,075

		27,696,255

Textiles, Apparel & Luxury Goods - 0.9%
Culp	157,374	4,209,755

Total		67,070,026

Consumer Staples – 1.1%
Food Products - 1.1%
Limoneira Company	107,530	2,344,154
Sipef	30,748	1,755,031
Waterloo Investment Holdings [1],[6]	2,760,860	1,049,127

Total		5,148,312

Energy – 5.4%
Energy Equipment & Services - 4.3%
Canadian Energy Services & Technology	184,800	783,527
Dawson Geophysical [1]	425,334	1,816,176
Geospace Technologies [1],[3]	115,216	1,902,216
Gulf Island Fabrication	330,089	4,905,123
Natural Gas Services Group [1]	179,187	3,443,974
Profire Energy [1],[3]	467,612	631,276
Tesco Corporation	223,800	2,544,606
Total Energy Services	417,800	4,638,007

		20,664,905

Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping	129,675	1,305,827
Sprott Resource [1]	1,354,500	994,580
Synergy Resources [1]	176,800	2,095,080
Triangle Petroleum [1],[3]	177,063	890,627

		5,286,114

Total		25,951,019

Financials – 11.1%
Banks - 1.2%
BCB Holdings [1]	2,180,560	323,464
John Marshall Bank [1],[4]	52,700	923,831
Pacific Continental	171,397	2,265,868
TriState Capital Holdings [1]	209,157	2,189,874

		5,703,037

Capital Markets - 4.5%
ASA Gold and Precious Metals	43,600	439,488
FBR & Co. [1]	126,642	2,926,697
Gluskin Sheff + Associates	75,100	1,586,732
GMP Capital	391,400	1,780,004
INTL FCStone [1]	178,755	5,314,386
JMP Group	287,549	2,409,661
Silvercrest Asset Management
Group Cl. A	215,600	3,072,300
U.S. Global Investors Cl. A	236,749	756,413
Westwood Holdings Group	54,572	3,290,692

		21,576,373

Diversified Financial Services - 0.3%
GAIN Capital Holdings	148,000	1,445,960

Insurance - 1.3%
Blue Capital Reinsurance Holdings	90,800	1,571,748
eHealth [1]	78,300	734,454
Heritage Insurance Holdings [1]	55,900	1,230,359
Navigators Group [1]	15,364	1,195,934
United Insurance Holdings	53,700	1,208,250

		5,940,745

Real Estate Management & Development - 3.8%
AV Homes [1]	151,800	2,422,728
FRP Holdings [1]	199,375	7,257,250
Kennedy-Wilson Holdings	249,785	6,529,380
Midland Holdings [1]	4,993,600	2,196,481

		18,405,839

Total		53,071,954

Health Care – 11.0%
Biotechnology - 0.6%
BioSpecifics Technologies [1]	22,300	873,045
Dyax Corporation [1]	80,219	1,344,069
Lexicon Pharmaceuticals [1],[3]	659,471	622,739

		2,839,853

Health Care Equipment & Supplies - 6.5%
Avinger [1],[3]	75,000	831,750
BIOLASE [1],[3]	82,581	166,814
Cerus Corporation [1]	573,761	2,392,584
CryoLife	143,955	1,492,813
Cynosure Cl. A [1]	114,669	3,516,898
Exactech [1]	86,240	2,210,331
Merit Medical Systems [1]	92,720	1,784,860
Neovasc [1]	130,500	1,174,608
Novadaq Technologies [1],[3]	39,321	638,573
Orthofix International [1]	49,800	1,787,322
RTI Surgical [1]	317,300	1,567,462
SurModics [1]	171,722	4,469,924
Synergetics USA [1]	410,862	2,214,546
Syneron Medical [1]	242,090	2,997,074
Trinity Biotech ADR Cl. A	89,276	1,718,563
Vascular Solutions [1]	60,412	1,831,692
Zosano Pharma [1],[3]	44,900	453,939

		31,249,753

Health Care Providers & Services - 1.7%
Bio-Reference Laboratories [1],[3]	50,200	1,769,048
CorVel Corporation [1]	81,265	2,796,328
U.S. Physical Therapy	74,340	3,531,150

		8,096,526

Health Care Technology - 0.5%
Castlight Health Cl. B [1],[3]	76,000	589,760
Vocera Communications [1]	179,500	1,780,640

		2,370,400

Life Sciences Tools & Services - 0.5%
Harvard Bioscience [1]	382,679	2,227,192

Pharmaceuticals - 1.2%
Agile Therapeutics [1],[3]	190,882	1,769,476
Theravance Biopharma [1],[3]	176,700	3,065,745
Vetoquinol	27,832	1,080,558

		5,915,779

Total		52,699,503

Industrials – 22.0%
Aerospace & Defense - 1.0%
AeroVironment [1]	68,944	1,827,705
American Science and Engineering	21,918	1,070,914
CPI Aerostructures [1]	156,818	1,913,180

		4,811,799

Building Products - 1.5%
AAON	130,799	3,208,499
Quanex Building Products	193,900	3,827,586

		7,036,085

Commercial Services & Supplies - 2.5%
Black Diamond Group	139,400	1,376,885
Ennis	284,451	4,016,448
Heritage-Crystal Clean [1]	110,074	1,287,866
Horizon North Logistics	712,700	1,305,486
Hudson Technologies [1],[3]	390,904	1,630,070
Performant Financial [1]	318,214	1,081,928
US Ecology	31,600	1,579,052

		12,277,735

Construction & Engineering - 1.7%
MYR Group [1]	191,700	6,007,878
Severfield [1]	2,351,658	2,301,501

		8,309,379

Electrical Equipment - 2.9%
Global Power Equipment Group	350,612	4,628,079
Graphite India	1,467,191	1,951,072
LSI Industries	659,236	5,372,773
Powell Industries	62,900	2,124,133

		14,076,057

Machinery - 5.7%
CIRCOR International	21,759	1,190,217
Foster (L.B.) Company	53,556	2,542,839
FreightCar America	92,009	2,891,843
Gorman-Rupp Company (The)	58,313	1,746,474
Graham Corporation	192,788	4,621,129
Kadant	74,016	3,893,982
Key Technology [1],[2],[3]	327,814	4,176,350
RBC Bearings	38,369	2,936,763
Semperit AG Holding	67,878	3,186,579

		27,186,176

Marine - 0.4%
Clarkson	56,600	1,888,316

Professional Services - 4.6%
CRA International [1]	172,896	5,380,524
Exponent	29,935	2,661,221
GP Strategies [1]	72,818	2,694,266
Heidrick & Struggles International	31,700	779,186
Kforce	150,558	3,358,949
Resources Connection	415,352	7,268,660

		22,142,806

Road & Rail - 1.2%
Marten Transport	252,433	5,856,446

Trading Companies & Distributors - 0.5%
Houston Wire & Cable	235,100	2,287,523

Total		105,872,322

Information Technology – 17.6%
Communications Equipment - 2.5%
CalAmp Corporation [1],[3]	139,500	2,258,505
COM DEV International	423,800	1,442,168
Digi International [1]	340,534	3,398,529
KVH Industries [1]	262,600	3,970,512
Numerex Corporation Cl. A [1]	86,032	980,765

		12,050,479

Electronic Equipment, Instruments & Components - 3.6%
CUI Global [1]	301,038	1,764,083
DTS [1]	43,600	1,485,452
Fabrinet [1]	234,745	4,457,808
GSI Group [1]	276,689	3,685,497
Neonode [1],[3]	601,496	1,906,742
Newport Corporation [1]	37,900	722,374
Pure Technologies	107,400	687,706
Vishay Precision Group [1]	157,700	2,512,161

		17,221,823

Internet Software & Services - 0.9%
Care.com [1],[3]	164,400	1,246,152
QuinStreet [1]	362,600	2,157,470
RealNetworks [1]	134,100	902,493

		4,306,115

IT Services - 0.4%
Computer Task Group	298,710	2,183,570

Semiconductors & Semiconductor Equipment - 5.4%
Amtech Systems [1]	139,827	1,563,266
Brooks Automation	285,400	3,319,202
Cascade Microtech [1]	137,184	1,862,959
GSI Technology [1],[3]	534,482	3,153,444
Integrated Silicon Solution	210,400	3,764,056
PDF Solutions [1]	29,800	534,016
Photronics [1]	306,500	2,605,250
Rudolph Technologies [1]	202,251	2,228,806
Ultra Clean Holdings [1]	235,700	1,685,255
Ultratech [1]	75,200	1,303,968
Xcerra Corporation [1]	437,961	3,893,473

		25,913,695

Software - 3.6%
ePlus [1]	43,067	3,743,814
Monotype Imaging Holdings	135,387	4,419,032
PROS Holdings [1]	53,100	1,312,101
Rubicon Project [1]	102,300	1,833,216
SeaChange International [1]	361,307	2,836,260
TeleNav [1]	212,100	1,679,832
Zix Corporation [1]	435,600	1,711,908

		17,536,163

Technology Hardware, Storage & Peripherals - 1.2%
Avid Technology [1]	152,043	2,265,441
Super Micro Computer [1]	98,746	3,279,354

		5,544,795

Total		84,756,640

Materials – 6.5%
Chemicals - 1.6%
BioAmber [1],[3]	120,512	1,049,660
FutureFuel Corporation	259,200	2,661,984
Quaker Chemical	31,560	2,702,798
Societe Internationale de Plantations
d’Heveas	31,137	1,124,623

		7,539,065

Metals & Mining - 4.9%
Alamos Gold	170,100	996,520
Argonaut Gold [1]	378,300	525,686
Endeavour Silver [1],[3]	446,800	848,920
Geodrill [1]	1,614,300	701,011
Gold Standard Ventures [1],[3]	1,035,100	435,777
Haynes International	96,030	4,283,898
Horsehead Holding Corporation [1],[3]	239,271	3,029,171
Imdex [1]	2,194,065	601,238
McEwen Mining [1],[3]	1,207,004	1,231,144
Olympic Steel	224,473	3,021,407
Pilot Gold [1]	1,730,800	1,093,238
Synalloy Corporation	74,592	1,086,060
Universal Stainless & Alloy Products [1]	211,952	5,557,381
Western Copper and Gold [1]	763,400	343,377

		23,754,828

Total		31,293,893

Telecommunication Services – 1.3%
Diversified Telecommunication Services - 0.8%
ORBCOMM [1]	622,000	3,713,340

Wireless Telecommunication Services - 0.5%
Spok Holdings	122,945	2,356,856

Total		6,070,196

Miscellaneous [5] – 3.5%
Total		16,983,783

TOTAL COMMON STOCKS
(Cost $363,781,474)		448,917,648

REPURCHASE AGREEMENT – 5.8%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $27,561,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 8/31/20, valued at
$28,115,775
(Cost $27,561,000)		27,561,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $12,671,890)		12,671,890

TOTAL INVESTMENTS – 101.9%
(Cost $404,014,364)		489,150,538

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.9)%		(9,015,204)

NET ASSETS – 100.0%		$480,135,334

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.0%

Consumer Discretionary – 13.4%
Auto Components - 0.6%
Dorman Products [1]	628,200	$31,252,950

Automobiles - 3.6%
Thor Industries [2]	2,800,300	177,006,963

Distributors - 1.7%
Pool Corporation	1,200,700	83,760,832

Diversified Consumer Services - 1.5%
Sotheby’s	1,734,667	73,307,028

Media - 1.7%
Morningstar	1,147,500	85,959,225

Specialty Retail - 1.5%
Buckle (The)	1,440,336	73,586,766

Textiles, Apparel & Luxury Goods - 2.8%
Columbia Sportswear	1,212,672	73,851,725
Wolverine World Wide	1,857,974	62,149,230

		136,000,955

Total		660,874,719

Consumer Staples – 3.1%
Food Products - 3.1%
Cal-Maine Foods	2,308,718	90,178,525
Sanderson Farms	809,785	64,499,375

Total		154,677,900

Energy – 6.1%
Energy Equipment & Services - 6.1%
Ensign Energy Services	6,638,000	52,043,220
Pason Systems [2]	4,234,900	66,739,255
SEACOR Holdings [1],[2]	1,030,827	71,817,717
TGS-NOPEC Geophysical	2,167,010	48,098,033
Unit Corporation [1]	2,266,073	63,404,723

Total		302,102,948

Financials – 14.0%
Capital Markets - 6.2%
Artisan Partners Asset Management Cl. A	1,172,746	53,313,033
Federated Investors Cl. B	3,537,800	119,896,042
Sprott	5,308,400	11,316,316
Stifel Financial [1]	1,515,454	84,486,561
WisdomTree Investments	1,634,400	35,074,224

		304,086,176

Insurance - 3.1%
Alleghany Corporation [1]	316,825	154,293,775

Real Estate Management & Development - 4.7%
Jones Lang LaSalle	539,585	91,945,284
Kennedy-Wilson Holdings [2]	5,318,014	139,012,886

		230,958,170

Total		689,338,121

Health Care – 6.2%
Biotechnology - 1.5%
Myriad Genetics [1],[3]	2,087,850	73,909,890

Health Care Equipment & Supplies - 1.9%
IDEXX Laboratories [1]	595,400	91,977,392

Life Sciences Tools & Services - 2.0%
PerkinElmer	1,942,600	99,344,564

Pharmaceuticals - 0.8%
Medicines Company (The) [1]	1,400,588	39,244,476

Total		304,476,322

Industrials – 28.6%
Air Freight & Logistics - 1.5%
Forward Air	1,360,228	73,860,381

Building Products - 1.7%
Simpson Manufacturing	2,192,733	81,942,432

Commercial Services & Supplies - 5.1%
Copart [1]	3,093,500	116,222,795
Ritchie Bros. Auctioneers [2]	5,442,714	135,741,287

		251,964,082

Construction & Engineering - 1.8%
EMCOR Group	1,863,200	86,582,904

Machinery - 12.0%
Kennametal	1,531,500	51,596,235
Lincoln Electric Holdings	2,219,070	145,104,987
Lindsay Corporation	342,840	26,141,550
Semperit AG Holding [2]	1,505,461	70,674,890
Sun Hydraulics [2]	1,691,433	69,957,669
Valmont Industries	684,600	84,123,648
Woodward	2,778,324	141,722,307

		589,321,286

Professional Services - 2.4%
Advisory Board (The) [1]	416,400	22,185,792
Towers Watson & Co. Cl. A	726,421	96,021,960

		118,207,752

Road & Rail - 1.9%
Landstar System	1,443,800	95,723,940

Trading Companies & Distributors - 2.2%
Air Lease Cl. A	1,180,160	44,539,238
MSC Industrial Direct Cl. A	886,184	63,982,485

		108,521,723

Total		1,406,124,500

Information Technology – 19.1%
Communications Equipment - 0.9%
ADTRAN	2,516,834	46,989,291

Electronic Equipment, Instruments & Components - 9.4%
Anixter International [1]	1,061,835	80,837,498
Benchmark Electronics [1],[2]	2,702,100	64,931,463
Cognex Corporation [1]	2,539,114	125,914,663
National Instruments	4,079,501	130,707,212
Zebra Technologies Cl. A [1]	648,394	58,819,062

		461,209,898

IT Services - 2.7%
Gartner [1]	735,200	61,646,520
Jack Henry & Associates	995,440	69,571,302

		131,217,822

Semiconductors & Semiconductor Equipment - 3.8%
Cabot Microelectronics [1]	1,172,874	58,608,514
MKS Instruments [2]	2,938,010	99,334,118
Veeco Instruments [1]	961,815	29,383,448

		187,326,080

Software - 2.3%
Fair Isaac	1,251,900	111,068,568

Total		937,811,659

Materials – 6.5%
Chemicals - 3.0%
Cabot Corporation	1,299,000	58,455,000
Westlake Chemical	1,264,810	90,990,431

		149,445,431

Metals & Mining - 2.3%
Globe Specialty Metals	1,046,472	19,799,250
Reliance Steel & Aluminum	1,503,500	91,833,780

		111,633,030

Paper & Forest Products - 1.2%
Stella-Jones	1,828,712	57,407,595

Total		318,486,056

Miscellaneous [5] – 2.0%
Total		95,687,563

TOTAL COMMON STOCKS
(Cost $2,658,551,279)		4,869,579,788

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $50,710,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.125%-2.625% due 8/15/20-8/31/20,
valued at $51,727,931)
(Cost $50,710,000)		50,710,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.5%
U.S. Treasury Notes
1.50%-3.625%
due 1/31/19-5/15/24	$10,724	10,772
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		25,617,150

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $25,627,922)		25,627,922

TOTAL INVESTMENTS – 100.5%
(Cost $2,734,889,201)		4,945,917,710

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(26,150,426)

NET ASSETS – 100.0%		$4,919,767,284

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.0%

Consumer Discretionary – 13.0%
Automobiles - 0.5%
Thor Industries	46,303	$2,926,813

Diversified Consumer Services - 0.8%
Universal Technical Institute	447,651	4,297,450

Hotels, Restaurants & Leisure - 0.7%
Belmond Cl. A [1]	349,200	4,288,176

Household Durables - 0.8%
TRI Pointe Homes [1]	298,700	4,608,941

Internet & Catalog Retail - 0.4%
Gaiam Cl. A [1]	315,000	2,296,350

Leisure Products - 0.9%
Smith & Wesson Holding Corporation [1],[3]	399,800	5,089,454

Media - 1.2%
Harte-Hanks	511,300	3,988,140
Pico Far East Holdings	13,027,900	3,009,676

		6,997,816

Multiline Retail - 0.5%
J.C. Penney Company [1],[3]	355,000	2,985,550

Specialty Retail - 7.2%
American Eagle Outfitters	316,400	5,404,112
Ascena Retail Group [1]	481,200	6,982,212
Buckle (The)	69,275	3,539,260
Cato Corporation (The) Cl. A	73,550	2,912,580
Chico’s FAS	314,300	5,559,967
Finish Line (The) Cl. A	143,200	3,511,264
GameStop Corporation Cl. A	102,300	3,883,308
TravelCenters of America LLC [1]	381,900	6,660,336
West Marine [1]	298,300	2,765,241

		41,218,280

Total		74,708,830

Consumer Staples – 3.3%
Food Products - 2.5%
Industrias Bachoco ADR [1]	85,906	4,282,414
Inventure Foods [1]	238,600	2,669,934
Landec Corporation [1]	291,000	4,059,450
SunOpta [1]	338,800	3,598,056

		14,609,854

Personal Products - 0.8%
Nu Skin Enterprises Cl. A	78,529	4,728,231

Total		19,338,085

Energy – 7.0%
Energy Equipment & Services - 5.6%
C&J Energy Services [1],[3]	331,346	3,687,881
Newpark Resources [1]	610,175	5,558,694
Pason Systems	328,150	5,171,430
Tesco Corporation	489,016	5,560,112
TGS-NOPEC Geophysical	187,700	4,166,109
Total Energy Services	356,100	3,953,074
Unit Corporation [1]	153,000	4,280,940

		32,378,240

Oil, Gas & Consumable Fuels - 1.4%
Approach Resources [1]	362,400	2,388,216
Synergy Resources [1]	452,700	5,364,495

		7,752,711

Total		40,130,951

Financials – 9.7%
Banks - 0.7%
Boston Private Financial Holdings	318,000	3,863,700

Capital Markets - 7.2%
Ashmore Group	1,661,163	6,991,008
Dundee Corporation Cl. A [1]	466,600	4,321,360
Federated Investors Cl. B	146,400	4,961,496
INTL FCStone [1]	134,900	4,010,577
Jupiter Fund Management	974,049	5,901,366
Sprott	3,039,000	6,478,465
Value Partners Group	6,965,100	6,579,603
ZAIS Group Holdings Cl. A [1]	245,800	2,207,284

		41,451,159

Insurance - 1.0%
MBIA [1]	662,500	6,161,250

Real Estate Management & Development - 0.8%
Kennedy-Wilson Holdings	170,030	4,444,584

Total		55,920,693

Health Care – 3.9%
Biotechnology - 2.4%
Myriad Genetics [1]	130,869	4,632,763
Progenics Pharmaceuticals [1],[3]	525,850	3,144,583
Zealand Pharma [1]	387,900	5,805,448

		13,582,794

Health Care Equipment & Supplies - 0.7%
Accuray [1],[3]	460,000	4,278,000

Pharmaceuticals - 0.8%
Medicines Company (The) [1]	169,932	4,761,494

Total		22,622,288

Industrials – 15.9%
Aerospace & Defense - 1.2%
CPI Aerostructures [1]	205,566	2,507,905
Kratos Defense & Security Solutions [1]	765,200	4,231,556

		6,739,461

Building Products - 0.5%
Ply Gem Holdings [1]	231,200	3,005,600

Construction & Engineering - 1.0%
Ameresco Cl. A [1]	450,500	3,333,700
Integrated Electrical Services [1]	285,800	2,515,040

		5,848,740

Electrical Equipment - 2.1%
General Cable	233,400	4,021,482
Global Power Equipment Group	295,900	3,905,880
GrafTech International [1]	1,077,130	4,190,036

		12,117,398

Machinery - 2.4%
Mueller Water Products Cl. A	577,200	5,685,420
Tecumseh Products [1],[2]	1,207,365	3,416,843
Wabash National [1]	340,000	4,794,000

		13,896,263

Marine - 1.0%
Clarkson	161,531	5,389,075

Professional Services - 7.2%
Acacia Research	439,305	4,700,563
Heidrick & Struggles International	144,640	3,555,251
Kforce	200,774	4,479,268
Korn/Ferry International	151,040	4,964,685
Navigant Consulting [1]	473,523	6,136,858
Resources Connection	405,000	7,087,500
RPX Corporation [1]	445,100	6,404,989
TrueBlue [1]	166,794	4,061,434

		41,390,548

Trading Companies & Distributors - 0.5%
Houston Wire & Cable	314,000	3,055,220

Total		91,442,305

Information Technology – 33.2%
Communications Equipment - 4.5%
ADTRAN	203,963	3,807,989
Brocade Communications Systems	408,600	4,848,039
Harmonic [1]	456,300	3,381,183
Infinera Corporation [1]	219,700	4,321,499
KVH Industries [1]	374,015	5,655,107
NETGEAR [1]	125,500	4,126,440

		26,140,257

Electronic Equipment, Instruments & Components - 5.6%
AVX Corporation	351,678	5,018,445
Checkpoint Systems	245,000	2,650,900
GSI Group [1]	165,000	2,197,800
II-VI [1]	372,200	6,870,812
Orbotech [1]	400,500	6,420,015
TTM Technologies [1]	463,358	4,174,856
Vishay Intertechnology	354,150	4,894,353

		32,227,181

Internet Software & Services - 4.0%
Amber Road [1]	431,300	3,989,525
Carbonite [1]	183,100	2,618,330
EarthLink Holdings	602,700	2,675,988
Intralinks Holdings [1]	360,200	3,724,468
QuinStreet [1]	1,018,200	6,058,290
RealNetworks [1]	568,000	3,822,640

		22,889,241

IT Services - 2.8%
Computer Task Group	310,000	2,266,100
Convergys Corporation	222,611	5,091,114
Datalink Corporation [1]	315,200	3,795,008
Neurones	294,914	4,724,804

		15,877,026

Semiconductors & Semiconductor Equipment - 12.0%
Advanced Energy Industries [1]	186,183	4,777,456
Brooks Automation	552,682	6,427,691
Cascade Microtech [1]	469,800	6,379,884
Cirrus Logic [1]	168,100	5,591,006
Exar Corporation [1]	387,000	3,889,350
Fairchild Semiconductor International [1]	251,739	4,576,615
Inphi Corporation [1]	216,900	3,867,327
IXYS Corporation	315,000	3,880,800
Lam Research	53,800	3,778,643
MKS Instruments	154,427	5,221,177
Nanometrics [1]	293,000	4,928,260
Photronics [1]	464,500	3,948,250
Rudolph Technologies [1]	379,900	4,186,498
Teradyne	248,175	4,678,099
Xcerra Corporation [1]	322,100	2,863,469

		68,994,525

Software - 2.3%
Rubicon Project [1]	383,900	6,879,488
SeaChange International [1]	824,875	6,475,269

		13,354,757

Technology Hardware, Storage & Peripherals - 2.0%
Avid Technology [1]	213,100	3,175,190
Silicon Graphics International [1],[3]	472,800	4,108,632
Super Micro Computer [1]	133,100	4,420,251

		11,704,073

Total		191,187,060

Materials – 5.4%
Chemicals - 0.5%
BioAmber [1],[3]	372,000	3,240,120

Metals & Mining - 4.9%
Alamos Gold	487,800	2,857,744
Globe Specialty Metals	250,963	4,748,220
Horsehead Holding Corporation [1],[3]	458,335	5,802,521
Major Drilling Group International	662,300	3,592,437
Pan American Silver	360,476	3,161,375
Pretium Resources [1]	552,400	2,782,608
Schnitzer Steel Industries Cl. A	164,900	2,615,314
Seabridge Gold [1]	463,470	2,544,450

		28,104,669

Total		31,344,789

Telecommunication Services – 1.1%
Diversified Telecommunication Services - 1.1%
Iridium Communications [1],[3]	258,600	2,511,006
ORBCOMM [1]	669,400	3,996,318

Total		6,507,324

Miscellaneous [5] – 4.5%
Total		25,678,004

TOTAL COMMON STOCKS
(Cost $462,379,899)		558,880,329

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $17,626,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 8/15/20, valued at
$17,982,881)
(Cost $17,626,000)		17,626,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $13,513,263)		13,513,263

TOTAL INVESTMENTS – 102.4%
(Cost $493,519,162)		590,019,592

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.4)%		(13,692,853)

NET ASSETS – 100.0%		$576,326,739

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.4%

Consumer Discretionary – 12.2%
Auto Components - 1.2%
Gentex Corporation	2,261,648	$41,388,158
Nokian Renkaat	172,000	5,126,981
Standard Motor Products	98,106	4,145,960
STRATTEC SECURITY	70,605	5,213,473

		55,874,572

Automobiles - 0.8%
Thor Industries	548,174	34,650,079

Distributors - 0.2%
Weyco Group	282,000	8,431,800

Diversified Consumer Services - 0.3%
Capella Education	35,701	2,316,281
Regis Corporation [1]	809,100	13,236,876

		15,553,157

Hotels, Restaurants & Leisure - 0.6%
Abu Dhabi National Hotels	1,200,000	816,793
Bob Evans Farms	417,373	19,307,675
DineEquity	50,430	5,396,515

		25,520,983

Household Durables - 0.8%
Ethan Allen Interiors	1,150,150	31,790,146
La-Z-Boy	77,820	2,187,520

		33,977,666

Internet & Catalog Retail - 0.1%
PetMed Express	351,500	5,806,780

Leisure Products - 0.3%
Arctic Cat	107,365	3,899,497
Callaway Golf	962,900	9,176,437

		13,075,934

Media - 1.0%
Harte-Hanks	618,563	4,824,791
Meredith Corporation	320,694	17,885,104
Morningstar	34,801	2,606,943
Saga Communications Cl. A	190,758	8,496,361
Wiley (John) & Sons Cl. A	180,739	11,050,383

		44,863,582

Specialty Retail - 5.7%
American Eagle Outfitters	1,328,637	22,693,120
Ascena Retail Group [1]	1,753,947	25,449,771
Brown Shoe	12,900	423,120
Buckle (The)	575,336	29,393,916
Cato Corporation (The) Cl. A	697,901	27,636,880
Children’s Place	40,800	2,618,952
DSW Cl. A	581,850	21,458,628
GameStop Corporation Cl. A	753,425	28,600,013
Genesco [1]	366,646	26,116,194
Monro Muffler Brake	417,100	27,132,355
Rent-A-Center	353,729	9,706,324
Shoe Carnival	662,671	19,509,034
Stein Mart	800,015	9,960,187
Systemax [1]	248,580	3,037,648

		253,736,142

Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear	159,764	9,729,628
G-III Apparel Group [1]	72,830	8,204,299
Movado Group	337,103	9,614,177
Steven Madden [1]	581,146	22,083,548
Vera Bradley [1]	282,209	4,580,252
Wolverine World Wide	18,375	614,644

		54,826,548

Total		546,317,243

Consumer Staples – 3.4%
Beverages - 0.1%
Compania Cervecerias Unidas ADR	264,000	5,480,640

Food & Staples Retailing - 0.5%
Village Super Market Cl. A	685,437	21,550,139

Food Products - 2.0%
Cal-Maine Foods	111,496	4,355,034
Farmer Bros. [1]	366,000	9,058,500
Flowers Foods	975,800	22,189,692
Fresh Del Monte Produce	241,700	9,404,547
Hershey Creamery [4]	882	2,422,192
Lancaster Colony	126,100	12,000,937
Sanderson Farms	54,800	4,364,820
Tootsie Roll Industries	655,757	22,243,268

		86,038,990

Household Products - 0.0%
WD-40 Company	10,211	904,082

Personal Products - 0.8%
Nu Skin Enterprises Cl. A	594,576	35,799,421

Total		149,773,272

Energy – 4.1%
Energy Equipment & Services - 3.6%
Atwood Oceanics	585,641	16,462,369
CARBO Ceramics [3]	299,446	9,136,097
Diamond Offshore Drilling	285,614	7,651,599
Ensign Energy Services	226,800	1,778,156
Era Group [1]	158,100	3,294,804
Exterran Partners L.P.	795,100	19,813,892
Helmerich & Payne	232,142	15,801,906
Oil States International [1]	114,005	4,533,979
Pason Systems	1,091,900	17,207,630
Precision Drilling	563,450	3,572,273
RPC	69,388	888,860
SEACOR Holdings [1]	480,690	33,489,672
Superior Energy Services	40,300	900,302
Tesco Corporation	73,000	830,010
TGS-NOPEC Geophysical	212,300	4,712,121
Tidewater	838,413	16,047,225
Total Energy Services	132,623	1,472,251
Trican Well Service	200,000	544,787

		158,137,933

Oil, Gas & Consumable Fuels - 0.5%
Cimarex Energy	156,790	18,044,961
Green Plains	29,900	853,645
Penn Virginia [1],[3]	633,760	4,106,765
San Juan Basin Royalty Trust	45,545	545,174

		23,550,545

Total		181,688,478

Financials – 26.0%
Banks - 4.3%
Ames National	423,068	10,513,240
Associated Banc-Corp	493,700	9,182,820
Bank of Hawaii	674,501	41,286,206
BLOM Bank GDR	684,500	6,913,450
BOK Financial	446,668	27,345,015
Camden National	194,540	7,750,474
Canadian Western Bank	929,500	20,350,586
City Holding Company	439,266	20,658,680
Farmers & Merchants Bank of Long
Beach [4]	479	2,840,470
First Citizens BancShares Cl. A	97,026	25,196,682
First National Bank Alaska [4]	3,110	4,823,610
Peapack-Gladstone Financial	604,692	13,061,347

		189,922,580

Capital Markets - 7.1%
AllianceBernstein Holding L.P.	1,657,100	51,154,677
Apollo Global Management LLC Cl. A	575,500	12,430,800
Apollo Investment	1,161,400	8,913,745
ASA Gold and Precious Metals	578,692	5,833,215
Ashmore Group	2,554,000	10,748,515
Banca Generali	86,000	2,693,160
Cohen & Steers	285,337	11,684,550
Coronation Fund Managers	1,315,000	10,653,065
Diamond Hill Investment Group	1,000	160,000
Edmond de Rothschild (Suisse)	215	3,088,163
Egyptian Financial Group-Hermes Holding
Company [1]	1,032,032	2,137,088
Federated Investors Cl. B	725,823	24,598,141
Fortress Investment Group LLC Cl. A	292,580	2,361,121
GAMCO Investors Cl. A	238,000	18,685,380
KKR & Co. L.P.	1,238,100	28,241,061
Lazard Cl. A	102,090	5,368,913
MVC Capital	475,000	4,503,000
Oppenheimer Holdings Cl. A	221,512	5,196,672
Paris Orleans	581,675	12,333,676
Qalaa Holdings [1]	19,355,000	6,443,651
Raymond James Financial	405,925	23,048,421
Schroders	111,100	5,264,744
SEI Investments	539,670	23,794,050
Teton Advisors Cl. A [4]	1,297	58,378
Value Partners Group	12,112,900	11,442,487
Vontobel Holding	150,400	6,372,800
Waddell & Reed Financial Cl. A	364,100	18,037,514
Westwood Holdings Group	45,895	2,767,469

		318,014,456

Consumer Finance - 0.0%
Nelnet Cl. A	48,216	2,281,581

Diversified Financial Services - 1.3%
Bolsa Mexicana de Valores	6,479,000	11,043,630
First Pacific	440,000	440,340
FNFV Group [1]	326,869	4,608,853
Leucadia National	141,659	3,157,579
Sofina	279,572	28,884,228
TMX Group	184,000	7,905,949

		56,040,579

Insurance - 10.5%
Alleghany Corporation [1]	91,722	44,668,614
Allied World Assurance Company
Holdings	380,136	15,357,494
American Financial Group	121,586	7,799,742
American National Insurance	154,793	15,230,083
AmTrust Financial Services	46,238	2,634,872
Argo Group International Holdings	18,260	915,739
Aspen Insurance Holdings	261,418	12,346,772
Assurant	38,612	2,371,163
Assured Guaranty	430,392	11,358,045
Baldwin & Lyons Cl. B	311,743	7,313,491
Cincinnati Financial	271,600	14,470,848
E-L Financial	80,488	41,942,347
EMC Insurance Group	5,920	200,096
Employers Holdings	117,821	3,179,989
Erie Indemnity Cl. A	527,000	45,986,020
First American Financial	93,961	3,352,528
FNF Group	898,703	33,036,322
Gallagher (Arthur J.) & Co.	620,600	29,013,050
HCI Group	39,500	1,811,865
Infinity Property & Casualty	121,443	9,964,398
Markel Corporation [1]	62,600	48,136,896
Mercury General	175,500	10,135,125
National Western Life Insurance Cl. A	5,900	1,500,370
Old Republic International	799,820	11,949,311
PartnerRe	208,501	23,837,919
ProAssurance Corporation	182,000	8,355,620
Reinsurance Group of America	301,356	28,083,366
RenaissanceRe Holdings	25,709	2,563,959
RLI Corp.	162,870	8,536,017
Selective Insurance Group	8,800	255,640
State Auto Financial	392,000	9,521,680
Symetra Financial	170,600	4,002,276
United Fire Group	103,091	3,275,201
Universal Insurance Holdings	101,200	2,589,708
White Mountains Insurance Group	5,634	3,856,586

		469,553,152

Investment Companies - 0.2%
British Empire Securities and General
Trust	601,182	4,836,629
RIT Capital Partners	100,000	2,324,044

		7,160,673

Real Estate Investment Trusts (REITs) - 1.5%
Alexander’s	43,462	19,843,880
Colony Financial	411,049	10,654,390
Cousins Properties	421,710	4,470,126
DCT Industrial Trust	280,400	9,718,664
Lexington Realty Trust	707,006	6,949,869
MFA Financial	692,000	5,439,120
Rayonier	315,000	8,492,400

		65,568,449

Thrifts & Mortgage Finance - 1.1%
Genworth MI Canada	1,178,070	26,043,946
TrustCo Bank Corp. NY	3,691,044	25,394,383

		51,438,329

Total		1,159,979,799

Health Care – 6.6%
Health Care Equipment & Supplies - 3.4%
Analogic Corporation	240,000	21,816,000
Atrion Corporation	9,684	3,345,919
Hill-Rom Holdings	521,370	25,547,130
IDEXX Laboratories [1]	137,200	21,194,656
Meridian Bioscience	48,300	921,564
STERIS Corporation	582,541	40,935,156
Teleflex	300,400	36,297,332

		150,057,757

Health Care Providers & Services - 2.4%
Aceto Corporation	422,699	9,299,378
Chemed Corporation	150,857	18,012,326
Landauer [2]	536,800	18,863,152
MEDNAX [1]	128,651	9,328,484
Owens & Minor	1,101,650	37,279,836
U.S. Physical Therapy	250,064	11,878,040

		104,661,216

Health Care Technology - 0.0%
Computer Programs and Systems	21,000	1,139,460

Life Sciences Tools & Services - 0.8%
PerkinElmer	691,200	35,347,968

Pharmaceuticals - 0.0%
Recordati	110,000	2,053,748

Total		293,260,149

Industrials – 19.8%
Aerospace & Defense - 1.1%
American Science and Engineering	207,834	10,154,769
Cubic Corporation	9,923	513,714
HEICO Corporation	225,443	13,767,804
HEICO Corporation Cl. A	473,966	23,480,276
National Presto Industries	46,526	2,949,283

		50,865,846

Air Freight & Logistics - 1.0%
C. H. Robinson Worldwide	248,300	18,180,526
Expeditors International of Washington	499,700	24,075,546
UTi Worldwide [1]	328,400	4,039,320

		46,295,392

Building Products - 0.6%
A. O. Smith Corporation	428,588	28,141,088

Commercial Services & Supplies - 4.1%
ABM Industries	619,400	19,734,084
Brady Corporation Cl. A	1,399,935	39,604,161
Ennis	377,444	5,329,509
Healthcare Services Group	180,264	5,791,882
HNI Corporation	438,473	24,190,555
Kimball International Cl. B	724,600	7,593,808
McGrath RentCorp	291,300	9,586,683
MSA Safety	220,812	11,014,103
Ritchie Bros. Auctioneers	1,352,720	33,736,837
UniFirst Corporation	163,204	19,207,479
Viad Corporation	208,306	5,795,073

		181,584,174

Construction & Engineering - 0.5%
Comfort Systems USA	200,031	4,208,652
EMCOR Group	72,139	3,352,299
Granite Construction	176,975	6,218,902
KBR	594,172	8,603,611

		22,383,464

Electrical Equipment - 1.7%
EnerSys	21,800	1,400,432
Franklin Electric	711,800	27,148,052
Hubbell Cl. B	278,721	30,553,396
LSI Industries	1,035,251	8,437,296
Preformed Line Products	247,724	10,436,612

		77,975,788

Industrial Conglomerates - 0.2%
Raven Industries	448,828	9,183,021

Machinery - 7.2%
Alamo Group	329,352	20,791,992
American Railcar Industries	215,509	10,717,262
Briggs & Stratton	663,040	13,618,842
CIRCOR International	35,400	1,936,380
CLARCOR	238,500	15,755,310
Douglas Dynamics	18,700	427,108
Federal Signal	359,278	5,673,000
Gorman-Rupp Company (The)	699,191	20,940,770
Hillenbrand	243,625	7,520,704
Hyster-Yale Materials Handling Cl. A	29,392	2,154,140
Joy Global	37,100	1,453,578
Kadant	26,300	1,383,643
Kennametal	156,075	5,258,167
Lincoln Electric Holdings	193,899	12,679,056
Lindsay Corporation	226,882	17,299,752
Miller Industries	420,166	10,294,067
Mueller (Paul) Company [1],[2],[4]	116,700	3,628,203
Mueller Industries	381,624	13,788,075
Nordson Corporation	269,000	21,073,460
Oshkosh Corporation	21,974	1,072,111
RBC Bearings	35,200	2,694,208
Standex International	49,531	4,067,981
Starrett (L.S.) Company (The) Cl. A [2]	529,400	10,058,600
Sun Hydraulics	28,449	1,176,651
Tennant Company	566,796	37,051,454
Timken Company (The)	6,832	287,900
Toro Company (The)	239,264	16,777,192
Trinity Industries	829,274	29,447,520
Valmont Industries	12,600	1,548,288
Woodward	590,900	30,141,809

		320,717,223

Marine - 0.3%
Clarkson	343,900	11,473,357

Professional Services - 2.0%
Corporate Executive Board	228,900	18,279,954
Exponent	37,396	3,324,504
Heidrick & Struggles International	137,998	3,391,991
Kelly Services Cl. A	634,200	11,060,448
ManpowerGroup	420,852	36,256,400
Resources Connection	84,133	1,472,327
Towers Watson & Co. Cl. A	107,800	14,249,543

		88,035,167

Road & Rail - 0.2%
ArcBest Corporation	220,781	8,365,392

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies	560,861	25,429,438
Houston Wire & Cable [2]	1,328,225	12,923,629

		38,353,067

Total		883,372,979

Information Technology – 8.8%
Communications Equipment - 2.1%
ADTRAN	402,429	7,513,349
Bel Fuse Cl. A	22,350	409,899
Bel Fuse Cl. B	74,000	1,408,220
Black Box	432,202	9,045,988
Brocade Communications Systems	2,021,860	23,989,369
NETGEAR [1]	636,253	20,919,999
Plantronics	420,061	22,242,230
TESSCO Technologies	333,159	8,215,701

		93,744,755

Electronic Equipment, Instruments & Components - 2.7%
AVX Corporation	1,634,910	23,330,165
Cognex Corporation [1]	344,800	17,098,632
Domino Printing Sciences	110,000	1,524,867
Electro Rent	348,647	3,953,657
FEI Company	23,200	1,771,088
FLIR Systems	218,775	6,843,282
Kimball Electronics [1]	543,450	7,684,383
Littelfuse	52,023	5,170,566
Methode Electronics	503,696	23,693,860
Vishay Intertechnology	2,213,538	30,591,095

		121,661,595

Internet Software & Services - 0.0%
j2 Global	20,800	1,366,144

IT Services - 2.0%
Broadridge Financial Solutions	576,300	31,702,263
Calian Technologies	274,004	4,002,269
Convergys Corporation	963,940	22,045,308
Forrester Research	42,804	1,574,331
ManTech International Cl. A	609,059	20,671,463
MAXIMUS	104,420	6,971,079

		86,966,713

Semiconductors & Semiconductor Equipment - 0.8%
Brooks Automation	80,381	934,831
MKS Instruments	788,198	26,648,975
Power Integrations	22,204	1,156,384
Teradyne	273,346	5,152,572

		33,892,762

Software - 0.5%
Ebix	162,245	4,929,003
Fair Isaac	170,757	15,149,561
Monotype Imaging Holdings	29,007	946,789
Pegasystems	142,408	3,097,374

		24,122,727

Technology Hardware, Storage & Peripherals - 0.7%
Diebold	827,518	29,343,788

Total		391,098,484

Materials – 10.9%
Chemicals - 4.9%
Albemarle Corporation	464,500	24,544,180
Balchem Corporation	623,749	34,543,220
Cabot Corporation	757,600	34,092,000
Chase Corporation [2]	713,174	31,187,099
FutureFuel Corporation	188,959	1,940,609
Innophos Holdings	13,785	776,923
Innospec	405,614	18,816,433
Methanex Corporation	301,410	16,146,534
Minerals Technologies	49,993	3,654,488
Olin Corporation	56,400	1,807,056
Quaker Chemical	421,829	36,125,435
Umicore	305,000	12,719,445
Victrex	70,000	1,946,003
Westlake Chemical	12,399	891,984

		219,191,409

Construction Materials - 0.2%
Ash Grove Cement [4]	39,610	7,961,610

Containers & Packaging - 1.6%
AptarGroup	118,600	7,533,472
Bemis Company	451,300	20,899,703
Greif Cl. A	593,401	23,302,857
Mayr-Melnhof Karton	60,000	6,192,216
Sonoco Products	341,178	15,509,952

		73,438,200

Metals & Mining - 2.9%
Agnico Eagle Mines	767,500	21,443,950
Ampco-Pittsburgh	180,306	3,148,143
Carpenter Technology	303,275	11,791,332
Centerra Gold	221,500	1,080,786
Franco-Nevada Corporation	173,500	8,421,690
Gold Fields ADR	3,102,643	12,441,599
IAMGOLD Corporation [1],[3]	1,056,620	1,975,879
Pan American Silver	1,593,700	13,976,749
Reliance Steel & Aluminum	524,848	32,057,716
Sims Metal Management	1,000,000	9,402,145
Worthington Industries	424,700	11,301,267

		127,041,256

Paper & Forest Products - 1.3%
Deltic Timber	172,000	11,395,000
Domtar Corporation	509,900	23,567,578
Neenah Paper	39,200	2,451,568
Pope Resources L.P.	13,900	882,094
Schweitzer-Mauduit International	450,229	20,764,561

		59,060,801

Total		486,693,276

Telecommunication Services – 0.9%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network	265,603	18,385,039

Wireless Telecommunication Services - 0.5%
Spok Holdings	78,416	1,503,235
Telephone and Data Systems	789,190	19,650,831

		21,154,066

Total		39,539,105

Utilities – 2.5%
Electric Utilities - 1.0%
ALLETE	170,647	9,003,336
ITC Holdings	727,500	27,230,325
PNM Resources	319,400	9,326,480

		45,560,141

Gas Utilities - 0.6%
AGL Resources	303,158	15,051,794
Piedmont Natural Gas	256,300	9,460,033

		24,511,827

Water Utilities - 0.9%
Aqua America	944,307	24,882,490
SJW	400,400	12,376,364
York Water	166,630	4,045,776

		41,304,630

Total		111,376,598

Miscellaneous [5] – 0.2%
Total		8,017,760

TOTAL COMMON STOCKS
(Cost $2,786,727,905)		4,251,117,143

REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $213,599,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.375%-1.875% due 2/12/20-6/30/20,
valued at $217,875,588)
(Cost $213,599,000)		213,599,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $10,188,554)		10,188,554

TOTAL INVESTMENTS – 100.4%
(Cost $3,010,515,459)		4,474,904,697

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(17,868,871)

NET ASSETS – 100.0%		$4,457,035,826

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.5%

Consumer Discretionary – 13.2%
Auto Components - 5.0%
BorgWarner	48,300	$2,921,184
Dorman Products [1]	8,200	407,950
Drew Industries	59,200	3,643,168
Gentex Corporation	128,400	2,349,720
Nokian Renkaat	28,000	834,625
Selamat Sempurna	4,253,800	1,446,156
Standard Motor Products	141,183	5,966,394

		17,569,197

Automobiles - 0.9%
Thor Industries	50,250	3,176,302

Diversified Consumer Services - 0.4%
Sotheby’s	33,900	1,432,614

Household Durables - 2.6%
Ethan Allen Interiors	55,900	1,545,076
Forbo Holding	800	951,624
Garmin	30,200	1,435,104
Mohawk Industries [1]	17,900	3,324,925
NVR [1]	1,625	2,159,072

		9,415,801

Multiline Retail - 0.5%
Dollar Tree [1]	22,300	1,809,533

Specialty Retail - 2.7%
Advance Auto Parts	4,961	742,612
Bed Bath & Beyond [1]	53,300	4,092,107
Matas	30,000	684,098
Monro Muffler Brake	37,100	2,413,355
USS	86,300	1,494,411

		9,426,583

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s	16,400	1,516,508
Gildan Activewear	48,400	1,428,768
Wolverine World Wide	30,000	1,003,500

		3,948,776

Total		46,778,806

Consumer Staples – 1.5%
Food Products - 1.5%
Cal-Maine Foods	64,700	2,527,182
Sanderson Farms	33,700	2,684,205

Total		5,211,387

Energy – 1.8%
Energy Equipment & Services - 1.1%
Core Laboratories	8,200	856,818
Pason Systems	133,000	2,095,993
TGS-NOPEC Geophysical	48,000	1,065,388

		4,018,199

Oil, Gas & Consumable Fuels - 0.7%
World Fuel Services	43,500	2,500,380

Total		6,518,579

Financials – 21.0%
Capital Markets - 15.0%
AllianceBernstein Holding L.P.	131,141	4,048,323
ARA Asset Management	955,000	1,123,713
Artisan Partners Asset Management Cl. A	51,860	2,357,556
Ashmore Group	359,300	1,512,115
Blackstone Group L.P.	60,000	2,333,400
CETIP - Mercados Organizados	82,400	822,309
Charles Schwab	75,700	2,304,308
Coronation Fund Managers	160,000	1,296,190
Dundee Corporation Cl. A [1]	89,700	830,746
E*TRADE Financial [1]	76,800	2,193,024
Egyptian Financial Group-Hermes Holding
Company [1]	298,500	618,121
Evercore Partners Cl. A	30,400	1,570,464
Federated Investors Cl. B	89,000	3,016,210
Invesco	32,400	1,285,956
Jupiter Fund Management	341,400	2,068,403
KKR & Co. L.P.	211,000	4,812,910
Lazard Cl. A	39,500	2,077,305
Medley Management Cl. A	202,700	2,227,673
Partners Group Holding	1,700	506,760
SEI Investments	94,900	4,184,141
Sprott	508,500	1,084,008
State Street	45,900	3,375,027
TD Ameritrade Holding Corporation	50,600	1,885,356
Value Partners Group	3,165,000	2,989,827
Westwood Holdings Group	30,038	1,811,291
WisdomTree Investments	41,500	890,590

		53,225,726

Consumer Finance - 0.5%
Shriram Transport Finance	92,000	1,630,531

Diversified Financial Services - 1.5%
Bolsa Mexicana de Valores	935,000	1,593,733
JSE	74,000	751,305
TMX Group	50,500	2,169,839
Warsaw Stock Exchange	64,380	825,684

		5,340,561

Insurance - 1.9%
Alleghany Corporation [1]	7,750	3,774,250
Marsh & McLennan	53,900	3,023,251

		6,797,501

Real Estate Management & Development - 2.1%
Jones Lang LaSalle	13,100	2,232,240
Kennedy-Wilson Holdings	197,300	5,157,422

		7,389,662

Total		74,383,981

Health Care – 3.2%
Biotechnology - 0.2%
Abcam	75,000	539,380

Health Care Equipment & Supplies - 1.4%
Analogic Corporation	16,660	1,514,394
STERIS Corporation	29,000	2,037,830
Vascular Solutions [1]	52,000	1,576,640

		5,128,864

Life Sciences Tools & Services - 1.3%
Mettler-Toledo International [1]	8,200	2,694,930
Waters Corporation [1]	14,150	1,759,128

		4,454,058

Pharmaceuticals - 0.3%
Recordati	60,000	1,120,226

Total		11,242,528

Industrials – 22.8%
Aerospace & Defense - 0.6%
HEICO Corporation	34,178	2,087,250

Air Freight & Logistics - 1.1%
Expeditors International of Washington	57,800	2,784,804
UTi Worldwide [1]	90,700	1,115,610

		3,900,414

Commercial Services & Supplies - 5.8%
Cintas Corporation	22,600	1,844,838
Copart [1]	153,380	5,762,487
Healthcare Services Group	31,700	1,018,521
Heritage-Crystal Clean [1]	144,327	1,688,626
Kaba Holding	2,300	1,384,575
Ritchie Bros. Auctioneers	208,508	5,200,190
Tomra Systems	85,900	722,345
Waste Connections	56,800	2,734,352

		20,355,934

Construction & Engineering - 0.2%
KBR	47,200	683,456

Industrial Conglomerates - 0.6%
Carlisle Companies	22,600	2,093,438

Machinery - 6.1%
AGCO Corporation	10,300	490,692
Burckhardt Compression Holding	2,000	770,655
CIRCOR International	37,000	2,023,900
Foster (L.B.) Company	33,700	1,600,076
Graco	30,400	2,193,664
Kennametal	29,940	1,008,679
Mueller Industries	82,000	2,962,660
Obara Group	10,000	565,438
Pfeiffer Vacuum Technology	12,000	1,021,425
RBC Bearings	36,800	2,816,672
Rotork	20,000	732,515
Sun Hydraulics	62,885	2,600,924
Valmont Industries	22,870	2,810,266

		21,597,566

Marine - 0.7%
Clarkson	74,600	2,488,841

Professional Services - 5.5%
Advisory Board (The) [1]	28,000	1,491,840
ALS	68,000	255,280
Equifax	24,150	2,245,950
Exponent	5,700	506,730
IHS Cl. A [1]	17,600	2,002,176
ManpowerGroup	66,891	5,762,660
Towers Watson & Co. Cl. A	38,900	5,141,996
Verisk Analytics Cl. A [1]	30,800	2,199,120

		19,605,752

Road & Rail - 1.6%
Genesee & Wyoming Cl. A [1]	27,600	2,661,744
Globaltrans Investment GDR [1]	58,000	262,542
Landstar System	42,000	2,784,600

		5,708,886

Trading Companies & Distributors - 0.6%
Applied Industrial Technologies	35,062	1,589,711
MSC Industrial Direct Cl. A	5,470	394,934

		1,984,645

Total		80,506,182

Information Technology – 12.8%
Communications Equipment - 0.1%
ADTRAN	18,053	337,049

Electronic Equipment, Instruments & Components - 6.0%
AAC Technologies Holdings	50,000	308,259
Anixter International [1]	48,800	3,715,144
Avnet	32,400	1,441,800
AVX Corporation	146,363	2,088,600
Coherent [1]	60,100	3,904,096
E2V Technologies	362,000	1,034,996
FEI Company	18,800	1,435,192
FLIR Systems	92,800	2,902,784
II-VI [1]	14,800	273,208
IPG Photonics [1]	10,614	983,918
LPKF Laser & Electronics	72,000	806,713
National Instruments	63,900	2,047,356
Rogers Corporation [1]	5,332	438,344

		21,380,410

Internet Software & Services - 0.1%
XING	3,000	517,676

IT Services - 2.9%
DST Systems	17,500	1,937,425
eClerx Services	36,000	916,156
Fiserv [1]	39,760	3,156,944
MAXIMUS	52,200	3,484,872
Metrofile Holdings	2,087,300	784,772

		10,280,169

Semiconductors & Semiconductor Equipment - 0.8%
Diodes [1]	71,200	2,033,472
Lam Research	12,700	891,984

		2,925,456

Software - 2.3%
ANSYS [1]	28,700	2,531,053
BasWare	8,000	344,045
ePlus [1]	37,400	3,251,182
Silverlake Axis	984,600	983,042
Totvs	73,900	845,154

		7,954,476

Technology Hardware, Storage & Peripherals - 0.6%
Diebold	54,750	1,941,435
Western Digital	15	1,365

		1,942,800

Total		45,338,036

Materials – 8.5%
Chemicals - 5.3%
Airgas	9,200	976,212
Cabot Corporation	26,500	1,192,500
Innospec	53,465	2,480,241
Minerals Technologies	63,900	4,671,090
Quaker Chemical	7,500	642,300
Sensient Technologies	29,300	2,018,184
Victrex	45,700	1,270,462
Westlake Chemical	73,690	5,301,259

		18,552,248

Metals & Mining - 1.5%
Reliance Steel & Aluminum	88,869	5,428,119

Paper & Forest Products - 1.7%
Glatfelter	87,858	2,418,731
Stella-Jones	113,000	3,547,337

		5,966,068

Total		29,946,435

Utilities – 1.4%
Gas Utilities - 1.4%
UGI Corporation	153,000	4,986,270

Total		4,986,270

Miscellaneous [5] – 2.3%
Total		8,110,561

TOTAL COMMON STOCKS
(Cost $248,521,020)		313,022,765

REPURCHASE AGREEMENT – 14.1%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $50,034,000 (collateralized
by obligations of various U.S. Government
Agencies, 3.375% due 11/15/19, valued at
$51,035,071)
(Cost $50,034,000)		50,034,000

TOTAL INVESTMENTS – 102.6%
(Cost $298,555,020)		363,056,765

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.6)%		(9,139,417)

NET ASSETS – 100.0%		$353,917,348

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.8%

Consumer Discretionary – 15.4%
Auto Components - 1.7%
Cooper Tire & Rubber	182,300	$7,809,732
Dana Holding Corporation	552,436	11,689,546
Fuel Systems Solutions [1]	615,700	6,797,328
Spartan Motors	817,636	3,965,535
Tower International [1]	318,154	8,462,896

		38,725,037

Automobiles - 0.3%
Winnebago Industries	290,477	6,175,541

Distributors - 0.2%
VOXX International Cl. A [1]	536,413	4,913,543

Diversified Consumer Services - 0.2%
Houghton Mifflin Harcourt [1]	197,859	4,645,729

Hotels, Restaurants & Leisure - 1.7%
Belmond Cl. A [1]	875,019	10,745,233
Carrols Restaurant Group [1]	1,093,005	9,061,012
Ignite Restaurant Group [1],[3]	491,616	2,384,338
Krispy Kreme Doughnuts [1]	427,561	8,546,944
Ruby Tuesday [1]	1,233,131	7,411,117

		38,148,644

Household Durables - 4.3%
Beazer Homes USA [1]	437,975	7,760,917
Dixie Group [1],[2]	864,035	7,819,517
Ethan Allen Interiors	196,200	5,422,968
Installed Building Products [1]	461,428	10,040,673
M.D.C. Holdings	448,150	12,772,275
M/I Homes [1]	443,100	10,563,504
New Home [1]	428,705	6,837,845
Standard Pacific [1]	1,252,600	11,273,400
TRI Pointe Homes [1]	502,872	7,759,315
William Lyon Homes Cl. A [1]	456,941	11,798,217
ZAGG [1]	593,781	5,148,081

		97,196,712

Internet & Catalog Retail - 0.7%
EVINE Live [1]	1,272,506	8,538,515
Gaiam Cl. A [1]	853,962	6,225,383

		14,763,898

Leisure Products - 0.2%
Black Diamond [1]	534,939	5,055,174

Media - 2.0%
Ballantyne Strong [1]	652,137	2,954,181
Cinedigm Cl. A [1]	522,886	847,075
Entravision Communications Cl. A	1,124,600	7,118,718
Martha Stewart Living Omnimedia Cl. A [1]	1,789,331	11,630,652
McClatchy Company (The) Cl. A [1]	2,691,428	4,952,228
Media General [1]	446,600	7,364,434
New York Times Cl. A	522,599	7,190,962
Sizmek [1]	452,850	3,287,691

		45,345,941

Multiline Retail - 0.6%
Bon-Ton Stores (The)	510,201	3,550,999
Hudson’s Bay	73,700	1,525,730
J.C. Penney Company [1],[3]	891,241	7,495,337

		12,572,066

Specialty Retail - 2.7%
American Eagle Outfitters	441,300	7,537,404
Ascena Retail Group [1]	631,992	9,170,204
bebe stores	1,562,184	5,670,728
Chico’s FAS	318,000	5,625,420
Destination Maternity	248,737	3,745,979
New York & Company [1]	1,208,017	3,020,043
Pacific Sunwear of California [1]	976,201	2,694,315
Rent-A-Center	287,306	7,883,677
Sears Hometown and Outlet Stores [1],[3]	256,545	1,980,527
TravelCenters of America LLC [1]	237,400	4,140,256
West Marine [1]	1,029,224	9,540,906

		61,009,459

Textiles, Apparel & Luxury Goods - 0.8%
Quiksilver [1],[3]	1,298,182	2,401,637
Unifi [1]	426,067	15,376,758

		17,778,395

Total		346,330,139

Consumer Staples – 1.7%
Food & Staples Retailing - 0.4%
SUPERVALU [1]	832,800	9,685,464

Food Products - 0.5%
Landec Corporation [1]	394,500	5,503,275
SunOpta [1]	426,800	4,532,616

		10,035,891

Household Products - 0.4%
Central Garden & Pet [1]	897,664	8,859,944

Personal Products - 0.4%
Elizabeth Arden [1],[3]	607,405	9,475,518

Total		38,056,817

Energy – 1.8%
Energy Equipment & Services - 0.8%
Basic Energy Services [1]	158,695	1,099,756
Key Energy Services [1]	1,008,900	1,836,198
Matrix Service [1]	344,308	6,046,049
Newpark Resources [1]	818,031	7,452,262
Parker Drilling [1]	274,300	957,307

		17,391,572

Oil, Gas & Consumable Fuels - 1.0%
Comstock Resources [1],[3]	404,200	1,442,994
Goodrich Petroleum [1],[3]	260,700	925,485
Pengrowth Energy	1,787,300	5,344,027
Scorpio Tankers	915,526	8,624,255
StealthGas [1]	962,617	6,305,141
Swift Energy [1],[3]	484,651	1,046,846

		23,688,748

Total		41,080,320

Financials – 10.9%
Banks - 5.0%
BancorpSouth	261,900	6,081,318
BankUnited	374,598	12,264,339
Berkshire Hills Bancorp	200,400	5,551,080
Boston Private Financial Holdings	943,446	11,462,869
Capital Bank Financial Cl. A [1]	264,700	7,308,367
CenterState Banks	346,541	4,127,303
Fidelity Southern	217,140	3,665,323
First Bancorp	172,408	3,027,484
First Internet Bancorp	117,400	2,180,118
Guaranty Bancorp	222,058	3,766,104
Hilltop Holdings [1]	279,576	5,434,957
Independent Bank Group	45,100	1,754,841
South State	111,926	7,654,619
Southern National Bancorp of Virginia	218,015	2,644,522
State Bank Financial	382,059	8,023,239
Trustmark Corporation	300,600	7,298,568
Umpqua Holdings	583,800	10,029,684
United Bankshares	251,939	9,467,868

		111,742,603

Capital Markets - 0.1%
Harris & Harris Group [1]	441,996	1,361,348

Consumer Finance - 0.8%
Enova International [1]	575,910	11,339,668
EZCORP Cl. A [1],[3]	697,992	6,372,667

		17,712,335

Insurance - 1.9%
Ambac Financial Group [1]	285,346	6,905,373
Assured Guaranty	585,600	15,453,984
MBIA [1]	1,272,176	11,831,237
Old Republic International	567,538	8,479,018

		42,669,612

Real Estate Investment Trusts (REITs) - 1.1%
BRT Realty Trust [1]	98,309	701,926
LaSalle Hotel Properties	25,800	1,002,588
Mack-Cali Realty	532,550	10,267,564
RAIT Financial Trust	267,300	1,833,678
Rouse Properties	575,233	10,906,418

		24,712,174

Real Estate Management & Development - 0.4%
Tejon Ranch [1]	338,856	8,962,741

Thrifts & Mortgage Finance - 1.6%
Brookline Bancorp	338,700	3,403,935
MGIC Investment [1]	655,685	6,314,246
Radian Group	740,400	12,431,316
Walker & Dunlop [1]	338,912	6,008,910
Washington Federal	392,400	8,556,282

		36,714,689

Total		243,875,502

Health Care – 3.5%
Health Care Equipment & Supplies - 2.0%
Accuray [1],[3]	773,500	7,193,550
AngioDynamics [1]	410,640	7,305,286
Exactech [1]	283,483	7,265,669
Invacare Corporation	759,785	14,747,427
Merit Medical Systems [1]	359,328	6,917,064
RTI Surgical [1]	501,574	2,477,775

		45,906,771

Health Care Providers & Services - 0.3%
Owens & Minor	202,000	6,835,680

Health Care Technology - 0.5%
Allscripts Healthcare Solutions [1]	880,436	10,530,015

Life Sciences Tools & Services - 0.7%
Albany Molecular Research [1],[3]	813,510	14,317,776
Cambrex Corporation [1]	32,767	1,298,556

		15,616,332

Total		78,888,798

Industrials – 20.1%
Aerospace & Defense - 1.0%
GenCorp [1]	249,500	5,785,905
Kratos Defense & Security Solutions [1]	1,406,924	7,780,290
LMI Aerospace [1],[2]	745,337	9,100,565

		22,666,760

Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings [1]	272,262	11,712,711
XPO Logistics [1],[3]	345,300	15,700,791

		27,413,502

Airlines - 0.1%
JetBlue Airways [1]	106,000	2,040,500

Building Products - 3.6%
Apogee Enterprises	61,702	2,665,526
Builders FirstSource [1]	780,456	5,205,641
Gibraltar Industries [1]	427,987	7,023,267
Griffon Corporation	581,500	10,135,545
Insteel Industries	437,427	9,461,546
NCI Building Systems [1]	921,200	15,918,336
PGT [1]	742,108	8,293,057
Ply Gem Holdings [1]	576,892	7,499,596
Quanex Building Products	781,586	15,428,508

		81,631,022

Commercial Services & Supplies - 2.3%
ABM Industries	358,700	11,428,182
Interface	819,916	17,037,855
Steelcase Cl. A	500,500	9,479,470
TRC Companies [1],[2]	1,714,129	14,261,553

		52,207,060

Construction & Engineering - 1.5%
Aegion Corporation [1]	699,289	12,622,166
Furmanite Corporation [1]	984,568	7,768,242
Layne Christensen [1],[3]	812,604	4,071,146
Northwest Pipe [1]	367,156	8,426,230

		32,887,784

Electrical Equipment - 1.9%
Encore Wire	379,240	14,365,611
Enphase Energy [1],[3]	468,980	6,185,846
General Cable	950,943	16,384,748
Magnetek [1]	161,695	6,228,492

		43,164,697

Machinery - 6.2%
Accuride Corporation [1]	489,300	2,280,138
Albany International Cl. A	319,650	12,706,087
Astec Industries	402,428	17,256,113
Commercial Vehicle Group [1]	1,246,240	8,025,785
Dynamic Materials	412,439	5,266,846
Federal Signal	982,132	15,507,864
Hardinge	597,497	6,930,965
Hurco Companies	204,591	6,737,182
Lydall [1]	125,797	3,990,281
Meritor [1]	637,719	8,041,636
Mueller Industries	542,121	19,586,832
Mueller Water Products Cl. A	1,758,376	17,320,004
NN	619,683	15,541,650

		139,191,383

Marine - 0.7%
Baltic Trading [3]	1,336,637	1,991,589
Diana Shipping [1]	977,000	5,979,240
Navios Maritime Holdings	1,174,749	4,910,451
Scorpio Bulkers [1],[3]	760,500	1,802,385

		14,683,665

Professional Services - 0.2%
Hill International [1]	433,707	1,557,008
Hudson Global [1]	251,666	687,048
Kelly Services Cl. A	186,500	3,252,560

		5,496,616

Road & Rail - 0.5%
Swift Transportation Cl. A [1]	393,874	10,248,602

Trading Companies & Distributors - 0.5%
Kaman Corporation	261,331	11,088,274

Transportation Infrastructure - 0.4%
Wesco Aircraft Holdings [1]	556,000	8,517,920

Total		451,237,785

Information Technology – 30.5%
Communications Equipment - 2.5%
ARRIS Group [1]	306,700	8,862,097
Aviat Networks [1],[3]	2,409,708	2,867,553
Ciena Corporation [1]	373,100	7,204,561
ClearOne	309,134	3,295,368
Comtech Telecommunications	379,011	10,972,368
EMCORE Corporation [1]	833,200	4,532,608
Extreme Networks [1]	1,859,776	5,876,892
Harmonic [1]	769,677	5,703,307
Interphase Corporation [1]	401,003	601,505
Oclaro [1],[3]	1,320,977	2,615,534
UTStarcom Holdings [1],[3]	1,172,528	3,107,199
Westell Technologies Cl. A [1]	581,310	761,516

		56,400,508

Electronic Equipment, Instruments & Components - 9.0%
Benchmark Electronics [1]	541,300	13,007,439
Checkpoint Systems	694,053	7,509,653
CTS Corporation	420,280	7,560,837
Daktronics	705,925	7,631,049
Echelon Corporation [1],[3]	1,368,386	1,299,967
Frequency Electronics [1]	228,463	3,187,059
GSI Group [1]	528,825	7,043,949
Identiv [1],[2]	626,339	5,373,989
II-VI [1]	819,914	15,135,612
Ingram Micro Cl. A [1]	543,714	13,658,096
KEMET Corporation [1]	2,056,907	8,515,595
Knowles Corporation [1],[3]	215,300	4,148,831
Maxwell Technologies [1]	1,015,760	8,187,026
Mercury Systems [1]	838,278	13,035,223
Newport Corporation [1]	750,084	14,296,601
Park Electrochemical	336,234	7,249,205
PCM [1]	470,192	4,391,593
Perceptron	299,363	4,044,394
Planar Systems [1],[2]	1,221,675	7,684,336
RadiSys Corporation [1],[3]	657,078	1,412,718
Sanmina Corporation [1]	776,023	18,771,996
SigmaTron International [1],[2]	345,772	2,468,812
TTM Technologies [1]	906,925	8,171,394
Vishay Intertechnology	1,068,823	14,771,134
Vishay Precision Group [1]	200,542	3,194,634

		201,751,142

Internet Software & Services - 2.0%
Bankrate [1]	422,408	4,790,107
Blucora [1]	295,930	4,042,404
Care.com [1],[3]	299,895	2,273,204
EarthLink Holdings	2,057,058	9,133,338
Limelight Networks [1]	451,300	1,638,219
Monster Worldwide [1]	1,496,100	9,485,274
Perficient [1]	124,783	2,581,760
QuinStreet [1]	1,266,439	7,535,312
Support.com [1]	1,210,397	1,888,219
Tremor Video [1],[3]	482,969	1,130,147

		44,497,984

IT Services - 1.5%
CIBER [1]	1,746,873	7,197,117
Computer Task Group	678,910	4,962,832
Datalink Corporation [1]	767,709	9,243,216
Unisys Corporation [1]	487,200	11,307,912

		32,711,077

Semiconductors & Semiconductor Equipment - 11.3%
Advanced Energy Industries [1]	727,571	18,669,472
Alpha & Omega Semiconductor [1]	949,142	8,456,855
Amtech Systems [1]	591,839	6,616,760
ANADIGICS [1],[3]	2,814,745	3,828,053
Axcelis Technologies [1]	1,250,194	2,975,462
AXT [1]	612,592	1,647,872
Brooks Automation	1,305,700	15,185,291
Cohu	571,026	6,247,024
Exar Corporation [1]	1,165,094	11,709,195
Fairchild Semiconductor International [1]	651,620	11,846,452
FormFactor [1]	825,161	7,319,178
Integrated Silicon Solution	109,175	1,953,141
Intersil Corporation Cl. A	784,799	11,238,322
IXYS Corporation	605,550	7,460,376
Kopin Corporation [1]	696,574	2,451,940
Kulicke & Soffa Industries [1]	663,800	10,375,194
Mattson Technology [1]	797,000	3,140,180
MaxLinear Cl. A [1]	981,522	7,979,774
Microsemi Corporation [1]	627,454	22,211,872
Nanometrics [1]	660,339	11,106,902
NeoPhotonics Corporation [1],[3]	951,258	6,420,991
OmniVision Technologies [1]	328,011	8,649,650
Pericom Semiconductor	969,295	14,994,994
Rubicon Technology [1],[3]	868,106	3,420,338
Rudolph Technologies [1]	715,111	7,880,523
SemiLEDs Corporation [1],[3]	973,905	586,388
Spire Corporation [1],[2],[4]	685,600	194,093
SunEdison [1],[3]	484,078	11,617,872
SunEdison Semiconductor [1],[3]	479,429	12,378,857
Ultra Clean Holdings [1]	675,238	4,827,952
Xcerra Corporation [1]	1,203,654	10,700,484

		254,091,457

Software - 1.4%
A10 Networks [1]	952,299	4,123,455
Mentor Graphics	478,919	11,508,423
Rovi Corporation [1]	398,200	7,251,222
SeaChange International [1]	607,300	4,767,305
Smith Micro Software [1],[3]	1,067,322	1,366,172
TeleCommunication Systems Cl. A [1]	543,707	2,082,398

		31,098,975

Technology Hardware, Storage & Peripherals - 2.8%
Avid Technology [1]	1,050,280	15,649,172
Cray [1]	456,667	12,823,209
Dot Hill Systems [1]	1,387,871	7,355,716
Intevac [1]	835,991	5,132,985
QLogic Corporation [1]	721,300	10,631,962
Silicon Graphics International [1],[3]	1,260,673	10,955,249

		62,548,293

Total		683,099,436

Materials – 7.1%
Chemicals - 1.8%
Ferro Corporation [1]	847,211	10,632,498
Kraton Performance Polymers [1]	692,100	13,987,341
OM Group	268,928	8,075,908
Schulman (A.)	141,182	6,804,972

		39,500,719

Construction Materials - 0.4%
U.S. Concrete [1]	266,215	9,019,364

Metals & Mining - 4.4%
A. M. Castle & Co. [1]	882,732	3,221,972
AK Steel Holding Corporation [1],[3]	1,075,700	4,808,379
Carpenter Technology	76,241	2,964,250
Century Aluminum [1],[3]	850,903	11,742,461
Coeur Mining [1]	355,700	1,675,347
Commercial Metals	1,189,761	19,262,231
Haynes International	268,991	11,999,688
Hecla Mining	1,108,300	3,302,734
Kaiser Aluminum	217,100	16,692,819
Molycorp [1],[3]	74,775	28,811
Noranda Aluminum Holding Corporation	1,927,883	5,725,813
Pan American Silver	1,011,200	8,868,224
Synalloy Corporation	330,895	4,817,831
TimkenSteel Corporation	184,638	4,887,368

		99,997,928

Paper & Forest Products - 0.5%
Louisiana-Pacific Corporation [1],[3]	675,100	11,145,901

Total		159,663,912

Telecommunication Services – 0.7%
Diversified Telecommunication Services - 0.7%
Iridium Communications [1],[3]	1,568,806	15,233,106

Total		15,233,106

Utilities – 0.1%
Water Utilities - 0.1%
Pure Cycle Corporation [1],[3]	525,799	2,650,027

Total		2,650,027

Miscellaneous [5] – 1.0%
Total		21,361,997

TOTAL COMMON STOCKS
(Cost $1,755,745,317)		2,081,477,839

REPURCHASE AGREEMENT – 6.9%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $155,039,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.75%-1.84% due 9/18/19-9/30/19, valued
at $158,144,144)
(Cost $155,039,000)		155,039,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 4.1%
U.S. Treasury Bills
due 4/30/15-1/7/16	$ 7	7
U.S. Treasury Bonds
0.75%-8.125%
due 11/15/16-5/15/44	243	244
U.S. Treasury Notes
0.125%-4.25%
due 5/31/15-11/15/24	639	641
U.S. Treasury Strip-Interest
due 8/15/18-5/15/25	64	64
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		90,843,719

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $90,844,675)		90,844,675

TOTAL INVESTMENTS – 103.8%
(Cost $2,001,628,992)		2,327,361,514

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.8)%		(84,269,947)

NET ASSETS – 100.0%		$2,243,091,567

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.4%

Consumer Discretionary – 33.7%
Auto Components - 5.1%
Dana Holding Corporation	1,920,000	$40,627,200
Standard Motor Products [2]	2,268,000	95,845,680

		136,472,880

Automobiles - 0.2%
Winnebago Industries	260,000	5,527,600

Hotels, Restaurants & Leisure - 0.7%
Bowl America Cl. A [2]	343,048	4,843,838
Frisch’s Restaurants [2]	505,100	13,713,465

		18,557,303

Household Durables - 1.1%
CSS Industries [2]	972,385	29,317,408

Media - 7.8%
Meredith Corporation	2,075,000	115,722,750
Scholastic Corporation [2]	2,230,000	91,296,200

		207,018,950

Specialty Retail - 18.8%
Bed Bath & Beyond [1]	2,120,000	162,763,000
Buckle (The)	1,610,000	82,254,900
Children’s Place [2]	2,000,000	128,380,000
Finish Line (The) Cl. A [2]	4,300,000	105,436,000
Haverty Furniture	994,000	24,730,720

		503,564,620

Total		900,458,761

Consumer Staples – 5.9%
Food & Staples Retailing - 2.7%
Weis Markets [2]	1,450,000	72,152,000

Food Products - 0.8%
Cal-Maine Foods	135,000	5,273,100
Lancaster Colony	160,000	15,227,200

		20,500,300

Tobacco - 2.4%
Universal Corporation [2]	1,360,000	64,137,600

Total		156,789,900

Financials – 2.0%
Capital Markets - 2.0%
Waddell & Reed Financial Cl. A	1,073,010	53,156,915

Total		53,156,915

Health Care – 1.2%
Health Care Equipment & Supplies - 0.5%
Atrion Corporation	38,000	13,129,380

Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories Cl. A [1]	150,000	20,277,000

Total		33,406,380

Industrials – 23.8%
Aerospace & Defense - 1.6%
National Presto Industries [2]	656,500	41,615,535

Commercial Services & Supplies - 6.8%
UniFirst Corporation [2]	1,542,278	181,510,698

Electrical Equipment - 6.7%
EnerSys	1,175,000	75,482,000
Hubbell Cl. B	605,000	66,320,100
Regal Beloit	459,500	36,723,240

		178,525,340

Industrial Conglomerates - 0.8%
Carlisle Companies	246,000	22,786,980

Machinery - 4.5%
Foster (L.B.) Company [2]	970,000	46,055,600
Hurco Companies [2]	485,000	15,971,050
Valmont Industries	481,500	59,166,720

		121,193,370

Trading Companies & Distributors - 3.4%
Applied Industrial Technologies	2,011,000	91,178,740

Total		636,810,663

Information Technology – 14.6%
Communications Equipment - 1.5%
Plantronics	750,000	39,712,500

Electronic Equipment, Instruments & Components - 10.6%
Anixter International [1]	486,000	36,999,180
AVX Corporation [2]	9,600,000	136,992,000
Park Electrochemical [2]	1,490,000	32,124,400
ScanSource [1],[2]	1,914,000	77,804,100

		283,919,680

Semiconductors & Semiconductor Equipment - 2.5%
Teradyne	3,530,000	66,540,500

Total		390,172,680

Materials – 11.2%
Chemicals - 4.7%
Hawkins [2]	1,000,000	37,990,000
Minerals Technologies	1,200,000	87,720,000

		125,710,000

Metals & Mining - 0.2%
Central Steel & Wire [4]	6,142	4,268,690

Paper & Forest Products - 6.3%
Neenah Paper [2]	1,295,000	80,989,300
Schweitzer-Mauduit International [2]	1,925,000	88,781,000

		169,770,300

Total		299,748,990

TOTAL COMMON STOCKS
(Cost $1,794,890,812)		2,470,544,289

REPURCHASE AGREEMENT – 8.1%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $216,137,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.50%-3.375% due 9/30/19-11/15/19,
valued at $220,463,813)
(Cost $216,137,000)		216,137,000

TOTAL INVESTMENTS – 100.5%
(Cost $2,011,027,812)		2,686,681,289

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(13,227,101)

NET ASSETS – 100.0%		$2,673,454,188

SCHEDULES OF INVESTMENTS
ROYCE SELECT FUND I
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.7%

Consumer Discretionary – 14.6%
Auto Components - 2.4%
Drew Industries	3,046	$187,451
Gentex Corporation	23,020	421,266

		608,717

Automobiles - 1.9%
Thor Industries	7,675	485,137

Household Durables - 1.8%
NVR [1]	330	438,458

Media - 1.9%
E.W. Scripps Company Cl. A [1]	9,800	278,712
Wiley (John) & Sons Cl. A	3,020	184,643

		463,355

Specialty Retail - 5.5%
Buckle (The)	14,005	715,515
Genesco [1]	9,285	661,371

		1,376,886

Textiles, Apparel & Luxury Goods - 1.1%
Movado Group	9,186	261,984

Total		3,634,537

Consumer Staples – 2.2%
Food Products - 1.1%
Cal-Maine Foods	7,008	273,732

Personal Products - 1.1%
Nu Skin Enterprises Cl. A	4,380	263,720

Total		537,452

Energy – 8.1%
Energy Equipment & Services - 8.1%
Helmerich & Payne	4,350	296,105
Oil States International [1]	8,560	340,431
Pason Systems	24,860	391,777
SEACOR Holdings [1]	4,329	301,602
TGS-NOPEC Geophysical	15,050	334,043
Unit Corporation [1]	12,305	344,294

Total		2,008,252

Financials – 15.3%
Banks - 0.9%
Blue Hills Bancorp [1]	17,300	228,706

Capital Markets - 9.3%
Artisan Partners Asset Management Cl. A	7,710	350,497
Federated Investors Cl. B	12,770	432,775
Lazard Cl. A	11,390	599,000
SEI Investments	12,495	550,904
Virtus Investment Partners	2,870	375,310

		2,308,486

Insurance - 3.1%
Alleghany Corporation [1]	900	438,300
Validus Holdings	7,740	325,854

		764,154

Thrifts & Mortgage Finance - 2.0%
Genworth MI Canada	22,850	505,152

Total		3,806,498

Health Care – 6.6%
Biotechnology - 1.5%
Myriad Genetics [1]	10,565	374,001

Health Care Providers & Services - 0.9%
Aceto Corporation	9,950	218,900

Life Sciences Tools & Services - 3.5%
Bio-Rad Laboratories Cl. A [1]	3,375	456,232
Bio-Techne	4,164	417,608

		873,840

Pharmaceuticals - 0.7%
Lannett Company [1]	2,655	179,770

Total		1,646,511

Industrials – 19.1%
Commercial Services & Supplies - 1.2%
Ritchie Bros. Auctioneers	12,390	309,007

Electrical Equipment - 1.9%
EnerSys	4,895	314,455
Global Power Equipment Group	11,188	147,681

		462,136

Industrial Conglomerates - 1.7%
Carlisle Companies	4,490	415,909

Machinery - 9.9%
CIRCOR International	6,092	333,232
Columbus McKinnon	13,985	376,756
Hyster-Yale Materials Handling Cl. A	2,975	218,038
John Bean Technologies	17,619	629,351
Lydall [1]	5,750	182,390
Valmont Industries	4,195	515,482
Wabtec Corporation	2,238	212,632

		2,467,881

Professional Services - 3.3%
ICF International [1]	9,553	390,240
Robert Half International	3,413	206,555
Towers Watson & Co. Cl. A	1,700	224,714

		821,509

Trading Companies & Distributors - 1.1%
MSC Industrial Direct Cl. A	3,717	268,367

Total		4,744,809

Information Technology – 19.8%
Communications Equipment - 1.6%
ADTRAN	21,269	397,092

Electronic Equipment, Instruments & Components - 3.8%
Coherent [1]	3,566	231,647
Dolby Laboratories Cl. A	3,655	139,475
IPG Photonics [1]	1,970	182,619
Rofin-Sinar Technologies [1]	16,212	392,817

		946,558

Internet Software & Services - 1.6%
j2 Global	6,105	400,976

IT Services - 2.0%
Sykes Enterprises [1]	19,845	493,148

Semiconductors & Semiconductor Equipment - 8.3%
Cabot Microelectronics [1]	3,166	158,205
Integrated Silicon Solution	21,394	382,739
MKS Instruments	16,465	556,682
Nanometrics [1]	24,818	417,439
Teradyne	7,900	148,915
Tessera Technologies	2,255	90,831
Veeco Instruments [1]	10,450	319,247

		2,074,058

Software - 1.6%
Mentor Graphics	9,840	236,455
Monotype Imaging Holdings	5,090	166,138

		402,593

Technology Hardware, Storage & Peripherals - 0.9%
Silicon Graphics International [1]	25,050	217,685

Total		4,932,110

Materials – 6.1%
Chemicals - 3.3%
Innospec	6,427	298,148
Minerals Technologies	7,096	518,718

		816,866

Metals & Mining - 2.0%
Reliance Steel & Aluminum	8,340	509,407

Paper & Forest Products - 0.8%
Schweitzer-Mauduit International	4,345	200,392

Total		1,526,665

Miscellaneous [5] – 0.9%
Total		210,803

TOTAL COMMON STOCKS
(Cost $17,203,939)		23,047,637

REPURCHASE AGREEMENT – 10.7%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $2,674,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.50% due 11/30/19, valued at $2,730,375)
(Cost $2,674,000)		2,674,000

TOTAL INVESTMENTS – 103.4%
(Cost $19,877,939)		25,721,637

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.4)%		(854,972)

NET ASSETS – 100.0%		$24,866,665

SCHEDULES OF INVESTMENTS
ROYCE VALUE FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.0%

Consumer Discretionary – 28.4%
Auto Components - 3.8%
Dorman Products [1]	157,813	$7,851,196
Gentex Corporation	956,006	17,494,910
STRATTEC SECURITY	78,620	5,805,301

		31,151,407

Automobiles - 2.4%
Thor Industries	321,260	20,306,845

Household Durables - 1.3%
NVR [1]	8,078	10,732,915

Media - 0.3%
Saga Communications Cl. A	62,557	2,786,289

Specialty Retail - 15.5%
American Eagle Outfitters	947,386	16,181,353
Ascena Retail Group [1]	1,440,064	20,895,329
Buckle (The)	484,653	24,760,922
Cato Corporation (The) Cl. A	6,500	257,400
DSW Cl. A	447,355	16,498,452
GameStop Corporation Cl. A	604,707	22,954,678
Genesco [1]	319,714	22,773,228
Stein Mart	338,287	4,211,673

		128,533,035

Textiles, Apparel & Luxury Goods - 5.1%
Deckers Outdoor [1]	55,134	4,017,615
G-III Apparel Group [1]	70,302	7,919,520
Movado Group	285,000	8,128,200
Steven Madden [1]	527,505	20,045,190
Vera Bradley [1],[3]	133,653	2,169,188

		42,279,713

Total		235,790,204

Consumer Staples – 3.1%
Food & Staples Retailing - 0.1%
Village Super Market Cl. A	30,622	962,756

Personal Products - 3.0%
Nu Skin Enterprises Cl. A	414,011	24,927,602

Total		25,890,358

Energy – 8.0%
Energy Equipment & Services - 7.3%
Atwood Oceanics	603,228	16,956,739
Helmerich & Payne	214,599	14,607,754
Matrix Service [1]	558,332	9,804,310
Oil States International [1]	134,723	5,357,934
Unit Corporation [1]	503,326	14,083,061

		60,809,798

Oil, Gas & Consumable Fuels - 0.7%
Cimarex Energy	49,692	5,719,052

Total		66,528,850

Financials – 11.7%
Banks - 1.4%
Ames National	84,646	2,103,453
City Holding Company	194,848	9,163,701

		11,267,154

Capital Markets - 0.4%
Federated Investors Cl. B	107,926	3,657,612

Insurance - 6.9%
Allied World Assurance Company
Holdings	252,123	10,185,769
Aspen Insurance Holdings	47,767	2,256,035
PartnerRe	174,474	19,947,613
Reinsurance Group of America	267,635	24,940,906

		57,330,323

Thrifts & Mortgage Finance - 3.0%
Genworth MI Canada	1,009,900	22,326,162
TrustCo Bank Corp. NY	443,148	3,048,858

		25,375,020

Total		97,630,109

Health Care – 2.6%
Health Care Providers & Services - 2.6%
Aceto Corporation	309,633	6,811,926
Chemed Corporation	57,179	6,827,173
MEDNAX [1]	107,428	7,789,604

Total		21,428,703

Industrials – 9.0%
Commercial Services & Supplies - 1.7%
UniFirst Corporation	119,394	14,051,480

Construction & Engineering - 2.1%
MYR Group [1]	565,341	17,717,787

Machinery - 2.3%
Alamo Group	90,400	5,706,952
Federal Signal	214,819	3,391,992
Kennametal	160,193	5,396,902
Miller Industries	200,696	4,917,052

		19,412,898

Road & Rail - 0.3%
Knight Transportation	61,362	1,978,925

Trading Companies & Distributors - 2.6%
Applied Industrial Technologies	472,798	21,436,661

Total		74,597,751

Information Technology – 26.2%
Communications Equipment - 6.8%
Brocade Communications Systems	1,778,311	21,099,660
NETGEAR [1]	572,554	18,825,576
Plantronics	307,143	16,263,222
TESSCO Technologies	9,832	242,457

		56,430,915

Electronic Equipment, Instruments & Components - 11.3%
Benchmark Electronics [1]	518,325	12,455,350
Fabrinet [1]	1,213,754	23,049,189
PC Connection	785,894	20,503,974
Rofin-Sinar Technologies [1]	217,100	5,260,333
ScanSource [1]	214,422	8,716,254
Vishay Intertechnology	1,740,243	24,050,158

		94,035,258

IT Services - 4.6%
Convergys Corporation	850,705	19,455,623
ManTech International Cl. A	555,968	18,869,554

		38,325,177

Semiconductors & Semiconductor Equipment - 3.5%
MKS Instruments	600,423	20,300,302
Teradyne	477,561	9,002,025

		29,302,327

Total		218,093,677

Materials – 9.3%
Chemicals - 4.7%
Innophos Holdings	24,643	1,388,880
Innospec	416,319	19,313,038
Westlake Chemical	249,226	17,929,318

		38,631,236

Metals & Mining - 2.9%
Reliance Steel & Aluminum	400,543	24,465,167

Paper & Forest Products - 1.7%
Schweitzer-Mauduit International	310,800	14,334,096

Total		77,430,499

Miscellaneous [5] – 0.7%
Total		5,386,358

TOTAL COMMON STOCKS
(Cost $653,280,134)		822,776,509

REPURCHASE AGREEMENT – 1.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $11,018,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.50% due 11/30/19, valued at
$11,240,044)
(Cost $11,018,000)		11,018,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $56,381)		56,381

TOTAL INVESTMENTS – 100.3%
(Cost $664,354,515)		833,850,890

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(2,715,102)

NET ASSETS – 100.0%		$831,135,788

SCHEDULES OF INVESTMENTS
ROYCE VALUE PLUS FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.3%

Consumer Discretionary – 21.7%
Auto Components - 3.1%
Dorman Products [1]	184,000	$9,154,000
Gentherm [1]	372,900	18,835,179

		27,989,179

Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings [1]	61,900	11,218,756
Texas Roadhouse	181,000	6,593,830

		17,812,586

Household Durables - 1.0%
iRobot Corporation [1],[3]	171,000	5,579,730
UCP Cl. A [1]	457,500	3,980,250

		9,559,980

Media - 2.2%
IMAX Corporation [1],[3]	362,000	12,203,020
Rentrak Corporation [1],[3]	142,345	7,908,688

		20,111,708

Specialty Retail - 7.8%
Boot Barn Holdings [1]	474,656	11,353,772
Container Store Group (The) [1],[3]	1,009,077	19,222,917
Monro Muffler Brake	117,000	7,610,850
Tractor Supply	161,000	13,694,660
Zumiez [1]	464,800	18,708,200

		70,590,399

Textiles, Apparel & Luxury Goods - 5.6%
Carter’s	221,300	20,463,611
Columbia Sportswear	257,000	15,651,300
Gildan Activewear	491,666	14,513,980

		50,628,891

Total		196,692,743

Consumer Staples – 3.8%
Food & Staples Retailing - 1.2%
United Natural Foods [1]	143,617	11,064,254

Food Products - 2.4%
Snyder’s-Lance	300,000	9,588,000
SunOpta [1]	1,156,000	12,276,720

		21,864,720

Personal Products - 0.2%
Female Health [1],[3]	481,000	1,361,230

Total		34,290,204

Energy – 3.0%
Energy Equipment & Services - 1.5%
Canadian Energy Services & Technology	956,000	4,053,311
Helmerich & Payne	14,000	952,980
Pason Systems	474,000	7,469,930
Trican Well Service	179,200	488,129
Unit Corporation [1]	29,200	817,016

		13,781,366

Oil, Gas & Consumable Fuels - 1.5%
Navigator Holdings [1]	356,000	6,799,600
Sprott Resource [1]	1,475,000	1,083,060
Triangle Petroleum [1],[3]	1,008,600	5,073,258

		12,955,918

Total		26,737,284

Financials – 10.7%
Banks - 4.9%
Associated Banc-Corp	521,900	9,707,340
Columbia Banking System	287,500	8,328,875
Enterprise Financial Services	441,500	9,121,390
ServisFirst Bancshares	229,000	7,554,710
Umpqua Holdings	582,800	10,012,504

		44,724,819

Capital Markets - 3.2%
Financial Engines	267,800	11,202,074
Northern Trust	167,000	11,631,550
Oaktree Capital Group LLC Cl. A	112,800	5,827,248

		28,660,872

Diversified Financial Services - 0.7%
PICO Holdings [1]	411,222	6,665,909

Real Estate Management & Development - 1.9%
Jones Lang LaSalle	91,000	15,506,400
Marcus & Millichap [1]	41,500	1,555,420

		17,061,820

Total		97,113,420

Health Care – 17.3%
Biotechnology - 7.2%
Actelion	75,800	8,776,632
Anacor Pharmaceuticals [1],[3]	284,500	16,458,325
Dynavax Technologies [1],[3]	235,000	5,271,050
Myriad Genetics [1]	501,240	17,743,896
Progenics Pharmaceuticals [1]	1,182,000	7,068,360
Zealand Pharma [1]	649,000	9,713,163

		65,031,426

Health Care Equipment & Supplies - 3.6%
Avinger [1],[3]	150,000	1,663,500
Cerus Corporation [1],[3]	1,629,500	6,795,015
Inogen [1]	310,755	9,941,052
Masimo Corporation [1]	441,000	14,544,180

		32,943,747

Health Care Providers & Services - 0.6%
AAC Holdings [1],[3]	187,900	5,745,982

Life Sciences Tools & Services - 1.9%
Cambrex Corporation [1]	424,500	16,822,935

Pharmaceuticals - 4.0%
Aerie Pharmaceuticals [1]	86,000	2,695,240
Intersect ENT [1]	325,000	8,394,750
Medicines Company (The) [1]	183,100	5,130,462
Relypsa [1]	250,000	9,017,500
UCB	148,000	10,665,041

		35,902,993

Total		156,447,083

Industrials – 14.2%
Building Products - 1.0%
Apogee Enterprises	213,398	9,218,794

Commercial Services & Supplies - 2.0%
Mobile Mini	432,500	18,441,800

Electrical Equipment - 2.5%
Acuity Brands	85,095	14,309,575
Capstone Turbine [1],[3]	3,335,000	2,167,750
EnerSys	35,800	2,299,792
Hydrogenics Corporation [1],[3]	302,295	3,425,002

		22,202,119

Machinery - 5.4%
KUKA	151,900	11,703,054
Middleby Corporation [1]	89,000	9,135,850
Tennant Company	167,937	10,978,042
Wabtec Corporation	181,464	17,240,894

		49,057,840

Professional Services - 2.5%
Paylocity Holding Corporation [1],[3]	781,786	22,390,351

Road & Rail - 0.8%
Celadon Group	279,600	7,610,712

Total		128,921,616

Information Technology – 20.0%
Communications Equipment - 3.0%
Infinera Corporation [1]	494,233	9,721,563
Numerex Corporation Cl. A [1]	795,300	9,066,420
Sierra Wireless [1],[3]	254,500	8,421,405

		27,209,388

Electronic Equipment, Instruments & Components - 9.4%
FARO Technologies [1]	50,000	3,106,500
FLIR Systems	360,600	11,279,568
IPG Photonics [1]	270,132	25,041,236
Littelfuse	77,744	7,726,976
Mercury Systems [1]	1,101,749	17,132,197
Rogers Corporation [1]	249,893	20,543,704

		84,830,181

Internet Software & Services - 2.2%
HomeAway [1]	292,500	8,824,725
SPS Commerce [1]	163,600	10,977,560

		19,802,285

Semiconductors & Semiconductor Equipment - 1.0%
Cavium [1]	134,000	9,489,880

Software - 3.6%
Absolute Software	1,494,200	11,938,971
Manhattan Associates [1]	217,000	10,982,370
Mobileye [1],[3]	4,000	168,120
Qualys [1]	213,000	9,900,240

		32,989,701

Technology Hardware, Storage & Peripherals - 0.8%
Immersion Corporation [1]	805,595	7,395,362

Total		181,716,797

Materials – 1.8%
Metals & Mining - 1.8%
Horsehead Holding Corporation [1],[3]	492,853	6,239,519
Orocobre [1]	2,250,000	4,002,480
Worthington Industries	219,166	5,832,007

Total		16,074,006

Telecommunication Services – 1.2%
Diversified Telecommunication Services - 1.2%
ORBCOMM [1]	1,844,000	11,008,680

Total		11,008,680

Miscellaneous [5] – 1.6%
Total		14,900,329

TOTAL COMMON STOCKS
(Cost $614,626,543)		863,902,162

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $35,272,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.50% due 11/30/19, valued at
$35,980,275)
(Cost $35,272,000)		35,272,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 8.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $72,270,728)		72,270,728

TOTAL INVESTMENTS – 107.2%
(Cost $722,169,271)		971,444,890

LIABILITIES LESS CASH
AND OTHER ASSETS – (7.2)%		(64,907,640)

NET ASSETS – 100.0%		$906,537,250

SCHEDULES OF INVESTMENTS
ROYCE 100 FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.9%

Consumer Discretionary – 12.6%
Auto Components - 2.1%
Dorman Products [1]	25,300	$1,258,675
Drew Industries	23,076	1,420,097
Gentex Corporation	77,404	1,416,493

		4,095,265

Automobiles - 0.9%
Thor Industries	27,700	1,750,917

Distributors - 0.5%
Core-Mark Holding Company	14,600	939,072

Diversified Consumer Services - 1.1%
Liberty Tax [1]	78,629	2,188,245

Household Durables - 0.9%
Ethan Allen Interiors	64,290	1,776,976

Media - 1.0%
Morningstar	13,612	1,019,675
Wiley (John) & Sons Cl. A	16,190	989,857

		2,009,532

Specialty Retail - 5.1%
Buckle (The)	97,210	4,966,459
Destination Maternity	57,340	863,540
Genesco [1]	58,460	4,164,106

		9,994,105

Textiles, Apparel & Luxury Goods - 1.0%
Movado Group	66,760	1,903,995

Total		24,658,107

Consumer Staples – 1.1%
Food Products - 1.1%
Cal-Maine Foods	32,530	1,270,622
Sanderson Farms	12,220	973,323

Total		2,243,945

Energy – 7.5%
Energy Equipment & Services - 7.5%
Helmerich & Payne	28,655	1,950,546
Oil States International [1]	48,820	1,941,571
Pason Systems	188,490	2,970,479
SEACOR Holdings [1]	42,500	2,960,975
TGS-NOPEC Geophysical	109,670	2,434,189
Unit Corporation [1]	83,200	2,327,936

Total		14,585,696

Financials – 12.9%
Capital Markets - 9.9%
AllianceBernstein Holding L.P.	35,469	1,094,928
Artisan Partners Asset Management Cl. A	47,060	2,139,347
Federated Investors Cl. B	81,300	2,755,257
Lazard Cl. A	72,680	3,822,241
SEI Investments	65,110	2,870,700
Silvercrest Asset Management
Group Cl. A	150,000	2,137,500
Virtus Investment Partners	21,740	2,842,940
Westwood Holdings Group	29,300	1,766,790

		19,429,703

Real Estate Management & Development - 1.0%
Marcus & Millichap [1]	53,290	1,997,309

Thrifts & Mortgage Finance - 2.0%
Genworth MI Canada	173,790	3,842,028

Total		25,269,040

Health Care – 5.4%
Health Care Equipment & Supplies - 1.1%
Atrion Corporation	5,850	2,021,233

Life Sciences Tools & Services - 3.7%
Bio-Rad Laboratories Cl. A [1]	20,000	2,703,600
Bio-Techne	31,610	3,170,167
PerkinElmer	26,700	1,365,438

		7,239,205

Pharmaceuticals - 0.6%
Lannett Company [1]	18,100	1,225,551

Total		10,485,989

Industrials – 24.5%
Aerospace & Defense - 0.6%
HEICO Corporation Cl. A	22,010	1,090,375

Building Products - 0.7%
Simpson Manufacturing	34,250	1,279,922

Commercial Services & Supplies - 2.1%
Heritage-Crystal Clean [1]	73,418	858,991
Mobile Mini	29,200	1,245,088
Ritchie Bros. Auctioneers	81,524	2,033,208

		4,137,287

Construction & Engineering - 0.8%
Jacobs Engineering Group [1]	36,920	1,667,307

Electrical Equipment - 0.6%
Global Power Equipment Group	88,983	1,174,576

Machinery - 12.7%
CIRCOR International	46,068	2,519,920
Columbus McKinnon	108,310	2,917,871
Hyster-Yale Materials Handling Cl. A	22,300	1,634,367
John Bean Technologies	95,300	3,404,116
Kadant	47,300	2,488,453
Kennametal	40,090	1,350,632
Lydall [1]	42,030	1,333,192
RBC Bearings	17,900	1,370,066
Sun Hydraulics	67,150	2,777,324
Valmont Industries	28,100	3,452,928
Wabtec Corporation	16,300	1,548,663

		24,797,532

Professional Services - 4.7%
ICF International [1]	59,740	2,440,379
ManpowerGroup	46,506	4,006,492
Robert Half International	19,240	1,164,405
Towers Watson & Co. Cl. A	11,990	1,584,898

		9,196,174

Trading Companies & Distributors - 2.3%
Applied Industrial Technologies	55,850	2,532,239
MSC Industrial Direct Cl. A	28,280	2,041,816

		4,574,055

Total		47,917,228

Information Technology – 22.4%
Communications Equipment - 1.0%
ADTRAN	102,690	1,917,222

Electronic Equipment, Instruments & Components - 8.8%
Coherent [1]	27,030	1,755,869
FARO Technologies [1]	17,627	1,095,166
FLIR Systems	51,710	1,617,489
IPG Photonics [1]	13,770	1,276,479
Littelfuse	12,800	1,272,192
MTS Systems	9,050	684,632
National Instruments	51,510	1,650,380
Orbotech [1]	171,190	2,744,176
Plexus Corporation [1]	59,800	2,438,046
Rofin-Sinar Technologies [1]	111,428	2,699,900

		17,234,329

Internet Software & Services - 1.5%
Envestnet [1]	21,330	1,196,186
j2 Global	27,600	1,812,768

		3,008,954

IT Services - 1.1%
Sykes Enterprises [1]	89,610	2,226,809

Semiconductors & Semiconductor Equipment - 5.9%
Brooks Automation	98,640	1,147,183
Cabot Microelectronics [1]	19,740	986,408
MKS Instruments	117,630	3,977,070
Nanometrics [1]	166,570	2,801,708
Veeco Instruments [1]	87,220	2,664,571

		11,576,940

Software - 4.1%
ANSYS [1]	15,500	1,366,945
ePlus [1]	40,967	3,561,261
Mentor Graphics	72,200	1,734,966
Monotype Imaging Holdings	38,750	1,264,800

		7,927,972

Total		43,892,226

Materials – 6.9%
Chemicals - 1.8%
Innospec	37,230	1,727,100
Quaker Chemical	21,160	1,812,142

		3,539,242

Containers & Packaging - 1.4%
Greif Cl. A	66,800	2,623,236

Metals & Mining - 3.7%
Compass Minerals International	24,500	2,283,645
Haynes International	25,033	1,116,722
Reliance Steel & Aluminum	63,470	3,876,748

		7,277,115

Total		13,439,593

Miscellaneous [5] – 1.6%
Total		3,078,713

TOTAL COMMON STOCKS
(Cost $144,320,056)		185,570,537

REPURCHASE AGREEMENT – 3.8%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $7,549,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.50% due 11/30/19, valued at $7,700,669)
(Cost $7,549,000)		7,549,000

TOTAL INVESTMENTS – 98.7%
(Cost $151,869,056)		193,119,537

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.3%		2,457,258

NET ASSETS – 100.0%		$195,576,795

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP DISCOVERY FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.8%

Consumer Discretionary – 15.7%
Auto Components - 1.3%
Standard Motor Products	1,800	$76,068

Distributors - 0.5%
VOXX International Cl. A [1]	3,100	28,396

Diversified Consumer Services - 1.9%
Bridgepoint Education [1]	2,000	19,300
Steiner Leisure [1]	1,900	90,060

		109,360

Hotels, Restaurants & Leisure - 1.4%
Famous Dave’s of America [1]	1,000	28,500
Monarch Casino & Resort [1]	2,700	51,678

		80,178

Household Durables - 1.5%
Flexsteel Industries	1,700	53,193
Hooker Furniture	1,800	34,290

		87,483

Leisure Products - 1.2%
Arctic Cat	743	26,986
Johnson Outdoors Cl. A	1,200	39,732

		66,718

Media - 2.6%
Harte-Hanks	8,800	68,640
Journal Communications Cl. A [1]	5,200	77,064

		145,704

Multiline Retail - 0.7%
Fred’s Cl. A	2,500	42,725

Specialty Retail - 2.1%
Haverty Furniture	2,500	62,200
hhgregg [1]	3,000	18,390
Stein Mart	3,000	37,350

		117,940

Textiles, Apparel & Luxury Goods - 2.5%
Culp	3,400	90,950
Perry Ellis International [1]	2,100	48,636

		139,586

Total		894,158

Consumer Staples – 5.7%
Food & Staples Retailing - 2.5%
Village Super Market Cl. A	4,500	141,480

Food Products - 2.8%
John B. Sanfilippo & Son	1,900	81,890
SunOpta [1]	7,500	79,650

		161,540

Personal Products - 0.4%
Nature’s Sunshine Products	1,700	22,304

Total		325,324

Energy – 4.0%
Energy Equipment & Services - 1.5%
Gulf Island Fabrication	2,000	29,720
Matrix Service [1]	1,500	26,340
Tesco Corporation	2,900	32,973

		89,033

Oil, Gas & Consumable Fuels - 2.5%
Pacific Ethanol [1]	3,900	42,081
REX American Resources [1]	900	54,729
TransGlobe Energy	9,000	31,860
VAALCO Energy [1]	4,800	11,760

		140,430

Total		229,463

Financials – 8.1%
Capital Markets - 0.5%
Oppenheimer Holdings Cl. A	1,200	28,152

Consumer Finance - 1.4%
Regional Management [1]	3,400	50,184
World Acceptance [1]	400	29,168

		79,352

Insurance - 6.2%
EMC Insurance Group	1,500	50,700
Employers Holdings	2,800	75,572
Hallmark Financial Services [1]	2,800	29,680
Investors Title Company	800	59,216
Safety Insurance Group	700	41,825
United Fire Group	1,400	44,478
Universal Insurance Holdings	2,000	51,180

		352,651

Total		460,155

Health Care – 15.2%
Health Care Equipment & Supplies - 10.0%
AngioDynamics [1]	3,600	64,044
Atrion Corporation	200	69,102
Cynosure Cl. A [1]	1,000	30,670
Exactech [1]	3,800	97,394
Invacare Corporation	6,200	120,342
Meridian Bioscience	3,400	64,872
Utah Medical Products	2,000	119,720

		566,144

Health Care Providers & Services - 3.5%
IPC Healthcare [1]	1,000	46,640
National HealthCare	1,900	121,049
U.S. Physical Therapy	700	33,250

		200,939

Life Sciences Tools & Services - 1.7%
Affymetrix [1]	4,000	50,240
Harvard Bioscience [1]	7,700	44,814

		95,054

Total		862,137

Industrials – 16.0%
Construction & Engineering - 4.6%
Aegion Corporation [1]	2,200	39,710
Comfort Systems USA	4,489	94,449
MYR Group [1]	4,000	125,360

		259,519

Electrical Equipment - 1.1%
SL Industries [1]	1,500	64,125

Machinery - 4.0%
Foster (L.B.) Company	600	28,488
Miller Industries	5,920	145,040
Supreme Industries Cl. A	7,100	55,593

		229,121

Professional Services - 4.5%
CDI Corporation	2,500	35,125
Heidrick & Struggles International	2,400	58,992
Resources Connection	2,800	49,000
VSE Corporation	1,400	114,632

		257,749

Trading Companies & Distributors - 1.8%
CAI International [1]	2,000	49,140
Willis Lease Finance [1]	2,800	52,024

		101,164

Total		911,678

Information Technology – 17.0%
Communications Equipment - 4.5%
Comtech Telecommunications	2,800	81,060
Digi International [1]	3,700	36,926
Harmonic [1]	4,300	31,863
PCTEL	6,300	50,400
TESSCO Technologies	2,200	54,252

		254,501

Electronic Equipment, Instruments & Components - 4.6%
CTS Corporation	3,400	61,166
Daktronics	5,300	57,293
PC Connection	3,400	88,706
Vishay Precision Group [1]	3,600	57,348

		264,513

Internet Software & Services - 1.6%
Liquidity Services [1]	5,000	49,400
Monster Worldwide [1]	6,200	39,308

		88,708

IT Services - 1.1%
Computer Task Group	8,400	61,404

Semiconductors & Semiconductor Equipment - 2.4%
Alpha & Omega Semiconductor [1]	5,900	52,569
ChipMOS TECHNOLOGIES (Bermuda)	2,400	59,184
Ultra Clean Holdings [1]	3,800	27,170

		138,923

Software - 2.8%
American Software Cl. A	5,342	54,595
Ebix	2,600	78,988
EnerNOC [1]	2,300	26,220

		159,803

Total		967,852

Materials – 9.8%
Chemicals - 3.1%
Chase Corporation	800	34,984
FutureFuel Corporation	4,900	50,323
KMG Chemicals	1,100	29,403
Trecora Resources [1]	5,300	64,660

		179,370

Construction Materials - 1.8%
United States Lime & Minerals	1,600	103,200

Containers & Packaging - 1.6%
UFP Technologies [1]	3,940	89,753

Metals & Mining - 3.3%
Ampco-Pittsburgh	3,300	57,618
Haynes International	1,400	62,454
Materion Corporation	1,100	42,273
Universal Stainless & Alloy Products [1]	900	23,598

		185,943

Total		558,266

Miscellaneous [5] – 4.3%
Total		244,153

TOTAL COMMON STOCKS
(Cost $4,947,636)		5,453,186

REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $246,000 (collateralized
by obligations of various U.S. Government
Agencies, 3.375% due 11/15/19, valued at $253,796)
(Cost $246,000)		246,000

TOTAL INVESTMENTS – 100.1%
(Cost $5,193,636)		5,699,186

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(6,850)

NET ASSETS – 100.0%		$5,692,336

SCHEDULES OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.5%

Banks - 6.1%
BLOM Bank GDR	8,000	$80,800
Capital City Bank Group	29,822	484,607
Chemung Financial	14,512	410,690
CIT Group	22,400	1,010,688
First Citizens BancShares Cl. A	1,900	493,411
First Republic Bank	11,000	627,990

Total		3,108,186

Capital Markets - 56.2%
AllianceBernstein Holding L.P.	16,500	509,355
Apollo Global Management LLC Cl. A	30,200	652,320
ARA Asset Management	564,000	663,638
Artisan Partners Asset Management Cl. A	18,300	831,918
Ashmore Group	210,000	883,785
BHF Kleinwort Benson Group [1]	99,000	499,451
CETIP - Mercados Organizados	40,700	406,165
Charles Schwab	26,500	806,660
Coronation Fund Managers	52,000	421,262
Cowen Group [1]	117,600	611,520
Diamond Hill Investment Group	6,900	1,104,000
Dundee Corporation Cl. A [1]	42,100	389,904
Edmond de Rothschild (Suisse)	20	287,271
Egyptian Financial Group-Hermes Holding
Company [1]	215,000	445,213
Federated Investors Cl. B	33,800	1,145,482
Financial Engines	22,400	936,992
GMP Capital	108,000	491,161
Interactive Brokers Group Cl. A	12,800	435,456
Invesco	8,000	317,520
IOOF Holdings	11,528	90,141
Jupiter Fund Management	147,000	890,613
Manning & Napier Cl. A	15,800	205,558
Medley Management Cl. A	52,200	573,678
Moelis & Company Cl. A	5,900	177,708
Monroe Capital	58,050	855,076
MVC Capital	47,100	446,508
Northern Trust	11,400	794,010
Oaktree Capital Group LLC Cl. A	4,700	242,802
Och-Ziff Capital Management
Group LLC Cl. A	66,000	834,240
Oppenheimer Holdings Cl. A	10,000	234,600
Piper Jaffray [1]	14,500	760,670
Qalaa Holdings [1]	150,000	49,938
Raymond James Financial	14,600	828,988
Reinet Investments	5,500	109,238
SEI Investments	14,200	626,078
Silvercrest Asset Management
Group Cl. A	41,600	592,800
SPARX Group	220,000	397,595
Sprott	391,500	834,590
State Street	10,150	746,329
Stifel Financial [1]	14,300	797,225
TD Ameritrade Holding Corporation	19,300	719,118
Tokai Tokyo Financial Holdings	9,400	72,604
U.S. Global Investors Cl. A	225,200	719,514
UOB-Kay Hian Holdings	99,122	107,205
Value Partners Group	1,176,000	1,110,912
Vontobel Holding	16,500	699,144
Westwood Holdings Group	15,000	904,500
WisdomTree Investments	58,200	1,248,972

Total		28,509,427

Consumer Finance - 0.3%
Credit Acceptance [1]	848	165,360

Total		165,360

Diversified Financial Services - 12.9%
Bolsa Mexicana de Valores	248,000	422,723
Bolsas y Mercados Espanoles	10,500	467,501
Bursa Malaysia	160,000	370,573
CRISIL	28,000	900,978
Hellenic Exchanges - Athens Stock
Exchange	36,000	180,643
JSE	51,000	517,791
Leucadia National	28,601	637,516
MarketAxess Holdings	9,200	762,680
MSCI	8,700	533,397
SHUAA Capital [1]	580,000	95,568
Singapore Exchange	63,000	373,480
TMX Group	24,250	1,041,953
Warsaw Stock Exchange	19,000	243,678

Total		6,548,481

Hotels, Restaurants & Leisure - 0.2%
Thomas Cook (India)	30,600	102,114

Total		102,114

Insurance - 6.3%
E-L Financial	800	416,880
First American Financial	5,000	178,400
Greenlight Capital Re Cl. A [1]	18,600	591,480
Jardine Lloyd Thompson Group	11,900	184,674
Marsh & McLennan	8,000	448,720
RLI Corp.	10,300	539,823
State Auto Financial	33,800	821,002

Total		3,180,979

Internet Software & Services - 2.6%
Envestnet [1]	15,200	852,416
Xoom Corporation [1]	30,900	453,921

Total		1,306,337

Investment Companies - 1.5%
RIT Capital Partners	33,500	778,555

Total		778,555

IT Services - 2.2%
Broadridge Financial Solutions	13,100	720,631
Vantiv Cl. A [1]	10,000	377,000

Total		1,097,631

Media - 1.5%
Markit [1]	16,000	430,400
Morningstar	4,600	344,586

Total		774,986

Professional Services - 2.3%
Towers Watson & Co. Cl. A	5,500	727,017
Verisk Analytics Cl. A [1]	6,400	456,960

Total		1,183,977

Real Estate Management & Development - 0.8%
Midland Holdings [1]	800,000	351,888
Novation Companies [1],[4]	223,459	53,630

Total		405,518

Software - 3.1%
Fair Isaac	7,400	656,528
SS&C Technologies Holdings	14,200	884,660

Total		1,541,188

Miscellaneous [5] - 0.5%
Total		262,010

TOTAL COMMON STOCKS
(Cost $40,421,418)		48,964,749

REPURCHASE AGREEMENT – 3.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $1,673,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.84% due 9/18/19, valued at $1,708,500)
(Cost $1,673,000)		1,673,000

TOTAL INVESTMENTS – 99.8%
(Cost $42,094,418)		50,637,749

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		109,501

NET ASSETS – 100.0%		$50,747,250

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.3%

Consumer Discretionary – 12.0%
Auto Components - 1.8%
Autoliv	28,600	$3,368,222
Gentex Corporation	163,096	2,984,657
Nokian Renkaat	35,000	1,043,281
Selamat Sempurna	911,800	309,983
STRATTEC SECURITY	8,029	592,861

		8,299,004

Automobiles - 0.2%
Thor Industries	16,740	1,058,136

Diversified Consumer Services - 0.0%
Weight Watchers International [1],[3]	23,500	164,265

Hotels, Restaurants & Leisure - 0.2%
Abu Dhabi National Hotels	642,000	436,984
MTY Food Group	9,500	259,674

		696,658

Household Durables - 0.4%
Forbo Holding	50	59,476
Harman International Industries	3,000	400,890
Hunter Douglas	27,600	1,131,383

		1,591,749

Internet & Catalog Retail - 0.0%
Trade Me	29,100	80,553

Media - 0.4%
Global Mediacom	650,000	86,904
Media Chinese International	322,600	59,165
Media Prima	155,000	71,147
Pico Far East Holdings	1,014,100	234,275
Saga Communications Cl. A	21,966	978,366
T4F Entretenimento [1]	134,800	92,920
Television Broadcasts	26,600	164,158

		1,686,935

Multiline Retail - 0.1%
New World Department Store China	667,000	165,790
Parkson Retail Asia	268,000	117,171

		282,961

Specialty Retail - 7.2%
American Eagle Outfitters	146,800	2,507,344
Ascena Retail Group [1]	242,184	3,514,090
Buckle (The)	109,479	5,593,282
Cato Corporation (The) Cl. A	40,310	1,596,276
DSW Cl. A	65,949	2,432,199
Fielmann	6,400	429,083
GameStop Corporation Cl. A	127,430	4,837,243
Genesco [1]	74,649	5,317,248
Lewis Group	196,000	1,248,295
Luk Fook Holdings (International)	472,200	1,311,348
Oriental Watch Holdings	807,800	126,863
Shoe Carnival	58,228	1,714,232
Stein Mart	90,696	1,129,165
USS	70,000	1,212,153

		32,968,821

Textiles, Apparel & Luxury Goods - 1.7%
Huvis Corporation	19,700	179,323
Le Saunda Holdings	346,100	127,361
Luen Thai Holdings	627,200	116,565
Movado Group	32,400	924,048
Pandora	12,000	1,093,995
Stella International Holdings	604,000	1,445,432
Steven Madden [1]	98,708	3,750,904
Vera Bradley [1],[3]	7,520	122,050

		7,759,678

Total		54,588,760

Consumer Staples – 2.8%
Beverages - 0.0%
Compania Cervecerias Unidas ADR	10,500	217,980

Food & Staples Retailing - 0.5%
FamilyMart	11,750	491,972
Village Super Market Cl. A	55,167	1,734,450

		2,226,422

Food Products - 1.1%
First Resources	142,400	196,032
Hormel Foods	56,000	3,183,600
Industrias Bachoco ADR [1]	6,100	304,085
J&J Snack Foods	10,300	1,099,010
Lancaster Colony	3,000	285,510

		5,068,237

Personal Products - 1.2%
Nu Skin Enterprises Cl. A	89,945	5,415,588

Total		12,928,227

Energy – 4.3%
Energy Equipment & Services - 3.9%
Atwood Oceanics	59,100	1,661,301
Ensco Cl. A	66,600	1,403,262
Ensign Energy Services	25,300	198,357
Helmerich & Payne	83,954	5,714,749
Oil States International [1]	31,393	1,248,500
Pason Systems	44,000	693,411
TGS-NOPEC Geophysical	100,900	2,239,534
Tidewater	76,500	1,464,210
Total Energy Services	14,279	158,511
Transocean [3]	194,900	2,859,183

		17,641,018

Oil, Gas & Consumable Fuels - 0.4%
Cimarex Energy	4,100	471,869
Gaztransport Et Technigaz	22,700	1,339,521

		1,811,390

Total		19,452,408

Financials – 26.0%
Banks - 1.5%
Ames National	32,739	813,564
BLOM Bank GDR	63,000	636,300
BOK Financial	22,114	1,353,819
Camden National	15,422	614,413
City Holding Company	20,901	982,974
First Republic Bank	44,700	2,551,923

		6,952,993

Capital Markets - 14.5%
Alaris Royalty	33,000	860,337
AllianceBernstein Holding L.P.	123,500	3,812,445
Apollo Global Management LLC Cl. A	157,300	3,397,680
ARA Asset Management	1,108,200	1,303,978
Artisan Partners Asset Management Cl. A	73,100	3,323,126
Ashmore Group	464,250	1,953,797
Aurelius	6,400	268,386
CETIP - Mercados Organizados	12,000	119,754
Close Brothers Group	18,000	415,782
Coronation Fund Managers	266,000	2,154,916
Diamond Hill Investment Group	27,207	4,353,120
Egyptian Financial Group-Hermes Holding
Company [1]	159,000	329,250
Federated Investors Cl. B	119,000	4,032,910
GCA Savvian	11,400	136,813
Gluskin Sheff + Associates	51,700	1,092,331
GMP Capital	296,000	1,346,145
Invesco	39,800	1,579,662
Investec	20,000	165,727
Jupiter Fund Management	550,000	3,332,226
KKR & Co. L.P.	200,258	4,567,885
Lazard Cl. A	9,000	473,310
Oaktree Capital Group LLC Cl. A	32,900	1,699,614
Och-Ziff Capital Management
Group LLC Cl. A	108,100	1,366,384
SEI Investments	116,700	5,145,303
Sprott	735,700	1,568,347
State Street	55,900	4,110,327
T. Rowe Price Group	9,100	736,918
Value Partners Group	4,597,000	4,342,570
VZ Holding	8,300	1,620,190
Waddell & Reed Financial Cl. A	61,105	3,027,142
Westwood Holdings Group	62,473	3,767,122

		66,403,497

Consumer Finance - 0.1%
Ally Financial [1]	15,100	316,798

Diversified Financial Services - 1.3%
Bolsa Mexicana de Valores	1,443,000	2,459,632
Hellenic Exchanges - Athens Stock
Exchange	158,000	792,822
Inversiones La Construccion	7,500	87,898
Singapore Exchange	140,000	829,955
Warsaw Stock Exchange	135,400	1,736,528

		5,906,835

Insurance - 6.4%
Allied World Assurance Company
Holdings	21,894	884,518
Cincinnati Financial	43,500	2,317,680
E-L Financial	4,400	2,292,843
Erie Indemnity Cl. A	24,200	2,111,692
Marsh & McLennan	68,400	3,836,556
PartnerRe	28,671	3,277,955
Reinsurance Group of America	60,555	5,643,120
Symetra Financial	144,100	3,380,586
Willis Group Holdings	111,100	5,352,798

		29,097,748

Real Estate Investment Trusts (REITs) - 0.6%
DCT Industrial Trust	24,600	852,636
Essex Property Trust	8,000	1,839,200

		2,691,836

Real Estate Management & Development - 0.4%
Brasil Brokers Participacoes	69,200	59,193
E-House (China) Holdings ADR	19,200	104,256
Midland Holdings [1]	3,100,900	1,363,960
Relo Holdings	2,300	203,851
Sun Frontier Fudousan	10,000	92,136

		1,823,396

Thrifts & Mortgage Finance - 1.2%
Genworth MI Canada	162,148	3,584,654
TrustCo Bank Corp. NY	305,660	2,102,941

		5,687,595

Total		118,880,698

Health Care – 3.7%
Health Care Equipment & Supplies - 1.6%
Atrion Corporation	10,500	3,627,855
DENTSPLY International	73,600	3,745,504

		7,373,359

Health Care Providers & Services - 1.3%
Aceto Corporation	15,400	338,800
Chemed Corporation	7,508	896,455
MEDNAX [1]	10,700	775,857
Owens & Minor	120,100	4,064,184

		6,075,296

Health Care Technology - 0.1%
CompuGroup Medical	7,300	211,389
EMIS Group	9,000	115,594

		326,983

Pharmaceuticals - 0.7%
Recordati	82,300	1,536,577
Santen Pharmaceutical	104,000	1,513,351
Unichem Laboratories	35,000	113,291

		3,163,219

Total		16,938,857

Industrials – 20.5%
Aerospace & Defense - 0.9%
American Science and Engineering	46,145	2,254,645
HEICO Corporation Cl. A	36,132	1,789,979
Magellan Aerospace	25,700	271,904

		4,316,528

Air Freight & Logistics - 1.9%
C. H. Robinson Worldwide	33,500	2,452,870
Expeditors International of Washington	124,600	6,003,228

		8,456,098

Building Products - 1.1%
AAON	58,187	1,427,327
Geberit	1,000	375,395
Simpson Manufacturing	57,600	2,152,512
TOTO	74,000	1,099,881

		5,055,115

Commercial Services & Supplies - 2.5%
Brink’s Company (The)	100	2,763
Cintas Corporation	41,100	3,354,993
Civeo Corporation [1]	83,400	211,836
Collection House	62,514	110,260
Itoki Corporation	47,100	300,218
Kaba Holding	2,100	1,264,177
MSA Safety	35,000	1,745,800
Ritchie Bros. Auctioneers	90,092	2,246,895
Societe BIC	6,600	940,008
UniFirst Corporation	12,155	1,430,522

		11,607,472

Construction & Engineering - 0.3%
KBR	100,000	1,448,000

Electrical Equipment - 2.0%
AZZ	53,700	2,501,883
Hubbell Cl. B	36,400	3,990,168
Regal Beloit	30,200	2,413,584
Zumtobel Group	8,700	215,837

		9,121,472

Machinery - 7.2%
Alamo Group	10,202	644,052
CB Industrial Product Holding	258,200	142,229
CB Industrial Product Holding
(Warrants) [1]	43,033	5,577
China Metal International Holdings	352,000	109,909
CLARCOR	59,800	3,950,388
Donaldson Company	88,300	3,329,793
Federal Signal	21,100	333,169
Flowserve Corporation	20,100	1,135,449
Freund Corporation	11,700	121,954
Graco	52,100	3,759,536
IDEX Corporation	37,300	2,828,459
John Bean Technologies	81,556	2,913,180
Kennametal	32,314	1,088,659
Lincoln Electric Holdings	30,050	1,964,970
Lindsay Corporation	27,500	2,096,875
Luxfer Holdings ADR	6,000	80,220
Miller Industries	41,314	1,012,193
Nitto Kohki	5,800	104,580
Obara Group	5,400	305,336
Pfeiffer Vacuum Technology	13,500	1,149,103
Spirax-Sarco Engineering	35,148	1,775,482
Tennant Company	18,400	1,202,808
Valmont Industries	20,600	2,531,328
Zuiko Corporation	6,300	240,814

		32,826,063

Marine - 0.4%
Clarkson	54,600	1,821,592

Professional Services - 1.6%
ManpowerGroup	41,700	3,592,455
Towers Watson & Co. Cl. A	29,000	3,833,365

		7,425,820

Road & Rail - 1.6%
Amerco	10,442	3,450,037
Globaltrans Investment GDR [1]	10,400	47,076
Landstar System	55,400	3,673,020

		7,170,133

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies	93,025	4,217,753
Brammer	41,000	243,200

		4,460,953

Total		93,709,246

Information Technology – 13.9%
Communications Equipment - 1.5%
Brocade Communications Systems	274,900	3,261,688
Plantronics	55,808	2,955,034
TESSCO Technologies	25,949	639,902

		6,856,624

Electronic Equipment, Instruments & Components - 6.5%
Amphenol Corporation Cl. A	52,600	3,099,718
AVX Corporation	142,300	2,030,621
Cognex Corporation [1]	10,000	495,900
Domino Printing Sciences	32,600	451,915
FLIR Systems	213,800	6,687,664
Littelfuse	30,263	3,007,840
MTS Systems	42,193	3,191,900
National Instruments	123,500	3,956,940
Vaisala Cl. A	48,000	1,346,610
Vishay Intertechnology	407,988	5,638,394

		29,907,502

Internet Software & Services - 0.0%
Leju Holdings ADR [1]	960	7,642

IT Services - 4.0%
Broadridge Financial Solutions	78,800	4,334,788
Calian Technologies	23,296	340,276
Convergys Corporation	167,415	3,828,781
eClerx Services	116,700	2,969,873
ManTech International Cl. A	34,836	1,182,334
Metrofile Holdings	1,476,000	554,938
Western Union	239,500	4,983,995

		18,194,985

Semiconductors & Semiconductor Equipment - 0.3%
Eugene Technology	11,665	149,263
MKS Instruments	32,400	1,095,444
Teradyne	20,000	377,000

		1,621,707

Software - 0.8%
Computer Modelling Group	140,000	1,406,024
Lectra	22,500	316,906
Silverlake Axis	87,800	87,661
Totvs	150,000	1,715,467

		3,526,058

Technology Hardware, Storage & Peripherals - 0.8%
Diebold	98,900	3,506,994

Total		63,621,512

Materials – 12.9%
Chemicals - 2.4%
Balchem Corporation	25,050	1,387,269
Cabot Corporation	6,500	292,500
Fujimori Kogyo	2,900	86,032
Innospec	80,800	3,748,312
Quaker Chemical	26,800	2,295,152
Stepan Company	60,600	2,524,596
Victrex	7,500	208,500
Westlake Chemical	5,700	410,058

		10,952,419

Containers & Packaging - 1.8%
AptarGroup	68,600	4,357,472
Greif Cl. A	92,700	3,640,329
Nampak	30,000	100,473

		8,098,274

Metals & Mining - 8.3%
Agnico Eagle Mines	78,000	2,179,320
Allegheny Technologies	106,900	3,208,069
Carpenter Technology	92,400	3,592,512
Commercial Metals	18,700	302,753
Compass Minerals International	38,100	3,551,301
Franco-Nevada Corporation	17,400	844,596
Fresnillo	216,000	2,180,386
Hecla Mining	135,000	402,300
Hi-Crush Partners L.P.	20,000	701,400
Imdex [1]	169,600	46,475
Major Drilling Group International	409,400	2,220,661
Pan American Silver	284,000	2,490,680
Randgold Resources ADR	40,000	2,770,800
Reliance Steel & Aluminum	122,306	7,470,450
Royal Gold	22,100	1,394,731
Sims Metal Management	172,000	1,617,169
Steel Dynamics	21,000	422,100
Worthington Industries	97,900	2,605,119

		38,000,822

Paper & Forest Products - 0.4%
Schweitzer-Mauduit International	38,400	1,771,008
Stella-Jones	3,840	120,547

		1,891,555

Total		58,943,070

Telecommunication Services – 1.1%
Diversified Telecommunication Services - 0.6%
Inmarsat	210,000	2,881,050

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems	91,500	2,278,350

Total		5,159,400

Utilities – 0.7%
Water Utilities - 0.7%
Aqua America	116,400	3,067,140

Total		3,067,140

Miscellaneous [5] – 0.4%
Total		1,627,363

TOTAL COMMON STOCKS
(Cost $370,103,012)		448,916,681

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $3,140,474)		3,140,474

TOTAL INVESTMENTS – 99.0%
(Cost $373,243,486)		452,057,155

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.0%		4,474,358

NET ASSETS – 100.0%		$456,531,513

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.1%

Austria – 4.9%
Mayr-Melnhof Karton	3,900	$402,494
Schoeller-Bleckmann Oilfield Equipment	3,500	223,011
Semperit AG Holding	8,000	375,565

Total		1,001,070

Belgium – 0.6%
Sipef	2,045	116,724

Total		116,724

China – 1.5%
Joyou [1]	19,000	301,732

Total		301,732

Cyprus – 1.6%
Globaltrans Investment GDR [1]	72,200	326,819

Total		326,819

Denmark – 1.2%
Zealand Pharma [1]	16,000	239,462

Total		239,462

Finland – 2.5%
Nokian Renkaat	17,000	506,737

Total		506,737

France – 18.5%
Altamir	23,200	289,370
Alten	7,500	344,440
Boiron	1,500	161,078
Gaztransport Et Technigaz	2,400	141,623
Lectra	20,000	281,694
Manutan International	10,000	488,391
Neurones	15,000	240,314
Nexity	6,300	263,510
Parrot [1]	11,500	255,198
SEB	4,500	324,247
Stallergenes	5,000	274,184
Tarkett	10,000	225,736
Vetoquinol	9,000	349,419
Virbac	650	153,606

Total		3,792,810

Germany – 5.7%
Amadeus Fire	2,500	198,034
Bertrandt	1,600	233,238
LPKF Laser & Electronics	30,000	336,130
SNP Schneider-Neureither & Partner	16,000	219,316
Takkt	10,000	183,219

Total		1,169,937

Ireland – 1.1%
Mincon Group	294,000	226,782

Total		226,782

Italy – 6.1%
Azimut Holding	9,600	274,114
B&C Speakers	30,000	248,286
De’Longhi	8,000	173,580
DiaSorin	7,400	325,381
Recordati	12,500	233,381

Total		1,254,742

Netherlands – 3.0%
Brunel International	16,900	323,097
Fugro [1]	11,300	302,825

Total		625,922

Norway – 5.0%
Borregaard	28,900	213,439
Fred. Olsen Energy [1]	20,000	142,837
Leroy Seafood Group	6,500	189,558
Spectrum	35,000	152,147
TGS-NOPEC Geophysical	14,800	328,495

Total		1,026,476

Poland – 1.2%
Elektrobudowa	9,000	250,979

Total		250,979

Slovenia – 1.6%
Krka d.d., Novo mesto	5,000	329,986

Total		329,986

Switzerland – 8.9%
Burkhalter Holding	2,000	215,828
Carlo Gavazzi Holding	1,400	307,801
Kardex	3,000	173,008
Schaffner Holding	950	244,657
VZ Holding	3,000	585,611
Zehnder Group	6,700	312,221

Total		1,839,126

United Kingdom – 33.7%
Ashmore Group	105,000	441,893
AVEVA Group	18,800	411,330
Brammer	40,000	237,268
Circassia Pharmaceuticals [1]	20,000	83,014
Clarkson	13,400	447,057
Consort Medical	31,700	404,248
E2V Technologies	120,300	343,950
Elementis	91,400	392,849
HellermannTyton Group	75,000	371,862
ITE Group	87,500	234,168
Jupiter Fund Management	31,200	189,028
Keller Group	12,500	175,738
Kennedy Wilson Europe Real Estate	27,170	442,786
Latchways	33,700	372,471
Polypipe Group	67,300	275,701
Porvair	40,000	178,045
Rotork	5,500	201,442
Senior	70,000	337,339
Severfield [1]	170,000	166,374
Spirax-Sarco Engineering	3,000	151,543
Spirent Communications	200,000	258,654
Synthomer	85,000	387,454
Treatt	85,000	183,455
Xaar	36,100	220,545

Total		6,908,214

TOTAL COMMON STOCKS
(Cost $21,831,907)		19,917,518

REPURCHASE AGREEMENT – 6.1%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $1,255,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.84% due 9/18/19, valued at $1,281,375)
(Cost $1,255,000)		1,255,000

TOTAL INVESTMENTS – 103.2%
(Cost $23,086,907)		21,172,518

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.2)%		(662,415)

NET ASSETS – 100.0%		$20,510,103

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.4%

Australia – 0.7%
TFS Corporation	395,400	$528,266

Total		528,266

Austria – 2.9%
Mayr-Melnhof Karton	7,700	794,668
Semperit AG Holding	19,300	906,051
Zumtobel Group	20,700	513,543

Total		2,214,262

Brazil – 3.2%
CETIP - Mercados Organizados	97,500	972,999
MAHLE Metal Leve	86,000	536,228
Totvs	76,100	870,314

Total		2,379,541

Canada – 4.0%
Gildan Activewear	7,500	221,400
Magellan Aerospace	133,900	1,416,652
MTY Food Group	13,800	377,210
Richelieu Hardware	9,800	487,543
Ritchie Bros. Auctioneers	19,900	496,306

Total		2,999,111

Chile – 1.6%
Inversiones La Construccion	68,900	807,492
Sonda	155,400	367,038

Total		1,174,530

China – 2.2%
AAC Technologies Holdings	30,000	184,956
E-House (China) Holdings ADR	119,500	648,885
Haitian International Holdings	167,000	379,891
Xtep International Holdings	1,518,800	474,059

Total		1,687,791

Cyprus – 0.7%
Globaltrans Investment GDR [1]	119,000	538,664

Total		538,664

Finland – 1.1%
Nokian Renkaat	27,000	804,817

Total		804,817

France – 3.7%
Alten	30,600	1,405,316
Lectra	21,310	300,145
Nexity	5,400	225,866
Norbert Dentressangle	1,800	305,028
Technicolor [1]	81,400	525,646

Total		2,762,001

Germany – 3.1%
Aurelius	8,561	359,009
Carl Zeiss Meditec	29,800	779,563
CompuGroup Medical	12,000	347,488
GFT Technologies	11,900	234,900
Nemetschek	2,000	259,362
Schaltbau Holding	7,200	366,755

Total		2,347,077

Hong Kong – 6.7%
I.T	1,690,000	566,828
New World Department Store China	3,858,900	959,167
Pacific Textiles Holdings	295,000	406,825
Television Broadcasts	254,100	1,568,140
Value Partners Group	1,607,400	1,518,435

Total		5,019,395

India – 2.1%
Apollo Tyres	100,000	268,303
Bajaj Holdings & Investment	39,100	810,461
Grasim Industries	6,374	369,129
Shriram Transport Finance	9,000	159,508

Total		1,607,401

Indonesia – 0.4%
Selamat Sempurna	792,700	269,493

Total		269,493

Japan – 12.8%
C. Uyemura & Co.	13,500	670,800
EPS Corporation	52,500	620,560
FamilyMart	17,500	732,724
GCA Savvian	50,000	600,057
Itoki Corporation	52,700	335,913
Leopalace21 Corporation [1]	82,400	431,683
Miraca Holdings	5,500	253,439
MISUMI Group	17,500	706,617
Namura Shipbuilding	35,300	332,243
Nihon Kohden	4,000	109,089
Nishikawa Rubber	17,000	280,873
Obara Group	27,200	1,537,991
SPARX Group	226,300	408,981
Sun Frontier Fudousan	34,400	316,947
Tokai Tokyo Financial Holdings	56,400	435,625
TOTO	22,700	337,396
Trancom	6,600	289,220
USS	50,000	865,824
Zuiko Corporation	10,300	393,711

Total		9,659,693

Malaysia – 0.3%
CB Industrial Product Holding	400,000	220,339

Total		220,339

Mexico – 0.9%
Industrias Bachoco ADR [1]	14,100	702,885

Total		702,885

Netherlands – 0.3%
Lucas Bols Holding [1]	11,937	229,366

Total		229,366

Norway – 1.9%
Borregaard	40,000	295,418
TGS-NOPEC Geophysical	37,500	832,334
Tomra Systems	37,400	314,502

Total		1,442,254

Singapore – 1.0%
Silverlake Axis	750,000	748,813

Total		748,813

South Africa – 1.2%
Lewis Group	110,000	700,574
Nampak	70,000	234,437

Total		935,011

South Korea – 0.3%
Huvis Corporation	27,200	247,593

Total		247,593

Spain – 0.6%
Atento [1]	38,400	456,576

Total		456,576

Switzerland – 2.4%
Forbo Holding	50	59,477
Garmin	17,700	841,104
VZ Holding	4,800	936,977

Total		1,837,558

Taiwan – 2.2%
Flytech Technology	65,100	264,005
Kinik Company	147,100	313,037
Makalot Industrial	50,200	360,547
Parade Technologies	14,200	133,624
Taiwan Paiho	242,100	583,132

Total		1,654,345

United Arab Emirates – 0.3%
Al Noor Hospitals Group	16,000	240,559

Total		240,559

United Kingdom – 9.0%
Abcam	102,100	734,275
Ashmore Group	195,000	820,658
AVEVA Group	36,600	800,782
Brammer	26,000	154,224
Clarkson	41,400	1,381,207
EMIS Group	15,700	201,648
HellermannTyton Group	153,100	759,093
Kennedy Wilson Europe Real Estate	8,865	144,472
Rotork	25,500	933,956
Synthomer	190,000	866,073

Total		6,796,388

United States – 26.8%
Advance Auto Parts	1,300	194,597
AGCO Corporation	12,400	590,736
Alleghany Corporation [1]	775	377,425
Anixter International [1]	11,700	890,721
ANSYS [1]	2,600	229,294
Applied Industrial Technologies	3,300	149,622
Artisan Partners Asset Management Cl. A	11,200	509,152
Badger Meter	1,000	59,940
Bed Bath & Beyond [1]	11,500	882,912
BorgWarner	5,300	320,544
Cabot Corporation	2,500	112,500
Cal-Maine Foods	5,700	222,642
Carlisle Companies	6,500	602,095
Carter’s	1,400	129,458
Copart [1]	5,100	191,607
Diodes [1]	6,200	177,072
Dollar Tree [1]	11,400	925,053
Dorman Products [1]	2,200	109,450
Drew Industries	11,000	676,940
DST Systems	2,000	221,420
E*TRADE Financial [1]	6,900	197,029
Evercore Partners Cl. A	1,000	51,660
Finish Line (The) Cl. A	3,100	76,012
GATX Corporation	2,100	121,758
Genesee & Wyoming Cl. A [1]	2,500	241,100
Gentex Corporation	10,000	183,000
IHS Cl. A [1]	1,300	147,888
Jones Lang LaSalle	1,600	272,640
Kennedy-Wilson Holdings	26,700	697,938
Lam Research	1,100	77,259
ManpowerGroup	11,000	947,650
Mentor Graphics	9,800	235,494
Minerals Technologies	10,900	796,790
Mohawk Industries [1]	4,900	910,175
Monro Muffler Brake	2,300	149,615
Premier Cl. A [1]	2,800	105,224
Quaker Chemical	2,500	214,100
RBC Bearings	3,600	275,544
Reliance Steel & Aluminum	8,900	543,612
Rogers Corporation [1]	500	41,105
Sanderson Farms	3,100	246,915
SEI Investments	6,700	295,403
Sensient Technologies	3,800	261,744
Sotheby’s	4,700	198,622
Standard Motor Products	14,263	602,754
Sun Hydraulics	3,700	153,032
Thor Industries	15,400	973,434
Towers Watson & Co. Cl. A	2,100	277,589
UGI Corporation	13,400	436,706
Valmont Industries	7,900	970,752
Waste Connections	4,000	192,560
Waters Corporation [1]	1,300	161,616
Westlake Chemical	9,000	647,460
Westwood Holdings Group	2,462	148,459
World Fuel Services	14,500	833,460

Total		20,259,279

TOTAL COMMON STOCKS
(Cost $70,246,531)		69,763,008

REPURCHASE AGREEMENT – 8.4%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $6,371,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.84% due 9/18/19, valued at $6,502,350)
(Cost $6,371,000)		6,371,000

TOTAL INVESTMENTS – 100.8%
(Cost $76,617,531)		76,134,008

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(623,903)

NET ASSETS – 100.0%		$75,510,105

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALLER-COMPANIES FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.5%

Australia – 0.8%
Programmed Maintenance Services	122,600	$225,539

Total		225,539

Austria – 3.6%
Mayr-Melnhof Karton	3,900	402,494
Schoeller-Bleckmann Oilfield Equipment	2,500	159,294
Semperit AG Holding	11,000	516,402

Total		1,078,190

Brazil – 5.3%
Brasil Brokers Participacoes	195,000	166,800
CETIP - Mercados Organizados	40,000	399,179
Eternit	165,100	154,156
Grendene	54,000	276,637
Kepler Weber	22,500	195,634
MAHLE Metal Leve	60,000	374,113

Total		1,566,519

Canada – 2.1%
Magellan Aerospace	40,000	423,197
MTY Food Group	7,500	205,006

Total		628,203

Chile – 1.4%
Inversiones La Construccion	34,000	398,472

Total		398,472

China – 2.0%
Pacific Online	840,300	352,714
Xtep International Holdings	726,800	226,854

Total		579,568

Cyprus – 0.8%
Globaltrans Investment GDR [1]	52,500	237,646

Total		237,646

France – 4.9%
Gaztransport Et Technigaz	5,500	324,553
Manutan International	7,500	366,293
Nexity	10,000	418,270
Vetoquinol	9,000	349,419

Total		1,458,535

Germany – 3.7%
Bertrandt	3,000	437,320
KWS Saat	1,400	407,150
LPKF Laser & Electronics	22,500	252,098

Total		1,096,568

Hong Kong – 8.2%
I.T	800,000	268,321
Luk Fook Holdings (International)	100,000	277,710
Midland Holdings [1]	635,900	279,707
New World Department Store China	1,362,700	338,712
Pico Far East Holdings	1,595,500	368,589
Television Broadcasts	60,000	370,281
Value Partners Group	570,000	538,452

Total		2,441,772

India – 8.9%
AIA Engineering	14,600	296,832
Apollo Tyres	118,100	316,865
Bajaj Holdings & Investment	10,000	207,279
Graphite India	125,000	166,225
Grasim Industries	2,324	134,587
Ipca Laboratories	35,900	366,042
KPIT Technologies	134,000	403,969
Shriram Transport Finance	25,500	451,941
Thomas Cook (India)	90,000	300,335

Total		2,644,075

Indonesia – 1.4%
Ramayana Lestari Sentosa	3,000,000	171,909
Selamat Sempurna	750,000	254,976

Total		426,885

Italy – 1.2%
DiaSorin	8,300	364,954

Total		364,954

Japan – 19.6%
Benesse Holdings	11,500	362,239
C. Uyemura & Co.	8,000	397,511
EPS Corporation	30,000	354,606
FamilyMart	9,000	376,829
Horiba	8,500	324,227
Meitec Corporation	5,500	184,416
Milbon	8,500	273,041
Miraca Holdings	7,000	322,559
Miraial	24,500	299,077
Moshi Moshi Hotline	27,500	300,369
Nishikawa Rubber	15,000	247,829
Obara Group	8,000	452,350
Relo Holdings	3,400	301,346
Santen Pharmaceutical	30,000	436,543
Square Enix Holdings	8,500	182,228
Trancom	8,000	350,569
USS	21,000	363,646
Zuiko Corporation	7,500	286,683

Total		5,816,068

Malaysia – 2.7%
CB Industrial Product Holding	599,600	330,288
Media Prima	400,000	183,607
Padini Holdings	726,800	286,000

Total		799,895

Mexico – 1.2%
Grupo SIMEC Ser. B [1]	72,700	198,795
Industrias Bachoco ADR [1]	3,000	149,550

Total		348,345

Netherlands – 1.2%
Brunel International	19,000	363,245

Total		363,245

Norway – 2.3%
Kongsberg Gruppen	14,000	278,754
TGS-NOPEC Geophysical	18,000	399,520

Total		678,274

Singapore – 2.7%
ARA Asset Management	299,800	352,764
Biosensors International Group [1]	800,000	443,117

Total		795,881

Slovenia – 1.5%
Krka d.d., Novo mesto	6,500	428,981

Total		428,981

South Africa – 2.3%
Blue Label Telecoms	454,200	325,677
Lewis Group	30,000	191,066
Raubex Group	99,900	149,047

Total		665,790

Sweden – 1.4%
Industrivarden Cl. C	22,700	426,615

Total		426,615

Switzerland – 4.6%
Kaba Holding	650	391,293
VZ Holding	2,900	566,090
Zehnder Group	9,000	419,401

Total		1,376,784

Turkey – 0.6%
Mardin Cimento Sanayii	99,900	185,533

Total		185,533

United Arab Emirates – 0.9%
Aramex	268,585	252,617

Total		252,617

United Kingdom – 10.2%
Ashmore Group	100,000	420,850
Consort Medical	31,800	405,524
E2V Technologies	170,000	486,048
Elementis	74,900	321,930
Fenner	50,000	148,684
ITE Group	75,000	200,715
Kennedy Wilson Europe Real Estate	21,770	354,783
Polypipe Group	85,000	348,210
Spirent Communications	265,000	342,716

Total		3,029,460

TOTAL COMMON STOCKS
(Cost $29,112,858)		28,314,414

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $308,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.84% due 9/18/19, valued at $316,575)
(Cost $308,000)		308,000

TOTAL INVESTMENTS – 96.5%
(Cost $29,420,858)		28,622,414

CASH AND OTHER ASSETS
LESS LIABILITIES – 3.5%		1,033,756

NET ASSETS – 100.0%		$29,656,170

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY SELECT FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 100.2%

Consumer Discretionary – 22.8%
Auto Components - 1.1%
Shiloh Industries [1]	16,500	$231,660

Hotels, Restaurants & Leisure - 1.3%
Belmond Cl. A [1]	12,000	147,360
Ignite Restaurant Group [1]	27,000	130,950

		278,310

Household Durables - 5.8%
Dixie Group [1],[7]	30,000	271,500
Installed Building Products [1]	9,500	206,720
M.D.C. Holdings	13,300	379,050
New Home [1]	22,500	358,875

		1,216,145

Media - 1.3%
Ballantyne Strong [1],[7]	28,000	126,840
McClatchy Company (The) Cl. A [1]	80,000	147,200

		274,040

Multiline Retail - 0.4%
J.C. Penney Company [1]	10,000	84,100

Specialty Retail - 10.5%
American Eagle Outfitters	22,500	384,300
bebe stores	59,000	214,170
DSW Cl. A [7]	9,500	350,360
Hibbett Sports [1]	7,000	343,420
Pacific Sunwear of California [1],[7]	57,500	158,700
TravelCenters of America LLC [1]	18,000	313,920
Zumiez [1]	11,400	458,850

		2,223,720

Textiles, Apparel & Luxury Goods - 2.4%
Quiksilver [1]	72,500	134,125
Steven Madden [1],[7]	10,000	380,000

		514,125

Total		4,822,100

Consumer Staples – 1.3%
Food Products - 1.3%
Landec Corporation [1]	19,500	272,025

Total		272,025

Energy – 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Pengrowth Energy	25,000	74,750
Scorpio Tankers	20,000	188,400

Total		263,150

Financials – 5.7%
Banks - 0.8%
TriState Capital Holdings [1]	15,000	157,050

Consumer Finance - 0.8%
Green Dot Cl. A [1],[7]	11,000	175,120

Insurance - 2.1%
MBIA [1]	48,000	446,400

Real Estate Investment Trusts (REITs) - 2.0%
Gramercy Property Trust [7]	10,500	294,735
RAIT Financial Trust	20,000	137,200

		431,935

Total		1,210,505

Health Care – 9.3%
Biotechnology - 0.6%
CareDx [1],[7]	22,249	123,371

Health Care Equipment & Supplies - 4.9%
Accuray [1]	40,000	372,000
OraSure Technologies [1]	45,000	294,300
Trinity Biotech ADR Cl. A	19,500	375,375

		1,041,675

Health Care Providers & Services - 1.4%
Owens & Minor	9,000	304,560

Health Care Technology - 1.2%
Allscripts Healthcare Solutions [1]	21,000	251,160

Life Sciences Tools & Services - 1.2%
Cambrex Corporation [1],[7]	6,500	257,595

Total		1,978,361

Industrials – 13.5%
Aerospace & Defense - 1.0%
Kratos Defense & Security Solutions [1]	40,000	221,200

Air Freight & Logistics - 2.8%
Atlas Air Worldwide Holdings [1],[7]	7,500	322,650
XPO Logistics [1]	6,000	272,820

		595,470

Building Products - 1.6%
Builders FirstSource [1]	50,000	333,500

Electrical Equipment - 1.7%
Power Solutions International [1]	5,500	353,595

Machinery - 1.2%
Mueller Water Products Cl. A	26,000	256,100

Marine - 0.4%
Baltic Trading	50,000	74,500

Road & Rail - 2.9%
Covenant Transport Group Cl. A [1],[7]	9,000	298,440
Swift Transportation Cl. A [1]	12,500	325,250

		623,690

Trading Companies & Distributors - 1.9%
Air Lease Cl. A	10,500	396,270

Total		2,854,325

Information Technology – 37.0%
Communications Equipment - 2.8%
Aerohive Networks [1]	38,000	169,480
Applied Optoelectronics [1]	17,100	237,348
Extreme Networks [1]	56,700	179,172

		586,000

Electronic Equipment, Instruments & Components - 3.8%
II-VI [1]	13,800	254,748
Newport Corporation [1]	15,000	285,900
Planar Systems [1]	41,000	257,890

		798,538

Internet Software & Services - 8.1%
Amber Road [1]	40,000	370,000
Carbonite [1]	30,500	436,150
EarthLink Holdings	90,000	399,600
Limelight Networks [1]	92,500	335,775
Monster Worldwide [1]	27,500	174,350

		1,715,875

IT Services - 0.8%
Datalink Corporation [1],[7]	15,000	180,600

Semiconductors & Semiconductor Equipment - 13.7%
Alpha & Omega Semiconductor [1],[7]	17,000	151,470
Brooks Automation	10,003	116,335
Exar Corporation [1]	45,000	452,250
Inphi Corporation [1]	17,200	306,676
Integrated Silicon Solution	9,000	161,010
Intersil Corporation Cl. A	20,000	286,400
Kopin Corporation [1]	50,000	176,000
Mattson Technology [1]	100,000	394,000
NeoPhotonics Corporation [1]	17,066	115,195
OmniVision Technologies [1]	8,500	224,145
Rudolph Technologies [1],[7]	13,903	153,211
Spire Corporation [1],[4]	36,000	10,192
SunEdison Semiconductor [1]	13,514	348,931

		2,895,815

Software - 4.9%
A10 Networks [1]	55,000	238,150
Mentor Graphics	15,000	360,450
Smith Micro Software [1],[7]	45,000	57,600
Tangoe [1]	27,235	375,843

		1,032,043

Technology Hardware, Storage & Peripherals - 2.9%
Logitech International	30,500	401,075
QLogic Corporation [1]	15,000	221,100

		622,175

Total		7,831,046

Materials – 6.0%
Chemicals - 0.9%
Kraton Performance Polymers [1]	9,000	181,890

Construction Materials - 2.0%
U.S. Concrete [1]	12,500	423,500

Metals & Mining - 3.1%
Century Aluminum [1]	16,500	227,700
Commercial Metals	21,000	339,990
Noranda Aluminum Holding Corporation	34,000	100,980

		668,670

Total		1,274,060

Telecommunication Services – 1.7%
Diversified Telecommunication Services - 1.7%
Iridium Communications [1]	38,000	368,980

Total		368,980

Miscellaneous [5] – 1.6%
Total		346,912

TOTAL COMMON STOCKS
(Cost $19,671,649)		21,221,464

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $474,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.84% due 9/18/19, valued at $487,425)
(Cost $474,000)		474,000

TOTAL INVESTMENTS – 102.4%
(Cost $20,145,649)		21,695,464

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.4)%		(517,105)

NET ASSETS – 100.0%		$21,178,359

SECURITIES SOLD SHORT
COMMON STOCKS – 8.5%
Consumer Discretionary – 1.8%
Household Durables - 0.3%
La-Z-Boy	2,500	$70,275

Specialty Retail - 1.1%
Lumber Liquidators Holdings	4,000	123,120
Mattress Firm Holding Corporation	1,500	104,460

		227,580

Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings	1,300	85,475

Total		383,330

Consumer Staples – 0.3%
Food & Staples Retailing - 0.3%
Fresh Market (The)	1,700	69,088

Total		69,088

Energy – 1.0%
Energy Equipment & Services - 1.0%
U.S. Silica Holdings	6,000	213,660

Total		213,660

Financials – 0.7%
Capital Markets - 0.7%
Janus Capital Group	8,000	137,520

Total		137,520

Industrials – 4.0%
Building Products - 0.8%
Trex Company	3,000	163,590

Construction & Engineering - 1.4%
Dycom Industries	6,000	293,040

Machinery - 1.5%
CIRCOR International	2,200	120,340
Parker Hannifin	1,000	118,780
TriMas Corporation	3,000	92,370

		331,490

Road & Rail - 0.3%
Avis Budget Group	1,000	59,015

Total		847,135

Information Technology – 0.7%
Internet Software & Services - 0.7%
Zillow Group Cl. A	1,500	150,450

Total		150,450

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,811,662)		$1,801,183

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.5%

Australia – 5.1%
Collection House	56,470	$99,600
Imdex [1]	124,800	34,199
Medusa Mining [1]	37,500	26,874
Programmed Maintenance Services	18,250	33,573
TFS Corporation	64,651	86,376
Webjet	18,450	55,377

Total		335,999

Austria – 1.0%
Zumtobel Group	2,500	62,022

Total		62,022

Belgium – 0.8%
Ion Beam Applications [1]	850	21,847
Picanol Group [1]	700	30,626

Total		52,473

Brazil – 1.2%
Brasil Brokers Participacoes	34,200	29,254
T4F Entretenimento [1]	74,200	51,148

Total		80,402

Canada – 8.6%
AirBoss of America	4,750	57,980
Altus Group	3,500	54,052
COM DEV International	12,550	42,707
Exco Technologies	5,000	58,624
FLYHT Aerospace Solutions [1]	61,150	10,863
Magellan Aerospace	16,200	171,395
Morneau Shepell	3,000	41,096
MTY Food Group	3,050	83,369
Richelieu Hardware	800	39,800

Total		559,886

China – 2.6%
Daqo New Energy ADR [1]	1,200	31,812
E-House (China) Holdings ADR	6,900	37,467
Pacific Online	188,500	79,122
Qunxing Paper Holdings [1],[6]	41,000	0
Xtep International Holdings	60,000	18,728

Total		167,129

Denmark – 0.6%
Zealand Pharma [1]	2,750	41,157

Total		41,157

Finland – 0.3%
BasWare	500	21,503

Total		21,503

France – 3.3%
aufeminin [1]	1,400	43,353
Lectra	4,400	61,973
Neurones	2,750	44,058
Prodware [1]	6,450	43,502
Tessi	250	24,187

Total		217,073

Germany – 7.9%
Adler Modemaerkte	2,600	33,576
ADLER Real Estate [1]	6,500	93,822
Amadeus Fire	700	55,449
GFT Technologies	3,150	62,179
mutares	400	36,976
Schaltbau Holding	600	30,563
SQS Software Quality Systems	6,000	54,518
Tomorrow Focus	18,500	99,439
XING	300	51,768

Total		518,290

Greece – 1.6%
Aegean Marine Petroleum Network	3,500	50,295
StealthGas [1]	7,900	51,745

Total		102,040

Hong Kong – 6.8%
China Metal International Holdings	221,000	69,005
I.T	383,200	128,526
Le Saunda Holdings	130,100	47,875
New World Department Store China	139,700	34,724
Oriental Watch Holdings	384,800	60,432
Pico Far East Holdings	322,200	74,434
Tse Sui Luen Jewellery (International)	95,000	31,076

Total		446,072

India – 1.5%
CCL Products India	10,000	28,553
eClerx Services	2,600	66,167

Total		94,720

Indonesia – 1.0%
Selamat Sempurna	184,300	62,656

Total		62,656

Ireland – 0.7%
Trinity Biotech ADR Cl. A	2,500	48,125

Total		48,125

Israel – 1.2%
Fox Wizel	1,300	30,037
Nova Measuring Instruments [1]	4,300	49,536

Total		79,573

Japan – 19.3%
Freund Corporation	7,000	72,964
Fujimori Kogyo	900	26,699
GCA Savvian	3,700	44,404
Itoki Corporation	15,500	98,798
Leopalace21 Corporation [1]	9,600	50,293
Namura Shipbuilding	4,400	41,413
Nishikawa Rubber	4,000	66,088
Nitto Kohki	3,300	59,503
Obara Group	1,766	99,856
Pressance Corporation	1,600	50,855
Relo Holdings	700	62,042
SPARX Group	40,900	73,916
Sun Frontier Fudousan	6,100	56,203
T Hasegawa	2,800	41,331
Tenpos Busters	2,900	45,781
Tokai Corporation/Gifu	2,100	71,482
Trancom	4,100	179,667
YAMADA Consulting Group	2,100	60,722
Zuiko Corporation	1,600	61,159

Total		1,263,176

Malaysia – 2.4%
Asia Brands	30,000	20,980
CB Industrial Product Holding	66,000	36,356
Kossan Rubber Industries	21,400	32,754
Media Prima	93,400	42,872
NTPM Holdings	112,500	22,631

Total		155,593

Netherlands– 0.7%
Lucas Bols Holding [1]	2,500	48,037

Total		48,037

Norway – 1.6%
Borregaard	7,350	54,283
Oslo Bors VPS Holding	4,000	47,172

Total		101,455

Singapore – 2.0%
Asian Pay Television Trust	70,200	45,528
Hour Glass (The)	60,000	32,378
Parkson Retail Asia	127,700	55,831

Total		133,737

South Africa – 0.7%
Metrofile Holdings	129,050	48,520

Total		48,520

South Korea – 3.9%
Eugene Technology	5,358	68,560
Handsome	1,600	47,358
Hankuk Carbon	8,850	58,812
Huvis Corporation	1,850	16,840
ISC Company	1,600	61,680

Total		253,250

Spain – 0.9%
Atento [1]	4,700	55,883

Total		55,883

Sri Lanka – 0.9%
Distilleries Company of Sri Lanka	34,300	61,939

Total		61,939

Sweden – 1.3%
Nolato Cl. B	2,050	49,401
Recipharm [1]	1,600	34,091

Total		83,492

Taiwan – 6.8%
Flytech Technology	19,500	79,080
Kinik Company	30,200	64,267
Lumax International	28,500	56,176
Makalot Industrial	8,160	58,607
Parade Technologies	3,400	31,995
Shih Her Technologies	35,400	59,776
Taiwan Paiho	38,800	93,455

Total		443,356

United Arab Emirates – 0.8%
Aramex	52,000	48,908

Total		48,908

United Kingdom – 6.0%
Clarkson	1,200	40,035
Globo [1]	84,950	63,584
Hargreaves Services	3,500	21,928
Mattioli Woods	4,800	36,314
Norcros	230,700	56,472
Pendragon	90,800	52,874
Trifast	38,700	59,103
Zeal Network	1,200	64,447

Total		394,757

United States – 1.0%
Century Casinos [1]	12,300	67,035

Total		67,035

TOTAL COMMON STOCKS
(Cost $6,182,501)		6,048,258

REPURCHASE AGREEMENT – 8.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $542,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 9/30/19, valued at $555,219)
(Cost $542,000)		542,000

TOTAL INVESTMENTS – 100.8%
(Cost $6,724,501)		6,590,258

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(55,460)

NET ASSETS – 100.0%		$6,534,798

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.6%

Austria – 3.6%
Mayr-Melnhof Karton	1,800	$185,767
Semperit AG Holding	2,500	117,364

Total		303,131

Brazil – 4.2%
CETIP - Mercados Organizados	16,000	159,672
Totvs	16,500	188,701

Total		348,373

Finland – 2.2%
Nokian Renkaat	6,000	178,848

Total		178,848

France – 1.7%
Virbac	600	141,790

Total		141,790

Germany – 5.1%
Carl Zeiss Meditec	6,700	175,271
KWS Saat	500	145,411
LPKF Laser & Electronics	9,300	104,200

Total		424,882

Hong Kong – 4.3%
Pico Far East Holdings	309,500	71,500
Stella International Holdings	48,900	117,023
Television Broadcasts	27,000	166,626

Total		355,149

India – 7.7%
Bajaj Finance	4,000	263,260
Kewal Kiran Clothing	4,480	153,391
Motherson Sumi Systems	26,900	221,613

Total		638,264

Italy – 3.8%
DiaSorin	3,300	145,102
Recordati	9,000	168,034

Total		313,136

Japan – 13.3%
FamilyMart	4,000	167,480
Horiba	3,200	122,062
Meitec Corporation	4,000	134,120
MISUMI Group	4,800	193,815
TOTO	11,000	163,496
Trend Micro	3,900	128,678
USS	11,000	190,481

Total		1,100,132

Malaysia – 1.7%
Media Prima	300,000	137,705

Total		137,705

Norway – 1.9%
TGS-NOPEC Geophysical	7,300	162,028

Total		162,028

Singapore – 3.2%
Silverlake Axis	160,000	159,747
Super Group	100,000	108,523

Total		268,270

Switzerland – 20.3%
Belimo Holding	80	173,595
Burckhardt Compression Holding	475	183,030
Burkhalter Holding	900	97,123
Forbo Holding	210	249,801
Inficon Holding	470	167,900
Kaba Holding	325	195,646
LEM Holding	253	207,897
Partners Group Holding	575	171,404
VZ Holding	1,200	234,244

Total		1,680,640

United Kingdom – 24.6%
Abcam	26,000	186,985
Ashmore Group	37,500	157,819
AVEVA Group	8,600	188,162
Clarkson	6,832	227,933
Consort Medical	14,000	178,532
E2V Technologies	40,000	114,364
Elementis	42,800	183,960
Fidessa Group	4,000	130,867
HellermannTyton Group	30,000	148,745
Latchways	18,000	198,946
Rotork	2,800	102,552
Spirax-Sarco Engineering	2,000	101,029
Victrex	4,400	122,320

Total		2,042,214

TOTAL COMMON STOCKS
(Cost $7,456,557)		8,094,562

REPURCHASE AGREEMENT – 3.4%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $286,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 9/30/19, valued at $295,438)
(Cost $286,000)		286,000

TOTAL INVESTMENTS – 101.0%
(Cost $7,742,557)		8,380,562

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.0)%		(86,396)

NET ASSETS – 100.0%		$8,294,166

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.2%

Consumer Discretionary – 32.9%
Auto Components - 5.9%
Lear Corporation	160,000	$17,731,200

Distributors - 2.8%
Genuine Parts	91,500	8,526,885

Media - 7.7%
Scripps Networks Interactive Cl. A	159,000	10,901,040
Viacom Cl. B	181,000	12,362,300

		23,263,340

Multiline Retail - 5.5%
Nordstrom	204,000	16,385,280

Specialty Retail - 11.0%
Bed Bath & Beyond [1]	235,000	18,042,125
Gap (The)	350,000	15,165,500

		33,207,625

Total		99,114,330

Energy – 0.7%
Energy Equipment & Services - 0.7%
Helmerich & Payne	30,000	2,042,100

Total		2,042,100

Financials – 9.3%
Capital Markets - 9.3%
Franklin Resources	270,000	13,856,400
T. Rowe Price Group	175,000	14,171,500

Total		28,027,900

Health Care – 2.5%
Health Care Providers & Services - 2.5%
Quest Diagnostics	100,000	7,685,000

Total		7,685,000

Industrials – 23.4%
Aerospace & Defense - 1.9%
Raytheon Company	51,000	5,571,750

Electrical Equipment - 5.6%
Emerson Electric	272,000	15,400,640
Rockwell Automation	12,000	1,391,880

		16,792,520

Industrial Conglomerates - 1.2%
3M	21,500	3,546,425

Machinery - 8.7%
Dover Corporation	120,000	8,294,400
Illinois Tool Works	69,500	6,751,230
Lincoln Electric Holdings	20,000	1,307,800
Parker Hannifin	82,500	9,799,350

		26,152,780

Professional Services - 5.5%
ManpowerGroup	193,000	16,626,950

Trading Companies & Distributors - 0.5%
Grainger (W.W.)	7,000	1,650,670

Total		70,341,095

Information Technology – 21.0%
Communications Equipment - 5.1%
Cisco Systems	553,000	15,221,325

Electronic Equipment, Instruments & Components - 1.1%
Avnet	74,500	3,315,250

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corporation	255,000	7,973,850

Software - 8.5%
Microsoft Corporation	309,000	12,562,395
Symantec Corporation	552,000	12,897,480

		25,459,875

Technology Hardware, Storage & Peripherals - 3.7%
Apple	90,000	11,198,700

Total		63,169,000

Materials – 1.4%
Metals & Mining - 1.4%
Nucor Corporation	92,000	4,372,760

Total		4,372,760

TOTAL COMMON STOCKS
(Cost $234,757,209)		274,752,185

REPURCHASE AGREEMENT – 9.3%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15,
maturity value $28,060,000 (collateralized
by obligations of various U.S. Government
Agencies, 3.375% due 11/15/19, valued at
$28,623,778)
(Cost $28,060,000)		28,060,000

TOTAL INVESTMENTS – 100.5%
(Cost $262,817,209)		302,812,185

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(1,620,964)

NET ASSETS – 100.0%		$301,191,221

[1]	Non-income producing.
[2]	At March 31, 2015, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[3]	All or a portion of these securities were on loan at March 31, 2015. Total market value of loaned securities as of March 31, 2015, was as follows:

Market Value
Royce Pennsylvania Mutual Fund	$ 43,122,830
Royce Micro-Cap Fund	11,846,786
Royce Premier Fund	25,027,092
Royce Low-Priced Stock Fund	13,281,698
Royce Total Return Fund	9,674,616
Royce Opportunity Fund	87,718,847
Royce Value Fund	54,630
Royce Value Plus Fund	68,962,059
Royce Dividend Value Fund	3,017,788
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2015 and less than 1% of net assets.
[6]
Securities for which market quotations are not readily available represent 0.2% and 0.0% of net assets for Royce Micro-Cap Fund and Royce International Micro-Cap Fund, respectively. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[7]	All or a portion of these securities have been segregated as collateral for short sales.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

The Royce Fund’s Board of Trustees has approved a plan of liquidation for Royce Select Fund II, Enterprise Select, SMid-Cap Value, Partners, and Global Dividend Value Funds, to be effective on April 23, 2015. The Funds are being liquidated primarily because they have not attracted and maintained assets at a sufficient level to be viable.

Tax Information:
At March 31, 2015, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$3,468,711,076	$1,671,023,315	$1,876,141,063	$205,117,748
Royce Micro-Cap Fund	405,074,450	84,076,088	136,474,826	52,398,738
Royce Premier Fund	2,734,889,201	2,211,028,509	2,237,135,625	26,107,116
Royce Low-Priced Stock Fund	493,695,815	96,323,777	123,435,899	27,112,122
Royce Total Return Fund	3,013,837,220	1,461,067,477	1,625,346,921	164,279,444
Royce Heritage Fund	299,472,569	63,584,196	71,649,774	8,065,578
Royce Opportunity Fund	2,009,741,395	317,620,119	530,377,897	212,757,778
Royce Special Equity Fund	2,011,050,239	675,631,050	695,150,674	19,519,624
Royce Select Fund I	19,904,547	5,817,090	6,485,994	668,904
Royce Value Fund	665,546,200	168,304,690	201,737,592	33,432,902
Royce Value Plus Fund	722,317,598	249,127,292	289,482,147	40,354,855
Royce 100 Fund	151,901,370	41,218,167	46,078,366	4,860,199
Royce Micro-Cap Discovery Fund	5,193,636	505,550	820,305	314,755
Royce Financial Services Fund	42,117,086	8,520,663	11,283,136	2,762,473
Royce Dividend Value Fund	373,477,662	78,579,493	111,730,643	33,151,150
Royce European Smaller-Companies Fund	23,124,334	(1,951,816)	1,611,284	3,563,100
Royce Global Value Fund	76,677,518	(543,510)	6,037,196	6,580,706
Royce International Smaller-Companies Fund	29,586,894	(964,480)	2,893,921	3,858,401
Royce Opportunity Select Fund	18,372,917	1,521,364	3,049,572	1,528,208
Royce International Micro-Cap Fund	6,734,322	(144,064)	599,227	743,291
Royce International Premier Fund	7,744,780	635,782	1,237,075	601,293
Royce Special Equity Multi-Cap Fund	262,826,712	39,985,473	40,952,210	966,737

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) or at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2015. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Royce Pennsylvania Mutual Fund
Common Stocks	$4,934,621,798	$105,298,280	$–	$5,039,920,078
Cash Equivalents	44,813,313	55,001,000	–	99,814,313
Royce Micro-Cap Fund
Common Stocks	430,859,290	17,009,231	1,049,127	448,917,648
Cash Equivalents	12,671,890	27,561,000	–	40,232,890
Royce Premier Fund
Common Stocks	4,750,806,865	118,772,923	–	4,869,579,788
Cash Equivalents	25,627,922	50,710,000	–	76,337,922
Royce Low-Priced Stock Fund
Common Stocks	516,313,238	42,567,091	–	558,880,329
Cash Equivalents	13,513,263	17,626,000	–	31,139,263
Royce Total Return Fund
Common Stocks	4,066,569,207	184,547,936	–	4,251,117,143
Cash Equivalents	10,188,554	213,599,000	–	223,787,554
Royce Heritage Fund
Common Stocks	271,793,110	41,229,655	–	313,022,765
Cash Equivalents	–	50,034,000	–	50,034,000
Royce Opportunity Fund
Common Stocks	2,081,283,746	194,093	–	2,081,477,839
Cash Equivalents	90,844,675	155,039,000	–	245,883,675
Royce Special Equity Fund
Common Stocks	2,466,275,599	4,268,690	–	2,470,544,289
Cash Equivalents	–	216,137,000	–	216,137,000
Royce Select Fund I
Common Stocks	22,713,594	334,043	–	23,047,637
Cash Equivalents	–	2,674,000	–	2,674,000
Royce Value Fund
Common Stocks	822,776,509	–	–	822,776,509
Cash Equivalents	56,381	11,018,000	–	11,074,381
Royce Value Plus Fund
Common Stocks	819,041,792	44,860,370	–	863,902,162
Cash Equivalents	72,270,728	35,272,000	–	107,542,728
Royce 100 Fund
Common Stocks	183,136,349	2,434,188	–	185,570,537
Cash Equivalents	–	7,549,000	–	7,549,000
Royce Micro-Cap Discovery Fund
Common Stocks	5,453,186	–	–	5,453,186
Cash Equivalents	–	246,000	–	246,000
Royce Financial Services Fund
Common Stocks	37,615,667	11,349,082	–	48,964,749
Cash Equivalents	–	1,673,000	–	1,673,000
Royce Dividend Value Fund
Common Stocks	386,050,123	62,866,558	–	448,916,681
Cash Equivalents	3,140,474	–	–	3,140,474
Royce European Smaller-Companies Fund
Common Stocks	226,782	19,690,736	–	19,917,518
Cash Equivalents	–	1,255,000	–	1,255,000
Royce Global Value Fund
Common Stocks	29,691,278	40,071,730	–	69,763,008
Cash Equivalents	–	6,371,000	–	6,371,000
Royce International Smaller-Companies Fund
Common Stocks	2,941,538	25,372,876	–	28,314,414
Cash Equivalents	–	308,000	–	308,000
Royce Opportunity Select Fund
Common Stocks	21,211,273	10,191	–	21,221,464
Cash Equivalents	–	474,000	–	474,000
Royce International Micro-Cap Fund
Common Stocks	1,204,205	4,844,053	0	6,048,258
Cash Equivalents	–	542,000	–	542,000
Royce International Premier Fund
Common Stocks	348,373	7,746,189	–	8,094,562
Cash Equivalents	–	286,000	–	286,000
Royce Special Equity Multi-Cap Fund
Common Stocks	274,752,185	–	–	274,752,185
Cash Equivalents	–	28,060,000	–	28,060,000

Short positions:

	Level 1	Level 2	Level 3	Total

Royce Opportunity Select Fund
Common Stocks	$(1,801,183)	$–	$–	$(1,801,183)

For the three months ended March 31, 2015, certain securities have transferred in and out of Level 1 and Level 2 measurements. The Funds recognize transfers between levels as of the end of the reporting period. At March 31, 2015, the following Funds had securities transfer from Level 1 to Level 2 and from Level 2 to Level 1 within the fair value hierarchy:

	Transfers from		Transfers from
	Level 1 to Level 2		Level 2 to Level 1

Royce Total Return Fund	$3,088,163	Royce Heritage Fund	$1,667,463
Royce Financial Services Fund	287,271	Royce Financial Services Fund	406,165
		Royce Dividend Value Fund	2,075,232
		Royce Global Value Fund	3,554,071
		Royce International Smaller-Companies Fund	1,964,991
		Royce International Micro-Cap Fund	101,382
		Royce International Premier Fund	348,373

Level 3 Reconciliation:

				Unrealized
	Balance as of 12/31/14	Purchases	Sales	Gain (Loss)	Balance as of 3/31/15

Royce Micro-Cap Fund
Common Stocks	$1,049,127	–	–	$–	$1,049,127
Royce International Micro-Cap Fund
Common Stocks	529	–	–	(529)	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/15	Technique(s)	Input(s)	Range Average	Input [1]

Royce Micro-Cap Fund
Common Stocks	$1,049,127	Market Approach	Liquidity Discount	30%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2015:

					Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/14	12/31/14	Purchases	Sales	(Loss)	Income	3/31/15	3/31/15

Royce Pennsylvania Mutual Fund
America’s Car-Mart	500,900	$26,738,042	$-	$1,698,905	$654,888	$-	456,900	$24,786,825
Destination Maternity[1]	648,466	10,343,033	793,983	342,451	(141,564)	139,905
DTS	1,007,929	30,993,817	744,055	1,172,452	7,816	-	994,129	33,869,975
Fabrinet[1]	1,790,355	31,760,898	367,716	7,383,383	240,014	-
Key Tronic	681,935	5,414,564	-	-	-	-	681,935	7,337,621
PICO Holdings[1]	1,319,011	24,863,357	-	4,373,494	(1,533,326)	-
Preformed Line Products	352,478	19,255,873	-	1,618,822	(735,607)	66,796	333,978	14,070,493
STRATTEC SECURITY	263,950	21,796,991	26,189	750,919	(98,229)	31,002	255,650	18,877,196
Weyco Group	590,500	17,520,135	-	472,000	176,895	107,711	566,900	16,950,310
		188,686,710			(1,429,113)	345,414		115,892,420
Royce Micro-Cap Fund
Key Technology	339,814	4,349,619	-	163,045	(13,045)	-	327,814	4,176,350
Truett-Hurst Cl. A1	191,900	758,005	-	1,148,176	(731,451)	-
		5,107,624			(744,496)	-		4,176,350
Royce Premier Fund
Acacia Research[1]	3,075,472	52,098,496	-	67,134,113	(28,531,187)	167,904
Benchmark Electronics	2,702,100	68,741,424	-	-	-	-	2,702,100	64,931,463
Cabot Microelectronics[1]	1,321,074	62,513,222	-	4,276,677	3,363,429	-
Globe Specialty Metals[1]	5,094,972	87,786,367	-	60,107,355	9,628,237	289,206
Kennedy-Wilson Holdings	5,318,014	134,545,754	-	-	-	638,162	5,318,014	139,012,886
MKS Instruments	3,028,910	110,858,106	-	2,798,805	228,960	484,772	2,938,010	99,334,118
Pason Systems	3,981,100	75,009,708	3,726,683	-	-	566,743	4,234,900	66,739,255
Ritchie Bros. Auctioneers	5,442,714	146,354,580	-	-	-	761,980	5,442,714	135,741,287
Schnitzer Steel Industries Cl. A1	1,795,805	40,513,361	-	56,990,886	(26,764,674)	327,695
SEACOR Holdings	982,527	72,520,318	3,366,527	-	-	-	1,030,827	71,817,717
Semperit AG Holding	1,927,361	93,265,167	-	22,877,842	(4,171,788)	-	1,505,461	70,674,890
Simpson Manufacturing[1]	2,630,933	91,030,282	-	11,277,491	4,206,353	678,043
Sun Hydraulics	1,252,333	49,316,874	17,012,584	-	-	280,989	1,691,433	69,957,669
Thor Industries	3,761,457	210,152,602	-	31,404,666	21,547,171	-	2,800,300	177,006,963
Trican Well Service[1]	8,450,100	40,512,186	-	74,979,907	(49,934,405)	-
Unit Corporation[1]	2,586,073	88,185,089	-	15,764,334	(5,622,321)	-
		1,423,403,536			(76,050,225)	4,195,494		895,216,248
Royce Low-Priced Stock Fund
Tecumseh Products	1,207,365	3,730,758	-	-	-	-	1,207,365	3,416,843
		3,730,758			-	-		3,416,843
Royce Total Return Fund
Chase Corporation	773,974	27,855,324	-	978,291	1,368,747	-	713,174	31,187,099
Houston Wire & Cable	1,378,225	16,469,789	-	709,000	(176,903)	164,019	1,328,225	12,923,629
Landauer	553,400	18,893,076	-	861,706	(288,404)	147,620	536,800	18,863,152
Mueller (Paul) Company	116,700	5,391,540	-	-	-	-	116,700	3,628,203
Starrett (L.S.) Company (The) Cl. A	529,400	10,550,942	-	-	-	52,940	529,400	10,058,600
		79,160,671			903,440	364,579		76,660,683
Royce Opportunity Fund
BTU International[1]	806,549	2,653,546	-	-	-	-
Dixie Group	845,735	7,755,390	172,964	19,162	245	-	864,035	7,819,517
Identiv	526,268	7,309,863	1,259,630	-	-	-	626,339	5,373,989
LMI Aerospace	702,037	9,898,722	610,730	137,119	(50,256)	-	745,337	9,100,565
Pericom Semiconductor[1]	1,221,199	16,535,034	-	2,344,804	1,448,952	70,308
Planar Systems	1,079,499	9,035,407	998,162	148,324	17,517	-	1,221,675	7,684,336
SigmaTron International	345,772	2,309,757	-	-	-	-	345,772	2,468,812
Spire Corporation	675,600	172,278	3,599	-	-	-	685,600	194,093
TRC Companies	1,740,430	11,034,326	-	480,432	(263,949)	-	1,714,129	14,261,553
		66,704,323			1,152,509	70,308		46,902,865
Royce Special Equity Fund
Atrion Corporation[1]	115,000	39,101,150	-	5,893,873	20,025,996	36,000
AVX Corporation	9,900,000	138,600,000	-	4,490,856	(177,251)	1,039,500	9,600,000	136,992,000
Bowl America Cl. A	343,048	4,912,447	-	-	-	58,318	343,048	4,843,838
Children’s Place	2,170,000	123,690,000	-	9,388,606	1,366,793	-	2,000,000	128,380,000
CSS Industries	972,385	26,876,721	-	-	-	175,029	972,385	29,317,408
Finish Line (The) Cl. A	4,775,000	116,080,250	-	10,788,435	649,494	422,100	4,300,000	105,436,000
Foster (L.B.) Company	1,000,000	48,570,000	-	1,319,149	50,252	40,000	970,000	46,055,600
Frisch’s Restaurants	505,100	13,536,680	-	-	-	101,020	505,100	13,713,465
Hawkins	955,432	41,398,869	1,706,901	-	-	367,834	1,000,000	37,990,000
Hurco Companies	479,319	16,339,985	203,130	-	-	38,741	485,000	15,971,050
Meredith Corporation[1]	2,375,000	129,010,000	-	13,529,614	2,694,439	989,390
National Presto Industries	656,500	38,103,260	-	-	-	2,658,825	656,500	41,615,535
Neenah Paper	1,272,808	76,712,138	1,311,284	-	-	384,182	1,295,000	80,989,300
Park Electrochemical	1,458,382	36,357,463	669,811	-	-	2,340,023	1,490,000	32,124,400
ScanSource	2,400,000	96,384,000	-	20,026,732	(1,642,932)	-	1,914,000	77,804,100
Scholastic Corporation	2,725,000	99,244,500	-	17,153,014	1,303,383	384,750	2,230,000	91,296,200
Schweitzer-Mauduit International	2,300,000	97,290,000	-	20,119,945	(4,097,357)	758,100	1,925,000	88,781,000
Standard Motor Products	2,268,000	86,456,160	-	-	-	340,200	2,268,000	95,845,680
UniFirst Corporation	1,542,278	187,309,663	-	-	-	57,835	1,542,278	181,510,698
Universal Corporation	1,900,000	83,562,000	-	28,232,480	(4,360,020)	956,800	1,360,000	64,137,600
Weis Markets	1,486,100	71,065,302	-	1,809,050	(8,151)	445,830	1,450,000	72,152,000
		1,570,600,588			15,804,646	11,594,477		1,344,955,874

[1]	Not an Affiliated Company at March 31, 2015.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

President, The Royce Fund
Date: May 27, 2015

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, The Royce Fund
Date: May 27, 2015